Schedule of Investments
(unaudited)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.6%
AAR Corp.
(a)
...................... 35,754 $ 2,065,151
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 80,005 4,389,874
AeroVironment, Inc.
(a)(b)
............... 25,921 2,651,200
Air Industries Group
(a)
................ 2 7
Archer Aviation, Inc., Class A
(a)(b)
......... 165,289 680,991
Astra Space, Inc., Class A
(a)(b)
........... 155,377 57,272
Astronics Corp.
(a)
................... 26,434 524,979
Axon Enterprise, Inc.
(a)(b)
.............. 71,990 14,046,689
Boeing Co. (The)
(a)
.................. 580,470 122,572,045
BWX Technologies, Inc. .............. 92,618 6,628,670
Byrna Technologies, Inc.
(a)(b)
............ 35,047 175,586
Cadre Holdings, Inc. ................. 15,475 337,355
Curtiss-Wright Corp. ................. 39,013 7,165,128
Ducommun, Inc.
(a)
.................. 14,230 620,001
General Dynamics Corp. .............. 229,880 49,458,682
HEICO Corp. ..................... 40,278 7,126,789
HEICO Corp., Class A ................ 72,531 10,197,859
Hexcel Corp. ...................... 85,647 6,510,885
Howmet Aerospace, Inc.
(b)
............. 377,063 18,687,242
Huntington Ingalls Industries, Inc. ........ 40,639 9,249,436
Kaman Corp. ..................... 27,121 659,854
Kratos Defense & Security Solutions, Inc.
(a)
. 126,671 1,816,462
L3Harris Technologies, Inc. ............ 194,780 38,132,081
Leonardo DRS, Inc.
(a)(b)
............... 47,687 826,893
Lockheed Martin Corp. ............... 231,019 106,356,527
Mercury Systems, Inc.
(a)
.............. 63,983 2,213,172
Momentus, Inc., Class A
(a)
............. 90 28
Moog, Inc., Class A ................. 29,167 3,162,578
National Presto Industries, Inc. .......... 8,268 605,218
Northrop Grumman Corp. ............. 146,283 66,675,791
Parsons Corp.
(a)
.................... 33,807 1,627,469
Raytheon Technologies Corp. .......... 1,501,191 147,056,670
Rocket Lab USA, Inc.
(a)(b)
.............. 260,455 1,562,730
SIFCO Industries, Inc.
(a)(b)
............. 614 1,510
Spirit AeroSystems Holdings, Inc., Class A .. 107,876 3,148,900
Textron, Inc. ...................... 208,685 14,113,367
TransDigm Group, Inc. ............... 53,470 47,811,270
Triumph Group, Inc.
(a)
................ 69,209 856,115
V2X, Inc.
(a)(b)
...................... 9,334 462,593
Virgin Galactic Holdings, Inc., Class C
(a)(b)
... 293,304 1,138,020
VirTra, Inc.
(a)
...................... 9 69
Woodward, Inc. .................... 61,951 7,366,593
708,739,751
Air Freight & Logistics — 0.5%
Air T, Inc.
(a)(b)
...................... 379 9,513
Air Transport Services Group, Inc.
(a)
...... 57,358 1,082,345
CH Robinson Worldwide, Inc. .......... 119,931 11,315,490
Expeditors International of Washington, Inc. . 156,156 18,915,176
FedEx Corp. ...................... 237,389 58,848,733
Forward Air Corp. .................. 28,115 2,983,283
GXO Logistics, Inc.
(a)(b)
............... 122,557 7,699,031
Hub Group, Inc., Class A
(a)
............. 33,149 2,662,528
United Parcel Service, Inc., Class B ...... 743,321 133,240,289
236,756,388
Automobile Components — 0.2%
Adient plc
(a)
....................... 96,446 3,695,811
American Axle & Manufacturing Holdings, Inc.
(a)
(b)
........................... 108,617 898,263
Aptiv plc
(a)
........................ 277,653 28,345,595
Autoliv, Inc. ....................... 79,614 6,770,375
BorgWarner, Inc. ................... 238,575 11,668,703
Cooper-Standard Holdings, Inc.
(a)(b)
....... 16,032 228,616
Security
Shares
Shares Value
Automobile Components (continued)
Dana, Inc. ........................ 138,456 $ 2,353,752
Dorman Products, Inc.
(a)
.............. 27,841 2,194,706
Fox Factory Holding Corp.
(a)(b)
.......... 43,711 4,743,081
Garrett Motion, Inc.
(a)(b)
............... 71,285 539,627
Gentex Corp. ..................... 238,843 6,988,546
Gentherm, Inc.
(a)
................... 33,753 1,907,382
Goodyear Tire & Rubber Co. (The)
(a)
...... 298,368 4,081,674
Holley, Inc.
(a)(b)
..................... 54,378 222,406
LCI Industries ..................... 25,424 3,212,577
Lear Corp. ....................... 60,442 8,676,449
Luminar Technologies, Inc., Class A
(a)(b)
.... 255,920 1,760,730
Mobileye Global, Inc., Class A
(a)(b)
........ 78,178 3,003,599
Modine Manufacturing Co.
(a)(b)
.......... 54,678 1,805,468
Motorcar Parts of America, Inc.
(a)
........ 36 279
Patrick Industries, Inc.
(b)
.............. 23,464 1,877,120
QuantumScape Corp., Class A
(a)(b)
....... 307,532 2,457,181
Solid Power, Inc., Class A
(a)(b)
........... 120,284 305,521
Standard Motor Products, Inc. .......... 25,403 953,120
Stoneridge, Inc.
(a)
................... 27,243 513,530
Superior Industries International, Inc.
(a)
.... 72,128 259,661
Visteon Corp.
(a)
.................... 28,661 4,116,006
XPEL, Inc.
(a)(b)(c)
.................... 20,347 1,713,624
105,293,402
Automobiles — 2.0%
Arcimoto, Inc.
(a)(b)
................... 45 66
Canoo, Inc., Class A
(a)(b)
.............. 356,661 170,983
Faraday Future Intelligent Electric, Inc.
(a)(b)
.. 1,193,692 238,738
Fisker, Inc., Class A
(a)(b)
............... 189,990 1,071,544
Ford Motor Co. .................... 4,025,599 60,907,313
General Motors Co. ................. 1,424,180 54,916,381
Harley-Davidson, Inc. ................ 133,387 4,696,556
Lucid Group, Inc.
(a)(b)
................. 846,054 5,829,312
Mullen Automotive, Inc.
(a)(b)
............ 521,419 56,157
Rivian Automotive, Inc., Class A
(a)(b)
....... 577,456 9,620,417
Tesla, Inc.
(a)
....................... 2,772,841 725,846,589
Thor Industries, Inc. ................. 65,549 6,784,321
Winnebago Industries, Inc. ............ 31,109 2,074,659
Workhorse Group, Inc.
(a)(b)
............. 131,906 114,969
872,328,005
Banks — 3.2%
1895 Bancorp of Wisconsin, Inc.
(a)
....... 2,115 15,841
1st Source Corp. ................... 18,914 793,064
Affinity Bancshares, Inc.
(a)
............. 2,365 27,789
Amalgamated Financial Corp. .......... 18,005 289,700
Amerant Bancorp, Inc., Class A ......... 29,594 508,721
American National Bankshares, Inc. ...... 19,257 558,068
Ameris Bancorp .................... 45,805 1,566,989
Arrow Financial Corp. ................ 17,983 362,178
Associated Banc-Corp. ............... 167,594 2,720,051
Atlantic Union Bankshares Corp. ........ 76,721 1,990,910
Auburn National BanCorp, Inc. .......... 595 12,757
Axos Financial, Inc.
(a)
................ 54,381 2,144,787
Banc of California, Inc. ............... 59,743 691,824
BancFirst Corp. .................... 18,761 1,726,012
Bancorp, Inc. (The)
(a)
................ 33,568 1,095,995
Bank First Corp.
(b)
.................. 9,147 761,030
Bank of America Corp. ............... 7,127,355 204,483,815
Bank of Hawaii Corp. ................ 40,854 1,684,410
Bank of Marin Bancorp ............... 22,482 397,257
Bank of South Carolina Corp. ........... 960 13,248
Bank of the James Financial Group, Inc. ... 852 7,907
Bank OZK ....................... 118,942 4,776,711
BankFinancial Corp. ................. 8,302 67,910

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
BankUnited, Inc. ................... 54,708 $ 1,178,957
Bankwell Financial Group, Inc. .......... 9,412 229,465
Banner Corp. ..................... 19,279 841,914
Bar Harbor Bankshares .............. 17,580 433,171
BayCom Corp.
(b)
................... 26,520 442,354
BCB Bancorp, Inc. .................. 11,608 136,278
Berkshire Hills Bancorp, Inc. ........... 41,358 857,351
Blue Ridge Bankshares, Inc. ........... 50,577 447,606
BOK Financial Corp. ................. 29,942 2,418,715
Bridgewater Bancshares, Inc.
(a)
......... 25,061 246,851
Broadway Financial Corp.
(a)
............ 16,045 15,564
Brookline Bancorp, Inc.
(b)
.............. 55,340 483,672
Business First Bancshares, Inc. ......... 25,068 377,775
Byline Bancorp, Inc. ................. 29,127 526,907
C&F Financial Corp.
(b)
................ 7,706 413,812
Cadence Bank .................... 126,467 2,483,812
Cambridge Bancorp ................. 8,085 439,096
Camden National Corp. .............. 26,284 814,015
Capital City Bank Group, Inc. ........... 15,512 475,288
Capitol Federal Financial, Inc. .......... 134,257 828,366
Capstar Financial Holdings, Inc. ......... 36,728 450,653
Carter Bankshares, Inc.
(a)
............. 24,441 361,482
Cathay General Bancorp .............. 76,062 2,448,436
CB Financial Services, Inc. ............ 33,952 689,905
CF Bankshares, Inc.
(b)
................ 1,726 26,235
Citigroup, Inc. ..................... 1,997,197 91,950,950
Citizens & Northern Corp. ............. 11,141 215,021
Citizens Community Bancorp, Inc. ....... 799 7,071
Citizens Financial Group, Inc. .......... 511,856 13,349,204
Citizens Financial Services, Inc.
(b)
........ 553 41,182
Citizens Holding Co. ................. 828 10,102
City Holding Co. ................... 11,974 1,077,540
Civista Bancshares, Inc. .............. 11,203 194,932
CNB Financial Corp. ................. 20,163 355,877
Coastal Financial Corp.
(a)
............. 10,459 393,781
Codorus Valley Bancorp, Inc. ........... 11,674 228,927
Colony Bankcorp, Inc. ............... 67,015 631,281
Columbia Banking System, Inc. ......... 225,839 4,580,015
Columbia Financial, Inc.
(a)(b)
............ 33,589 580,754
Comerica, Inc. ..................... 137,701 5,833,014
Commerce Bancshares, Inc. ........... 116,253 5,661,521
Community Bank System, Inc. .......... 43,616 2,044,718
Community Trust Bancorp, Inc. ......... 19,076 678,533
Community West Bancshares .......... 8,494 104,136
ConnectOne Bancorp, Inc. ............ 34,615 574,263
CrossFirst Bankshares, Inc.
(a)(b)
......... 71,338 713,380
Cullen/Frost Bankers, Inc. ............. 68,164 7,329,675
Customers Bancorp, Inc.
(a)(b)
........... 20,314 614,702
CVB Financial Corp. ................. 110,929 1,473,137
Dime Community Bancshares, Inc. ....... 42,809 754,723
Eagle Bancorp Montana, Inc. ........... 44,109 583,562
Eagle Bancorp, Inc. ................. 21,612 457,310
East West Bancorp, Inc. .............. 145,761 7,694,723
Eastern Bankshares, Inc. ............. 164,072 2,013,163
Enterprise Financial Services Corp. ...... 45,226 1,768,337
Equity Bancshares, Inc., Class A ........ 16,111 367,009
Esquire Financial Holdings, Inc. ......... 17,373 794,641
Evans Bancorp, Inc.
(b)
................ 23,019 573,864
Farmers & Merchants Bancorp, Inc. ...... 20,132 453,171
Farmers National Banc Corp. ........... 69,486 859,542
FB Financial Corp. .................. 35,060 983,433
Fidelity D&D Bancorp, Inc.
(b)
........... 8,611 418,408
Fifth Third Bancorp ................. 710,994 18,635,153
Financial Institutions, Inc. ............. 13,525 212,883
First Bancorp ..................... 50,031 1,488,422
Security
Shares
Shares Value
Banks (continued)
First BanCorp ..................... 130,725 $ 1,597,459
First Bancshares, Inc. (The) ............ 30,696 793,185
First Busey Corp. ................... 58,216 1,170,142
First Business Financial Services, Inc. ..... 10,017 295,401
First Capital, Inc. ................... 978 30,240
First Citizens BancShares, Inc., Class A .... 12,155 15,600,335
First Commonwealth Financial Corp. ...... 43,678 552,527
First Community Bankshares, Inc. ....... 17,659 525,002
First Financial Bancorp ............... 65,509 1,339,004
First Financial Bankshares, Inc. ......... 132,417 3,772,560
First Financial Corp. ................. 10,429 338,630
First Foundation, Inc. ................ 71,718 284,720
First Hawaiian, Inc. ................. 135,258 2,435,997
First Horizon Corp. .................. 546,068 6,154,186
First Internet Bancorp ................ 22,410 332,788
First Interstate BancSystem, Inc., Class A .. 90,358 2,154,135
First Merchants Corp. ................ 60,603 1,710,823
First Mid Bancshares, Inc. ............. 25,130 606,638
First National Corp. ................. 3,235 53,733
First of Long Island Corp. (The) ......... 28,873 347,053
First Savings Financial Group, Inc. ....... 31,488 415,642
First Seacoast Bancorp
(b)
............. 1,794 14,818
First US Bancshares, Inc. ............. 9 77
First Western Financial, Inc.
(a)
.......... 25,496 474,226
Flushing Financial Corp. .............. 29,848 366,832
FNB Corp. ....................... 379,346 4,339,718
Franklin Financial Services Corp. ........ 26,516 735,554
Fulton Financial Corp. ................ 170,218 2,028,999
German American Bancorp, Inc. ......... 28,282 768,705
Glacier Bancorp, Inc.
(b)
............... 118,021 3,678,715
Glen Burnie Bancorp ................ 598 4,658
Great Southern Bancorp, Inc. ........... 9,205 466,970
Greene County Bancorp, Inc. ........... 13,525 403,045
Hancock Whitney Corp. .............. 83,590 3,208,184
HarborOne Bancorp, Inc. ............. 66,517 577,368
Hawthorn Bancshares, Inc.
(b)
........... 9 162
Heartland Financial USA, Inc. .......... 46,064 1,283,804
Heritage Commerce Corp. ............. 76,945 637,105
Heritage Financial Corp. .............. 33,708 545,058
Hilltop Holdings, Inc. ................. 51,173 1,609,903
Hingham Institution for Savings (The)
(b)
.... 1,507 321,262
HMN Financial, Inc. ................. 848 15,892
Home BancShares, Inc. .............. 200,397 4,569,052
Home Federal Bancorp, Inc. of Louisiana ... 506 7,428
HomeTrust Bancshares, Inc. ........... 18,016 376,354
Hope Bancorp, Inc. ................. 84,149 708,535
Horizon Bancorp, Inc. ................ 40,046 416,879
Huntington Bancshares, Inc. ........... 1,496,668 16,134,081
IF Bancorp, Inc. .................... 697 10,065
Independent Bank Corp. .............. 57,284 1,939,947
Independent Bank Group, Inc. .......... 36,024 1,243,909
International Bancshares Corp. ......... 53,744 2,375,485
John Marshall Bancorp, Inc. ........... 24,968 501,607
JPMorgan Chase & Co.
1
.............. 2,999,351 436,225,609
Kearny Financial Corp. ............... 82,023 578,262
Kentucky First Federal Bancorp ......... 844 5,241
KeyCorp ......................... 964,544 8,912,387
Lake Shore Bancorp, Inc. ............. 652 7,218
Lakeland Bancorp, Inc. ............... 66,171 886,030
Lakeland Financial Corp. .............. 24,360 1,181,947
Landmark Bancorp, Inc. .............. 904 19,707
Live Oak Bancshares, Inc.
(b)
............ 36,437 958,657
M&T Bank Corp. ................... 171,888 21,272,859
Macatawa Bank Corp. ............... 30,372 281,852
Magyar Bancorp, Inc. ................ 871 9,024

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Malvern Bancorp, Inc.
(a)(b)
............. 8,461 $ 133,261
Mercantile Bank Corp. ............... 17,726 489,592
Meridian Corp. .................... 34,901 342,030
Metropolitan Bank Holding Corp.
(a)
....... 12,969 450,413
Mid Penn Bancorp, Inc. ............... 13,208 291,633
Midland States Bancorp, Inc. ........... 25,104 499,821
Mid-Southern Bancorp, Inc. ............ 2,439 31,707
MidWestOne Financial Group, Inc. ....... 15,961 341,087
MVB Financial Corp. ................ 11,067 233,292
National Bank Holdings Corp., Class A .... 37,993 1,103,317
National Bankshares, Inc.
(b)
............ 9,782 285,537
NBT Bancorp, Inc. .................. 36,179 1,152,301
New York Community Bancorp, Inc. ...... 741,379 8,333,100
Nicolet Bankshares, Inc.
(b)
............. 13,926 945,715
Northeast Bank .................... 15,821 659,261
Northeast Community Bancorp, Inc.
(b)
..... 47,420 705,610
Northfield Bancorp, Inc. .............. 34,171 375,198
Northrim BanCorp, Inc. ............... 9,377 368,797
Northwest Bancshares, Inc. ............ 93,733 993,570
Norwood Financial Corp. .............. 21,819 644,315
Oak Valley Bancorp
(b)
................ 8,464 213,208
OceanFirst Financial Corp. ............ 60,342 942,542
Oconee Federal Financial Corp. ......... 212 3,021
OFG Bancorp ..................... 34,848 908,836
Ohio Valley Banc Corp. ............... 21,317 522,266
Old National Bancorp ................ 296,616 4,134,827
Old Point Financial Corp. ............. 16,019 277,769
Old Second Bancorp, Inc. ............. 42,103 549,865
Origin Bancorp, Inc. ................. 36,346 1,064,938
Orrstown Financial Services, Inc. ........ 12,190 233,438
Pacific Premier Bancorp, Inc. ........... 80,724 1,669,372
PacWest Bancorp
(b)
................. 120,088 978,717
Park National Corp. ................. 14,811 1,515,462
Pathfinder Bancorp, Inc. .............. 713 9,939
Pathward Financial, Inc.
(b)
............. 26,264 1,217,599
Patriot National Bancorp, Inc.
(a)
......... 59 504
PCB Bancorp ..................... 39,135 575,676
Peapack-Gladstone Financial Corp. ...... 13,777 373,081
Penns Woods Bancorp, Inc.
(b)
.......... 11,224 280,937
Peoples Bancorp of North Carolina, Inc.
(b)
.. 26,617 485,228
Peoples Bancorp, Inc. ............... 35,738 948,844
Peoples Financial Services Corp. ........ 9 394
Pinnacle Financial Partners, Inc. ......... 81,379 4,610,120
Plumas Bancorp
(b)
.................. 8,301 296,263
PNC Financial Services Group, Inc. (The) .. 412,625 51,970,119
Ponce Financial Group, Inc.
(a)(b)
......... 80,286 697,685
Popular, Inc. ...................... 74,088 4,483,806
Premier Financial Corp. .............. 43,447 696,021
Primis Financial Corp. ................ 21,982 185,088
Princeton Bancorp, Inc.
(b)
............. 18,170 496,404
Prosperity Bancshares, Inc. ............ 99,021 5,592,706
Provident Financial Services, Inc. ........ 61,828 1,010,270
QCR Holdings, Inc. ................. 24,344 998,834
RBB Bancorp ..................... 27,707 330,822
Red River Bancshares, Inc. ............ 10,345 508,353
Regions Financial Corp. .............. 978,482 17,436,549
Renasant Corp. .................... 43,757 1,143,370
Republic First Bancorp, Inc.
(a)
........... 39,070 35,163
S&T Bancorp, Inc. .................. 19,099 519,302
Salisbury Bancorp, Inc. ............... 31,757 752,323
Sandy Spring Bancorp, Inc. ............ 52,582 1,192,560
Seacoast Banking Corp. of Florida ....... 87,834 1,941,131
ServisFirst Bancshares, Inc. ........... 48,864 1,999,515
Shore Bancshares, Inc. ............... 21,018 242,968
Simmons First National Corp., Class A .... 111,564 1,924,479
Security
Shares
Shares Value
Banks (continued)
SmartFinancial, Inc. ................. 17,110 $ 368,036
Sound Financial Bancorp, Inc. .......... 15,783 563,927
South Plains Financial, Inc. ............ 35,243 793,320
Southern First Bancshares, Inc.
(a)
........ 9,203 227,774
Southern Missouri Bancorp, Inc. ......... 8,380 322,211
Southside Bancshares, Inc. ............ 22,706 593,989
SouthState Corp. ................... 78,970 5,196,226
Stellar Bancorp, Inc. ................. 43,326 991,732
Sterling Bancorp, Inc.
(a)
............... 61,550 336,678
Stock Yards Bancorp, Inc. ............. 30,975 1,405,336
Summit State Bank ................. 954 14,415
Synovus Financial Corp. .............. 155,953 4,717,578
Territorial Bancorp, Inc. ............... 17,318 212,665
Texas Capital Bancshares, Inc.
(a)(b)
....... 55,844 2,875,966
Tompkins Financial Corp. ............. 12,733 709,228
Towne Bank ...................... 78,103 1,815,114
TriCo Bancshares .................. 36,329 1,206,123
Triumph Financial, Inc.
(a)(b)
............. 21,017 1,276,152
Truist Financial Corp. ................ 1,369,860 41,575,251
Trustmark Corp.
(b)
.................. 60,524 1,278,267
UMB Financial Corp. ................ 45,022 2,741,840
Union Bankshares, Inc.
(b)
.............. 808 18,548
United Bancorp, Inc. ................. 9 107
United Bankshares, Inc. .............. 137,151 4,069,270
United Community Banks, Inc. .......... 95,674 2,390,893
Univest Financial Corp. ............... 32,386 585,539
US Bancorp ...................... 1,441,140 47,615,266
Valley National Bancorp .............. 436,144 3,380,116
Veritex Holdings, Inc. ................ 32,479 582,348
Village Bank and Trust Financial Corp. .... 113 4,915
Virginia National Bankshares Corp.
(b)
...... 18,584 597,476
Washington Federal, Inc. .............. 66,416 1,761,352
Washington Trust Bancorp, Inc. ......... 24,124 646,764
Webster Financial Corp. .............. 182,463 6,887,978
Wells Fargo & Co. .................. 3,859,769 164,734,941
WesBanco, Inc. .................... 64,337 1,647,671
Westamerica BanCorp ............... 18,425 705,677
Western Alliance Bancorp ............. 111,504 4,066,551
Wintrust Financial Corp. .............. 67,488 4,900,979
WSFS Financial Corp. ............... 60,818 2,294,055
Zions Bancorp NA .................. 157,425 4,228,435
1,436,770,684
Beverages — 1.5%
Alkaline Water Co., Inc. (The)
(a)(b)
........ 13 20
Boston Beer Co., Inc. (The), Class A, NVS
(a)(b)
9,326 2,876,511
Brown-Forman Corp., Class A .......... 55,744 3,794,494
Brown-Forman Corp., Class B, NVS ...... 189,913 12,682,390
Celsius Holdings, Inc.
(a)(b)
.............. 41,980 6,262,996
Coca-Cola Co. (The) ................ 3,996,247 240,653,994
Coca-Cola Consolidated, Inc. ........... 4,781 3,040,812
Constellation Brands, Inc., Class A ....... 165,613 40,762,328
Duckhorn Portfolio, Inc. (The)
(a)
......... 51,867 672,715
Eastside Distilling, Inc.
(a)
.............. 424 1,353
Keurig Dr Pepper, Inc. ............... 869,365 27,185,044
MGP Ingredients, Inc.
(b)
............... 15,623 1,660,412
Molson Coors Beverage Co., Class B ..... 192,915 12,701,524
Monster Beverage Corp.
(a)
............. 780,093 44,808,542
National Beverage Corp.
(a)
............. 23,707 1,146,234
PepsiCo, Inc. ..................... 1,411,069 261,358,200
Vita Coco Co., Inc. (The)
(a)
............. 24,322 653,532
Willamette Valley Vineyards, Inc.
(a)(b)
...... 794 4,581
660,265,682

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology — 2.5%
2seventy bio, Inc.
(a)
................. 47,429 $ 479,981
4D Molecular Therapeutics, Inc.
(a)
........ 42,405 766,258
89bio, Inc.
(a)(b)
..................... 59,975 1,136,526
Aadi Bioscience, Inc.
(a)
............... 18 123
AbbVie, Inc. ...................... 1,809,296 243,766,450
Abeona Therapeutics, Inc.
(a)
............ 1,142 4,602
ACADIA Pharmaceuticals, Inc.
(a)
......... 127,969 3,064,858
Aceragen, Inc.
(a)
.................... 9 15
Achieve Life Sciences, Inc.
(a)
........... 154 799
Acorda Therapeutics, Inc.
(a)
............ 389 5,061
Actinium Pharmaceuticals, Inc.
(a)(b)
....... 12,496 92,720
Adicet Bio, Inc.
(a)(b)
.................. 63,634 154,631
ADMA Biologics, Inc.
(a)
............... 244,822 903,393
Adverum Biotechnologies, Inc.
(a)
......... 108 172
Aeglea BioTherapeutics, Inc.
(a)
.......... 33,728 15,194
Aeglea BioTherapeutics, Inc., CVR, NVS
(a)(d)
. 33,740 506
Agenus, Inc.
(a)
..................... 377,459 603,934
AgeX Therapeutics, Inc.
(a)(b)
............ 7,555 6,748
Agios Pharmaceuticals, Inc.
(a)
.......... 55,543 1,572,978
AIM ImmunoTech, Inc.
(a)(b)
............. 9,211 6,171
Akebia Therapeutics, Inc.
(a)(b)
........... 183,975 168,337
Akero Therapeutics, Inc.
(a)(b)
............ 38,278 1,787,200
Alaunos Therapeutics, Inc.
(a)(b)
.......... 279 142
Aldeyra Therapeutics, Inc.
(a)(b)
........... 57,814 485,059
Alector, Inc.
(a)(b)
.................... 92,920 558,449
Alkermes plc
(a)
..................... 174,059 5,448,047
Allakos, Inc.
(a)(b)
.................... 94,473 411,902
Allogene Therapeutics, Inc.
(a)(b)
.......... 82,356 409,309
Allovir, Inc.
(a)
...................... 45,693 155,356
Alnylam Pharmaceuticals, Inc.
(a)(b)
........ 128,008 24,313,840
Alpine Immune Sciences, Inc.
(a)
......... 35,943 369,494
Altimmune, Inc.
(a)
................... 53,672 189,462
ALX Oncology Holdings, Inc.
(a)
.......... 22,717 170,605
Amgen, Inc. ...................... 547,852 121,634,101
Amicus Therapeutics, Inc.
(a)(b)
........... 262,710 3,299,638
AnaptysBio, Inc.
(a)(b)
................. 25,037 509,253
Anavex Life Sciences Corp.
(a)(b)
......... 85,567 695,660
Anika Therapeutics, Inc.
(a)(b)
............ 17,495 454,520
Anixa Biosciences, Inc.
(a)(b)
............. 90,421 289,347
Annexon, Inc.
(a)
.................... 40,550 142,736
Annovis Bio, Inc.
(a)(b)
................. 9 129
Apellis Pharmaceuticals, Inc.
(a)(b)
......... 101,958 9,288,374
Applied Molecular Transport, Inc.
(a)(b)
...... 16,588 4,280
Applied Therapeutics, Inc.
(a)
............ 9,779 12,517
Aprea Therapeutics, Inc.
(a)(b)
............ 726 2,287
Aptevo Therapeutics, Inc.
(a)
............ 1,033 1,508
AquaBounty Technologies, Inc.
(a)
........ 108 38
Aravive, Inc.
(a)
..................... 1,635 2,060
Arbutus Biopharma Corp.
(a)
............ 114,058 262,333
ARCA biopharma, Inc.
(a)(b)
............. 48 97
Arcellx, Inc.
(a)
..................... 32,764 1,035,998
Arcturus Therapeutics Holdings, Inc.
(a)(b)
.... 23,889 685,137
Arcus Biosciences, Inc.
(a)
.............. 63,252 1,284,648
Arcutis Biotherapeutics, Inc.
(a)
.......... 46,030 438,666
Ardelyx, Inc.
(a)(b)
.................... 245,876 833,520
Aridis Pharmaceuticals, Inc.
(a)
.......... 72 16
Armata Pharmaceuticals, Inc.
(a)
......... 5 6
Arrowhead Pharmaceuticals, Inc.
(a)
....... 111,492 3,975,805
ARS Pharmaceuticals, Inc.
(a)(b)
.......... 57,499 385,243
Assembly Biosciences, Inc.
(a)
........... 54 62
Astria Therapeutics, Inc.
(a)(b)
............ 24,827 206,809
Atara Biotherapeutics, Inc.
(a)
........... 94,366 151,929
Athersys, Inc.
(a)(b)
................... 362,153 315,073
Atreca, Inc., Class A
(a)(b)
............... 45 44
aTyr Pharma, Inc.
(a)
................. 7,427 16,042
Security
Shares
Shares Value
Biotechnology (continued)
Avalo Therapeutics, Inc.
(a)(b)
............ 4,783 $ 1,699
Avid Bioservices, Inc.
(a)(b)
.............. 64,817 905,493
Avidity Biosciences, Inc.
(a)(b)
............ 70,742 784,529
Avita Medical, Inc.
(a)(b)
................ 25,278 429,979
Avrobio, Inc.
(a)
..................... 45 43
Beam Therapeutics, Inc.
(a)
............. 69,075 2,205,565
BioAtla, Inc.
(a)(b)
.................... 56,341 169,023
Biocept, Inc.
(a)(b)
.................... 6 7
BioCryst Pharmaceuticals, Inc.
(a)(b)
....... 206,237 1,451,908
Biogen, Inc.
(a)
..................... 148,625 42,335,831
Biohaven Ltd.
(a)
.................... 65,418 1,564,799
BioMarin Pharmaceutical, Inc.
(a)
......... 192,058 16,647,587
Biomea Fusion, Inc.
(a)(b)
............... 24,053 527,963
Bio-Path Holdings, Inc.
(a)(b)
............. 260 460
Bioxcel Therapeutics, Inc.
(a)(b)
........... 22,885 152,414
Black Diamond Therapeutics, Inc.
(a)(b)
..... 20,349 102,762
Bluebird Bio, Inc.
(a)(b)
................. 142,979 470,401
Blueprint Medicines Corp.
(a)
............ 65,291 4,126,391
Bolt Biotherapeutics, Inc.
(a)(b)
........... 25,425 32,544
BrainStorm Cell Therapeutics, Inc.
(a)(b)
..... 18,405 37,914
Bridgebio Pharma, Inc.
(a)(b)
............. 125,291 2,155,005
C4 Therapeutics, Inc.
(a)
............... 39,293 108,056
Cabaletta Bio, Inc.
(a)(b)
................ 28,125 363,094
Capricor Therapeutics, Inc.
(a)(b)
.......... 49,972 238,866
Cardiff Oncology, Inc.
(a)(b)
.............. 38,162 56,098
CareDx, Inc.
(a)
..................... 73,697 626,425
Caribou Biosciences, Inc.
(a)
............ 40,784 173,332
Carisma Therapeutics, Inc.
(b)
........... 8,491 74,466
Catalyst Biosciences, Inc.
(b)
............ 7,714 2,712
Catalyst Pharmaceuticals, Inc.
(a)
......... 101,580 1,365,235
Celldex Therapeutics, Inc.
(a)(b)
........... 47,967 1,627,520
Cellectar Biosciences, Inc.
(a)(b)
.......... 5 10
CEL-SCI Corp.
(a)
................... 63 152
Cerevel Therapeutics Holdings, Inc.
(a)(b)
.... 65,216 2,073,217
Checkpoint Therapeutics, Inc.
(a)(b)
........ 12,079 29,835
Chimerix, Inc.
(a)
.................... 84,486 102,228
Chinook Therapeutics, Inc.
(a)
........... 45,679 1,754,987
Cibus, Inc.
(a)(b)
..................... 3 32
Cidara Therapeutics, Inc.
(a)(b)
........... 9,706 10,968
Cogent Biosciences, Inc.
(a)
............. 75,492 893,825
Cohbar, Inc.
(a)(c)
.................... 9 26
Coherus Biosciences, Inc.
(a)
............ 87,978 375,666
Compass Therapeutics, Inc.
(a)(b)
......... 121,856 387,502
ContraFect Corp.
(a)(b)
................. 208 310
Corbus Pharmaceuticals Holdings, Inc.
(a)
... 9 71
Corvus Pharmaceuticals, Inc.
(a)(b)
........ 8,680 19,877
Crinetics Pharmaceuticals, Inc.
(a)
........ 44,682 805,170
CRISPR Therapeutics AG
(a)(b)
........... 83,326 4,677,922
Cue Biopharma, Inc.
(a)(b)
.............. 30,260 110,449
Cullinan Oncology, Inc.
(a)
.............. 22,918 246,598
Curis, Inc.
(a)
....................... 98,517 81,769
Cyclacel Pharmaceuticals, Inc.
(a)(b)
....... 4,308 2,512
Cyclerion Therapeutics, Inc.
(a)
.......... 831 3,415
Cytokinetics, Inc.
(a)(b)
................. 97,105 3,167,565
CytomX Therapeutics, Inc.
(a)(b)
.......... 180 310
Day One Biopharmaceuticals, Inc.
(a)(b)
..... 34,397 410,700
Deciphera Pharmaceuticals, Inc.
(a)
....... 55,066 775,329
Denali Therapeutics, Inc.
(a)
............ 111,978 3,304,471
DermTech, Inc.
(a)(b)
.................. 36 94
DiaMedica Therapeutics, Inc.
(a)
.......... 8,921 38,539
Disc Medicine, Inc.
(a)(b)
............... 25,025 1,111,110
Dominari Holdings, Inc.
(a)(b)
............ 2,453 7,138
Dyadic International, Inc.
(a)(b)
........... 10,882 21,002
Dynavax Technologies Corp.
(a)(b)
......... 138,323 1,787,133
Dyne Therapeutics, Inc.
(a)
............. 42,602 479,273

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Eagle Pharmaceuticals, Inc.
(a)
.......... 8,792 $ 170,916
Editas Medicine, Inc.
(a)
............... 70,914 583,622
Eiger BioPharmaceuticals, Inc.
(a)
......... 27,077 19,062
Eledon Pharmaceuticals, Inc.
(a)
.......... 17 23
Emergent BioSolutions, Inc.
(a)
.......... 44,983 330,625
Enanta Pharmaceuticals, Inc.
(a)
......... 25,258 540,521
Entrada Therapeutics, Inc.
(a)(b)
.......... 17,479 264,632
EQRx, Inc.
(a)
...................... 226,280 420,881
Equillium, Inc.
(a)(b)
................... 5,913 4,435
Erasca, Inc.
(a)(b)
.................... 133,796 369,277
Eterna Therapeutics, Inc.
(a)(b)
........... 958 2,127
Exact Sciences Corp.
(a)(b)
.............. 185,532 17,421,455
Exagen, Inc.
(a)
..................... 5,879 17,049
Exelixis, Inc.
(a)
..................... 341,194 6,520,217
Exicure, Inc.
(a)
..................... 7,159 9,378
Fate Therapeutics, Inc.
(a)(b)
............. 100,489 478,328
FibroGen, Inc.
(a)
.................... 91,098 245,965
First Wave BioPharma, Inc.
(a)(b)
.......... 376 602
Forte Biosciences, Inc.
(a)
.............. 7,202 7,490
Fortress Biotech, Inc.
(a)(b)
.............. 100,906 55,498
Frequency Therapeutics, Inc.
(a)
.......... 38,397 13,285
Fresh Tracks Therapeutics, Inc.
(a)(b)
....... 21 15
G1 Therapeutics, Inc.
(a)(b)
.............. 38,655 96,251
Galectin Therapeutics, Inc.
(a)(b)
.......... 35,769 51,507
Galera Therapeutics, Inc.
(a)
............ 11,769 36,719
Generation Bio Co.
(a)(b)
............... 48,960 269,280
Geron Corp.
(a)(b)
.................... 460,716 1,478,898
Gilead Sciences, Inc. ................ 1,279,899 98,641,816
GlycoMimetics, Inc.
(a)(b)
............... 43,779 76,175
Gossamer Bio, Inc.
(a)
................ 72,569 87,083
GreenLight Biosciences Holdings PBC
(a)
... 88,606 26,413
Gritstone bio, Inc.
(a)(b)
................ 78,065 152,227
Halozyme Therapeutics, Inc.
(a)
.......... 137,757 4,968,895
Harpoon Therapeutics, Inc.
(a)(b)
.......... 27 19
Heron Therapeutics, Inc.
(a)(b)
............ 97,333 112,906
Histogen, Inc.
(a)
.................... 67 48
Homology Medicines, Inc.
(a)(b)
........... 54 48
Hookipa Pharma, Inc.
(a)
............... 11,509 10,128
Horizon Therapeutics plc
(a)
............ 233,451 24,010,435
Humanigen, Inc.
(a)(b)
................. 108,902 16,597
iBio, Inc.
(a)
........................ 126 77
Icosavax, Inc.
(a)
.................... 20,093 199,523
Ideaya Biosciences, Inc.
(a)(b)
............ 50,970 1,197,795
IGM Biosciences, Inc.
(a)(b)
............. 9 83
ImmuCell Corp.
(a)
................... 736 3,754
Immunic, Inc.
(a)
.................... 11,623 29,174
ImmunityBio, Inc.
(a)(b)
................. 184,502 512,916
ImmunoGen, Inc.
(a)
.................. 240,666 4,541,367
Immunovant, Inc.
(a)(b)
................. 61,091 1,158,896
Imunon, Inc.
(a)
..................... 8,573 11,059
Incyte Corp.
(a)
..................... 192,612 11,990,097
Infinity Pharmaceuticals, Inc.
(a)
.......... 73,116 15,391
Inhibrx, Inc.
(a)(b)
.................... 33,381 866,571
Inmune Bio, Inc.
(a)(b)
................. 5,155 46,807
Inovio Pharmaceuticals, Inc.
(a)(b)
......... 247,181 110,366
Insmed, Inc.
(a)(b)
.................... 147,737 3,117,251
Intellia Therapeutics, Inc.
(a)
............ 91,776 3,742,625
Intercept Pharmaceuticals, Inc.
(a)(b)
....... 49,747 550,202
Invivyd, Inc.
(a)
..................... 201,977 212,076
Ionis Pharmaceuticals, Inc.
(a)(b)
.......... 146,438 6,008,351
Iovance Biotherapeutics, Inc.
(a)(b)
......... 205,212 1,444,692
Ironwood Pharmaceuticals, Inc., Class A
(a)
.. 156,838 1,668,756
iTeos Therapeutics, Inc.
(a)
............. 33,546 444,149
IVERIC bio, Inc.
(a)
................... 134,904 5,307,123
Janux Therapeutics, Inc.
(a)(b)
............ 29,833 354,118
Security
Shares
Shares Value
Biotechnology (continued)
KalVista Pharmaceuticals, Inc.
(a)
......... 23,093 $ 207,837
Karuna Therapeutics, Inc.
(a)(b)
........... 31,234 6,773,093
Karyopharm Therapeutics, Inc.
(a)(b)
....... 181,621 325,102
Keros Therapeutics, Inc.
(a)
............. 21,128 848,923
Kezar Life Sciences, Inc.
(a)
............. 48,255 118,225
Kineta, Inc.
(b)
...................... 46 119
Kiniksa Pharmaceuticals Ltd., Class A
(a)
.... 27,448 386,468
Kinnate Biopharma, Inc.
(a)
............. 18 55
Kodiak Sciences, Inc.
(a)(b)
.............. 35,357 243,963
Kronos Bio, Inc.
(a)
................... 63 108
Krystal Biotech, Inc.
(a)
................ 22,041 2,587,613
Kura Oncology, Inc.
(a)
................ 66,329 701,761
Kymera Therapeutics, Inc.
(a)(b)
.......... 41,135 945,694
Larimar Therapeutics, Inc.
(a)
............ 1,212 3,794
Lexicon Pharmaceuticals, Inc.
(a)(b)
........ 146,910 336,424
Lineage Cell Therapeutics, Inc.
(a)(b)
....... 109,011 153,706
Lisata Therapeutics, Inc.
(a)(b)
............ 556 2,057
Lumos Pharma, Inc.
(a)
................ 2,356 7,775
Lyell Immunopharma, Inc.
(a)(b)
........... 142,306 452,533
MacroGenics, Inc.
(a)(b)
................ 66,601 356,315
Madrigal Pharmaceuticals, Inc.
(a)
........ 13,138 3,034,878
Magenta Therapeutics, Inc.
(a)
........... 19,866 15,058
MannKind Corp.
(a)
.................. 292,563 1,190,731
Marker Therapeutics, Inc.
(a)(b)
........... 9 28
Matinas BioPharma Holdings, Inc.
(a)
...... 243 87
MediciNova, Inc.
(a)
.................. 30,059 69,136
MEI Pharma, Inc.
(a)
.................. 9 59
Merrimack Pharmaceuticals, Inc.
(a)(b)
...... 10,005 123,061
Mersana Therapeutics, Inc.
(a)
........... 109,810 361,275
MiMedx Group, Inc.
(a)
................ 122,661 810,789
Minerva Neurosciences, Inc.
(a)
.......... 2,258 20,638
MiNK Therapeutics, Inc.
(a)(b)
............ 3,482 7,312
Mirati Therapeutics, Inc.
(a)(b)
............ 52,915 1,911,819
Mirum Pharmaceuticals, Inc.
(a)(b)
......... 24,950 645,457
Moderna, Inc.
(a)(b)
................... 335,769 40,795,934
Molecular Templates, Inc.
(a)
............ 63 30
Moleculin Biotech, Inc.
(a)
.............. 7,284 4,216
Monte Rosa Therapeutics, Inc.
(a)
......... 30,926 211,843
Morphic Holding, Inc.
(a)(b)
.............. 38,783 2,223,429
Mustang Bio, Inc.
(a)
.................. 6 37
Myriad Genetics, Inc.
(a)
............... 85,654 1,985,460
NanoViricides, Inc.
(a)
................. 1,651 1,899
Natera, Inc.
(a)(b)
.................... 117,891 5,736,576
Navidea Biopharmaceuticals, Inc.
(a)
....... 7,566 696
Neoleukin Therapeutics, Inc.
(a)(b)
......... 54 45
NeuBase Therapeutics, Inc.
(a)(b)
......... 356 659
Neurocrine Biosciences, Inc.
(a)
.......... 100,012 9,431,132
NextCure, Inc.
(a)
.................... 19,907 35,833
NightHawk Biosciences, Inc.
(a)(b)
......... 12,318 8,252
Nkarta, Inc.
(a)(b)
.................... 36,064 78,980
Novavax, Inc.
(a)(b)
................... 80,059 594,838
Nurix Therapeutics, Inc.
(a)(b)
............ 44,952 449,070
Nuvalent, Inc., Class A
(a)
.............. 24,831 1,047,123
Ocugen, Inc.
(a)(b)
.................... 207,438 112,660
Olema Pharmaceuticals, Inc.
(a)
.......... 35,352 319,229
Oncternal Therapeutics, Inc.
(a)
.......... 90 31
Oragenics, Inc.
(a)
................... 994 3,288
Organogenesis Holdings, Inc., Class A
(a)(b)
.. 75,979 252,250
Organovo Holdings, Inc.
(a)(b)
............ 5,051 8,536
Orgenesis, Inc.
(a)(b)
.................. 11,869 16,498
ORIC Pharmaceuticals, Inc.
(a)(b)
......... 64,969 504,159
Ovid therapeutics, Inc.
(a)(b)
............. 36,122 118,480
Palatin Technologies, Inc.
(a)(b)
........... 127,191 267,101
Passage Bio, Inc.
(a)
................. 25,054 23,583
PDL BioPharma, Inc.
(a)(d)
.............. 135,868 1

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
PDS Biotechnology Corp.
(a)(b)
........... 20,407 $ 102,647
Perspective Therapeutics, Inc.
(a)(b)
........ 809,311 540,620
Pieris Pharmaceuticals, Inc.
(a)
.......... 108 18
PMV Pharmaceuticals, Inc.
(a)
........... 33,992 212,790
Point Biopharma Global, Inc.
(a)
.......... 77,232 699,722
Poseida Therapeutics, Inc.
(a)(b)
.......... 52,182 91,840
Praxis Precision Medicines, Inc.
(a)
........ 351 404
Precigen, Inc.
(a)(b)
................... 108,750 125,063
Precision BioSciences, Inc.
(a)(b)
.......... 92,802 48,814
Prelude Therapeutics, Inc.
(a)(b)
.......... 9 41
Protagonist Therapeutics, Inc.
(a)
......... 57,309 1,582,875
Protara Therapeutics, Inc.
(a)
............ 3,853 9,209
Prothena Corp. plc
(a)
................. 41,559 2,837,649
PTC Therapeutics, Inc.
(a)(b)
............. 75,413 3,067,047
Puma Biotechnology, Inc.
(a)(b)
........... 30,811 108,763
Qualigen Therapeutics, Inc.
(a)(b)
.......... 57 52
Quince Therapeutics, Inc.
(a)(b)
........... 27 41
RAPT Therapeutics, Inc.
(a)(b)
............ 31,029 580,242
Recursion Pharmaceuticals, Inc., Class A
(a)
. 133,059 993,951
Regeneron Pharmaceuticals, Inc.
(a)
....... 110,679 79,527,289
REGENXBIO, Inc.
(a)
................. 52,737 1,054,213
Regulus Therapeutics, Inc.
(a)
........... 45 66
Relay Therapeutics, Inc.
(a)(b)
............ 93,118 1,169,562
Replimune Group, Inc.
(a)
.............. 42,210 980,116
REVOLUTION Medicines, Inc.
(a)(b)
........ 99,589 2,664,006
Rhythm Pharmaceuticals, Inc.
(a)(b)
........ 42,500 700,825
Rigel Pharmaceuticals, Inc.
(a)
........... 178,825 230,684
Rocket Pharmaceuticals, Inc.
(a)
.......... 59,106 1,174,436
Roivant Sciences Ltd.
(a)(b)
............. 110,614 1,114,989
Sage Therapeutics, Inc.
(a)
............. 52,825 2,483,831
Salarius Pharmaceuticals, Inc.
(a)
......... 32 48
Sana Biotechnology, Inc.
(a)(b)
........... 83,220 495,991
Sangamo Therapeutics, Inc.
(a)
.......... 115,134 149,674
Sarepta Therapeutics, Inc.
(a)
........... 95,863 10,978,231
Savara, Inc.
(a)
..................... 91,985 293,892
Scholar Rock Holding Corp.
(a)(b)
......... 28,701 216,406
Seagen, Inc.
(a)
..................... 142,685 27,461,155
Selecta Biosciences, Inc.
(a)(b)
........... 218,885 245,151
SELLAS Life Sciences Group, Inc.
(a)(b)
..... 2 3
Seres Therapeutics, Inc.
(a)
............. 93,671 448,684
Shattuck Labs, Inc.
(a)
................ 20,622 64,341
Soleno Therapeutics, Inc.
(a)
............ 39 167
Solid Biosciences, Inc.
(a)(b)
............. 4,310 22,584
Soligenix, Inc.
(a)
.................... 1,115 774
Sonnet BioTherapeutics Holdings, Inc.
(a)
... 2 1
Spectrum Pharmaceuticals, Inc.
(a)(b)
....... 145,868 140,033
Spero Therapeutics, Inc.
(a)
............. 37,442 54,291
SpringWorks Therapeutics, Inc.
(a)(b)
....... 44,994 1,179,743
Stoke Therapeutics, Inc.
(a)(b)
............ 22,790 242,258
Sutro Biopharma, Inc.
(a)
............... 60,041 279,191
Syndax Pharmaceuticals, Inc.
(a)
......... 75,893 1,588,440
Synlogic, Inc.
(a)
.................... 3,734 1,606
Syros Pharmaceuticals, Inc.
(a)(b)
......... 18 57
T2 Biosystems, Inc.
(a)
................ 1,498 106
Tango Therapeutics, Inc.
(a)
............. 57,001 189,243
Taysha Gene Therapies, Inc.
(a)
.......... 90 59
Tempest Therapeutics, Inc.
(a)
........... 88 112
TG Therapeutics, Inc.
(a)(b)
.............. 148,893 3,698,502
Theriva Biologics, Inc.
(a)(b)
............. 109 109
Tonix Pharmaceuticals Holding Corp.
(a)(b)
... 6,274 9,913
Tracon Pharmaceuticals, Inc.
(a)(b)
......... 6,469 1,882
Travere Therapeutics, Inc.
(a)(b)
.......... 63,839 980,567
Trevena, Inc.
(a)(b)
................... 4,088 3,602
Twist Bioscience Corp.
(a)(b)
............. 63,879 1,306,964
Ultragenyx Pharmaceutical, Inc.
(a)(b)
....... 71,340 3,290,914
Security
Shares
Shares Value
Biotechnology (continued)
uniQure NV
(a)(b)
.................... 48,339 $ 553,965
United Therapeutics Corp.
(a)
............ 47,979 10,591,364
Vaccinex, Inc.
(a)
.................... 2,566 914
Vanda Pharmaceuticals, Inc.
(a)
.......... 65,003 428,370
Vaxart, Inc.
(a)(b)
..................... 119,951 87,564
Vaxcyte, Inc.
(a)
..................... 79,470 3,968,732
VBI Vaccines, Inc.
(a)(b)
................ 9 30
Veracyte, Inc.
(a)
.................... 76,233 1,941,655
Verastem, Inc.
(a)
.................... 10,404 77,406
Vericel Corp.
(a)
..................... 52,012 1,954,091
Vertex Pharmaceuticals, Inc.
(a)
.......... 264,067 92,927,818
Verve Therapeutics, Inc.
(a)(b)
............ 42,745 801,469
Viking Therapeutics, Inc.
(a)(b)
............ 93,793 1,520,385
Vir Biotechnology, Inc.
(a)
.............. 75,276 1,846,520
Viracta Therapeutics, Inc.
(a)
............ 150,008 211,511
Viridian Therapeutics, Inc.
(a)(b)
........... 45,401 1,080,090
Vistagen Therapeutics, Inc.
(a)(b)
.......... 6,075 11,360
Vor BioPharma, Inc.
(a)(b)
............... 26,020 80,402
Voyager Therapeutics, Inc.
(a)
........... 29,662 339,630
vTv Therapeutics, Inc., Class A
(a)(b)
....... 8,883 6,572
X4 Pharmaceuticals, Inc.
(a)(b)
........... 126,706 245,810
XBiotech, Inc.
(a)
.................... 8,842 52,521
Xencor, Inc.
(a)
..................... 66,417 1,658,432
Yield10 Bioscience, Inc.
(a)
............. 7 16
Y-mAbs Therapeutics, Inc.
(a)(b)
.......... 33,333 226,331
Zentalis Pharmaceuticals, Inc.
(a)
......... 111,117 3,134,611
1,101,505,420
Broadline Retail — 2.8%
Amazon.com, Inc.
(a)
................. 9,176,310 1,196,223,772
Big Lots, Inc. ...................... 41,596 367,293
ContextLogic, Inc., Class A
(a)(b)
.......... 34,504 227,036
Dillard's, Inc., Class A
(b)
............... 3,515 1,146,874
eBay, Inc. ........................ 551,621 24,651,942
Etsy, Inc.
(a)(b)
...................... 126,578 10,709,765
Groupon, Inc.
(a)(b)
................... 27 160
iMedia Brands, Inc., Class A
(a)(b)
......... 2,509 331
Kohl's Corp. ...................... 119,950 2,764,847
Macy's, Inc. ...................... 277,711 4,457,262
Nordstrom, Inc. .................... 122,336 2,504,218
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 58,012 3,360,635
Qurate Retail, Inc.
(a)
................. 351,357 347,773
1,246,761,908
Building Products — 0.7%
AAON, Inc.
(b)
...................... 42,745 4,052,653
Advanced Drainage Systems, Inc.
(b)
...... 64,887 7,382,843
Allegion plc ....................... 89,405 10,730,388
American Woodmark Corp.
(a)
........... 17,846 1,362,899
AO Smith Corp. .................... 128,254 9,334,326
Apogee Enterprises, Inc. .............. 26,176 1,242,575
Armstrong World Industries, Inc. ......... 44,831 3,293,285
AZEK Co., Inc. (The), Class A
(a)(b)
........ 124,812 3,780,555
AZZ, Inc. ........................ 36,764 1,597,763
Builders FirstSource, Inc.
(a)
............ 131,304 17,857,344
Carlisle Cos., Inc. .................. 52,707 13,520,927
Carrier Global Corp. ................. 858,932 42,697,510
CSW Industrials, Inc. ................ 16,566 2,753,104
Fortune Brands Innovations, Inc. ........ 129,042 9,284,572
Gibraltar Industries, Inc.
(a)
............. 34,299 2,158,093
Griffon Corp. ...................... 50,575 2,038,173
Hayward Holdings, Inc.
(a)(b)
............. 144,097 1,851,646
Insteel Industries, Inc.
(b)
.............. 21,477 668,364
Janus International Group, Inc.
(a)(b)
....... 87,328 930,917
JELD-WEN Holding, Inc.
(a)
............. 82,130 1,440,560

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Jewett-Cameron Trading Co. Ltd.
(a)
....... 566 $ 2,490
Johnson Controls International plc ....... 704,236 47,986,641
Lennox International, Inc. ............. 33,054 10,777,918
Masco Corp. ...................... 231,203 13,266,428
Masonite International Corp.
(a)
.......... 23,305 2,387,364
Masterbrand, Inc.
(a)
................. 135,532 1,576,237
Owens Corning .................... 92,105 12,019,703
PGT Innovations, Inc.
(a)
............... 64,624 1,883,790
Quanex Building Products Corp. ......... 35,887 963,566
Resideo Technologies, Inc.
(a)
........... 144,486 2,551,623
Simpson Manufacturing Co., Inc. ........ 44,101 6,107,989
Tecnoglass, Inc. .................... 20,504 1,059,237
Trane Technologies plc ............... 233,967 44,748,528
Trex Co., Inc.
(a)(b)
................... 112,322 7,363,830
UFP Industries, Inc. ................. 69,812 6,775,255
View, Inc., Class A
(a)(b)
................ 93,318 11,301
Zurn Elkay Water Solutions Corp. ........ 151,714 4,079,589
301,539,986
Capital Markets — 2.9%
Affiliated Managers Group, Inc. ......... 37,039 5,551,776
Ameriprise Financial, Inc. ............. 106,565 35,396,630
Ares Management Corp., Class A ........ 164,272 15,827,607
Artisan Partners Asset Management, Inc.,
Class A ....................... 67,425 2,650,477
Ashford, Inc.
(a)
..................... 329 3,198
AssetMark Financial Holdings, Inc.
(a)
...... 21,541 638,906
Avantax, Inc.
(a)
..................... 45,088 1,009,069
B Riley Financial, Inc.
(b)
............... 17,131 787,683
Bank of New York Mellon Corp. (The) ..... 739,601 32,927,037
BGC Partners, Inc., Class A ............ 381,297 1,689,146
BlackRock, Inc.
(e)
................... 153,445 106,051,977
Blackstone, Inc., Class A .............. 725,188 67,420,728
Blue Owl Capital, Inc., Class A .......... 373,541 4,351,753
Bridge Investment Group Holdings, Inc., Class
A ........................... 27,234 309,106
Brightsphere Investment Group, Inc. ...... 52,171 1,092,983
Carlyle Group, Inc. (The) .............. 220,823 7,055,295
Cboe Global Markets, Inc. ............. 107,967 14,900,526
Charles Schwab Corp. (The) ........... 1,525,509 86,465,850
CME Group, Inc., Class A ............. 369,407 68,447,423
Cohen & Steers, Inc. ................ 30,590 1,773,914
Coinbase Global, Inc., Class A
(a)(b)
........ 171,094 12,241,776
Diamond Hill Investment Group, Inc. ...... 2,611 447,264
Donnelley Financial Solutions, Inc.
(a)
...... 27,112 1,234,409
Evercore, Inc., Class A ............... 36,437 4,503,249
FactSet Research Systems, Inc. ......... 39,316 15,751,955
Federated Hermes, Inc., Class B ........ 85,760 3,074,496
Focus Financial Partners, Inc., Class A
(a)
... 59,141 3,105,494
Forge Global Holdings, Inc.
(a)(b)
.......... 102,791 249,782
Franklin Resources, Inc. .............. 291,083 7,774,827
GCM Grosvenor, Inc., Class A .......... 64,895 489,308
Goldman Sachs Group, Inc. (The) ....... 340,970 109,976,464
Hamilton Lane, Inc., Class A ........... 39,891 3,190,482
Houlihan Lokey, Inc., Class A ........... 51,234 5,036,815
Interactive Brokers Group, Inc., Class A
(b)
... 104,149 8,651,657
Intercontinental Exchange, Inc. ......... 575,766 65,107,619
Invesco Ltd. ...................... 462,995 7,782,946
Janus Henderson Group plc ........... 135,133 3,682,374
Jefferies Financial Group, Inc. .......... 188,028 6,236,889
KKR & Co., Inc. .................... 591,610 33,130,160
Lazard Ltd., Class A ................. 116,972 3,743,104
LPL Financial Holdings, Inc. ............ 79,743 17,338,521
MarketAxess Holdings, Inc. ............ 38,572 10,083,492
Moelis & Co., Class A ................ 67,479 3,059,498
Security
Shares
Shares Value
Capital Markets (continued)
Moody's Corp. ..................... 161,798 $ 56,260,401
Morgan Stanley .................... 1,336,658 114,150,593
Morningstar, Inc. ................... 25,448 4,989,589
MSCI, Inc. ....................... 82,213 38,581,739
Nasdaq, Inc. ...................... 347,269 17,311,360
Northern Trust Corp. ................. 213,837 15,853,875
Open Lending Corp., Class A
(a)
.......... 98,981 1,040,290
Oppenheimer Holdings, Inc., Class A, NVS
(b)
7,358 295,644
P10, Inc., Class A
(b)
................. 70,217 793,452
Perella Weinberg Partners, Class A ....... 66,732 555,878
Piper Sandler Cos. .................. 14,392 1,860,310
PJT Partners, Inc., Class A ............ 27,066 1,884,876
Raymond James Financial, Inc. ......... 196,156 20,355,108
Robinhood Markets, Inc., Class A
(a)
....... 540,631 5,395,497
S&P Global, Inc. ................... 336,432 134,872,225
Safeguard Scientifics, Inc.
(a)(b)
........... 11,180 18,447
Sculptor Capital Management, Inc., Class A . 21,565 190,419
SEI Investments Co. ................. 104,355 6,221,645
Siebert Financial Corp.
(a)(b)
............. 45 112
State Street Corp. .................. 344,544 25,213,730
StepStone Group, Inc., Class A ......... 51,731 1,283,446
Stifel Financial Corp. ................ 108,181 6,455,160
StoneX Group, Inc.
(a)
................ 17,602 1,462,374
T. Rowe Price Group, Inc. ............. 230,978 25,874,156
TPG, Inc., Class A .................. 55,543 1,625,188
Tradeweb Markets, Inc., Class A
(b)
....... 118,131 8,089,611
Victory Capital Holdings, Inc., Class A ..... 27,186 857,447
Virtu Financial, Inc., Class A ............ 92,155 1,574,929
Virtus Investment Partners, Inc. ......... 7,924 1,564,752
WisdomTree, Inc. ................... 83,886 575,458
1,275,451,376
Chemicals — 1.7%
AdvanSix, Inc. ..................... 28,082 982,308
Air Products & Chemicals, Inc. .......... 227,554 68,159,250
Albemarle Corp.
(b)
.................. 120,165 26,807,610
American Vanguard Corp. ............. 26,858 479,952
Amyris, Inc.
(a)(b)
.................... 244,319 251,649
Ashland, Inc. ...................... 50,668 4,403,556
Aspen Aerogels, Inc.
(a)(b)
.............. 66,943 528,180
Avient Corp. ...................... 88,912 3,636,501
Axalta Coating Systems Ltd.
(a)
.......... 223,875 7,345,339
Balchem Corp. .................... 34,156 4,604,570
Cabot Corp. ...................... 57,284 3,831,727
Celanese Corp. .................... 103,007 11,928,211
CF Industries Holdings, Inc. ............ 198,809 13,801,321
Chase Corp. ...................... 8,853 1,073,161
Chemours Co. (The) ................. 153,751 5,671,874
Corteva, Inc. ...................... 728,769 41,758,464
Danimer Scientific, Inc., Class A
(a)(b)
....... 72,332 172,150
Diversey Holdings Ltd.
(a)
.............. 85,410 716,590
Dow, Inc. ........................ 724,439 38,583,621
DuPont de Nemours, Inc. ............. 470,838 33,636,667
Eastman Chemical Co. ............... 121,382 10,162,101
Ecolab, Inc. ...................... 254,348 47,484,228
Ecovyst, Inc.
(a)
..................... 78,491 899,507
Element Solutions, Inc. ............... 229,171 4,400,083
Flotek Industries, Inc.
(a)(b)
.............. 64,842 47,594
FMC Corp. ....................... 128,142 13,370,336
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 1,160,102 2,157,790
Hawkins, Inc. ..................... 18,378 876,447
HB Fuller Co. ..................... 55,204 3,947,638
Huntsman Corp. ................... 179,958 4,862,465
Ingevity Corp.
(a)(b)
................... 35,832 2,083,989
Innospec, Inc. ..................... 26,645 2,676,224

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
International Flavors & Fragrances, Inc. .... 260,851 $ 20,761,131
Intrepid Potash, Inc.
(a)(b)
............... 9,518 215,963
Koppers Holdings, Inc. ............... 18,553 632,657
Linde plc ........................ 501,876 191,254,906
Livent Corp.
(a)(b)
.................... 185,907 5,099,429
LSB Industries, Inc.
(a)(b)
............... 45,109 444,324
LyondellBasell Industries NV, Class A ..... 258,661 23,752,840
Mativ Holdings, Inc. ................. 52,606 795,403
Minerals Technologies, Inc. ............ 36,234 2,090,339
Mosaic Co. (The) ................... 340,086 11,903,010
NewMarket Corp. ................... 6,936 2,789,104
Northern Technologies International Corp. .. 1,726 18,485
Olin Corp. ........................ 124,451 6,395,537
Origin Materials, Inc., Class A
(a)(b)
........ 129,466 551,525
Orion SA ........................ 62,631 1,329,030
Perimeter Solutions SA
(a)(b)
............ 150,393 924,917
PPG Industries, Inc. ................. 241,593 35,828,242
PureCycle Technologies, Inc.
(a)(b)
......... 145,982 1,560,548
Quaker Chemical Corp. .............. 14,725 2,869,902
Rayonier Advanced Materials, Inc.
(a)(b)
..... 64,479 275,970
RPM International, Inc. ............... 132,157 11,858,448
Scotts Miracle-Gro Co. (The) ........... 44,366 2,781,304
Sensient Technologies Corp. ........... 45,553 3,240,185
Sherwin-Williams Co. (The) ............ 240,332 63,812,953
Stepan Co. ....................... 23,043 2,201,989
Trinseo plc ....................... 34,216 433,517
Tronox Holdings plc ................. 124,843 1,586,754
Westlake Corp. .................... 34,409 4,110,843
760,860,358
Commercial Services & Supplies — 0.6%
ABM Industries, Inc. ................. 71,078 3,031,477
ACCO Brands Corp. ................. 101,496 528,794
ACV Auctions, Inc., Class A
(a)(b)
.......... 133,949 2,313,299
Aqua Metals, Inc.
(a)
.................. 81 95
Aris Water Solutions, Inc., Class A ....... 29,586 305,328
Aurora Innovation, Inc., Class A
(a)(b)
....... 399,020 1,173,119
Brady Corp., Class A, NVS ............ 47,273 2,248,777
Brink's Co. (The) ................... 47,305 3,208,698
Casella Waste Systems, Inc., Class A
(a)
.... 82,778 7,487,270
CECO Environmental Corp.
(a)
........... 29,498 394,093
Cimpress plc
(a)
..................... 18,434 1,096,454
Cintas Corp. ...................... 87,926 43,706,256
Clean Harbors, Inc.
(a)(b)
............... 50,791 8,351,564
CompX International, Inc. ............. 257 5,603
Copart, Inc.
(a)
..................... 439,149 40,054,780
CoreCivic, Inc.
(a)
................... 136,852 1,287,777
Deluxe Corp. ...................... 46,317 809,621
Driven Brands Holdings, Inc.
(a)
.......... 64,360 1,741,582
DSS, Inc.
(a)
....................... 90 32
Ennis, Inc. ....................... 26,881 547,835
Enviri Corp.
(a)
..................... 82,222 811,531
Fuel Tech, Inc.
(a)
................... 18,248 24,179
GEO Group, Inc. (The)
(a)
.............. 145,259 1,040,054
Healthcare Services Group, Inc. ......... 73,624 1,099,206
Heritage-Crystal Clean, Inc.
(a)
........... 17,627 666,124
HNI Corp. ........................ 47,981 1,352,105
Interface, Inc. ..................... 54,663 480,488
JanOne, Inc.
(a)
..................... 173 182
Liquidity Services, Inc.
(a)
.............. 23,170 382,305
Matthews International Corp., Class A ..... 36,964 1,575,406
MillerKnoll, Inc. .................... 77,172 1,140,602
Montrose Environmental Group, Inc.
(a)(b)
.... 26,586 1,119,802
MSA Safety, Inc. ................... 38,731 6,737,645
Odyssey Marine Exploration, Inc.
(a)(b)
...... 8,519 30,668
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
OPENLANE, Inc.
(a)(b)
................. 121,085 $ 1,842,914
Performant Financial Corp.
(a)(b)
.......... 49,558 133,807
Perma-Fix Environmental Services, Inc.
(a)
.. 9,886 108,548
Quad/Graphics, Inc., Class A
(a)(b)
......... 26,651 100,208
Quest Resource Holding Corp.
(a)
......... 9,596 62,566
RB Global, Inc.
(b)
................... 184,615 11,076,900
Republic Services, Inc. ............... 209,699 32,119,596
Rollins, Inc. ....................... 237,021 10,151,609
SP Plus Corp.
(a)
.................... 18,221 712,623
Steelcase, Inc., Class A .............. 99,559 767,600
Stericycle, Inc.
(a)
................... 95,556 4,437,621
Team, Inc.
(a)(b)
..................... 2,791 23,165
Tetra Tech, Inc. .................... 54,336 8,896,977
UniFirst Corp. ..................... 14,636 2,268,726
Viad Corp.
(a)
...................... 18,496 497,172
VSE Corp. ....................... 10,633 581,519
Waste Management, Inc. .............. 378,881 65,705,543
274,239,845
Communications Equipment — 0.8%
ADTRAN Holdings, Inc. .............. 77,284 813,801
Applied Optoelectronics, Inc.
(a)(b)
......... 21,202 126,364
Arista Networks, Inc.
(a)
............... 256,108 41,504,862
Aviat Networks, Inc.
(a)
................ 14,922 497,947
BK Technologies Corp. ............... 4 66
Calix, Inc.
(a)
....................... 58,038 2,896,677
Cambium Networks Corp.
(a)
............ 10,505 159,886
Casa Systems, Inc.
(a)(b)
............... 28,090 34,270
Ciena Corp.
(a)
..................... 150,924 6,412,761
Cisco Systems, Inc. ................. 4,221,979 218,445,193
Clearfield, Inc.
(a)
.................... 11,891 563,039
ClearOne, Inc. ..................... 9 7
CommScope Holding Co., Inc.
(a)
......... 207,938 1,170,691
Comtech Telecommunications Corp. ...... 25,886 236,598
Digi International, Inc.
(a)(b)
............. 35,885 1,413,510
DZS, Inc.
(a)(b)
...................... 14,746 58,542
EMCORE Corp.
(a)
................... 23,696 17,834
Extreme Networks, Inc.
(a)
.............. 134,340 3,499,557
F5, Inc.
(a)
........................ 62,594 9,154,998
Genasys, Inc.
(a)(b)
................... 31,390 81,614
Harmonic, Inc.
(a)
.................... 114,636 1,853,664
Infinera Corp.
(a)(b)
................... 220,687 1,065,918
Inseego Corp.
(a)(b)
................... 76,812 49,436
Juniper Networks, Inc. ............... 330,472 10,353,688
KVH Industries, Inc.
(a)
................ 18 165
Lantronix, Inc.
(a)(b)
................... 58,801 247,552
Lumentum Holdings, Inc.
(a)(b)
........... 69,916 3,966,335
Motorola Solutions, Inc. .............. 172,122 50,479,940
NETGEAR, Inc.
(a)
................... 36,096 511,119
NetScout Systems, Inc.
(a)
............. 71,312 2,207,106
Optical Cable Corp.
(a)
................ 9 36
Ribbon Communications, Inc.
(a)
......... 139,891 390,296
Ubiquiti, Inc. ...................... 4,630 813,723
Viasat, Inc.
(a)(b)
..................... 78,357 3,233,010
Viavi Solutions, Inc.
(a)
................ 229,911 2,604,892
Vislink Technologies, Inc.
(a)
............ 1 6
364,865,103
Construction & Engineering — 0.3%
AECOM ......................... 142,220 12,044,612
Ameresco, Inc., Class A
(a)(b)
............ 33,275 1,618,163
API Group Corp.
(a)(b)
................. 211,822 5,774,268
Arcosa, Inc. ...................... 50,262 3,808,352
Argan, Inc. ....................... 12,129 478,004
Comfort Systems USA, Inc. ............ 36,203 5,944,533

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
Construction Partners, Inc., Class A
(a)(b)
.... 46,814 $ 1,469,491
Dycom Industries, Inc.
(a)(b)
............. 29,209 3,319,603
EMCOR Group, Inc. ................. 49,253 9,100,969
Fluor Corp.
(a)
...................... 144,825 4,286,820
Granite Construction, Inc. ............. 44,759 1,780,513
Great Lakes Dredge & Dock Corp.
(a)
...... 55,258 450,905
MasTec, Inc.
(a)
..................... 61,846 7,295,973
Matrix Service Co.
(a)
................. 27,288 160,726
MDU Resources Group, Inc. ........... 209,663 4,390,343
MYR Group, Inc.
(a)
.................. 17,099 2,365,476
Northwest Pipe Co.
(a)
................ 10,054 304,033
Orbital Infrastructure Group, Inc.
(a)(b)
...... 1,090 2,333
Orion Group Holdings, Inc.
(a)(b)
.......... 27,489 77,244
Primoris Services Corp. .............. 60,388 1,840,022
Quanta Services, Inc. ................ 148,368 29,146,894
Sterling Infrastructure, Inc.
(a)
........... 30,832 1,720,425
Tutor Perini Corp.
(a)
................. 42,714 305,405
Valmont Industries, Inc. ............... 21,064 6,130,677
WillScot Mobile Mini Holdings Corp.
(a)
..... 208,599 9,968,946
113,784,730
Construction Materials — 0.2%
Eagle Materials, Inc. ................. 37,478 6,986,649
Knife River Corp.
(a)(b)
................. 52,417 2,280,139
Martin Marietta Materials, Inc. .......... 63,932 29,516,765
Summit Materials, Inc., Class A
(a)
........ 122,024 4,618,608
Vulcan Materials Co. ................ 135,972 30,653,528
74,055,689
Consumer Finance — 0.5%
Ally Financial, Inc. .................. 311,354 8,409,672
American Express Co. ............... 610,388 106,329,590
Atlanticus Holdings Corp.
(a)(b)
........... 9 378
Bread Financial Holdings, Inc. .......... 48,318 1,516,702
Capital One Financial Corp. ............ 391,312 42,797,794
Credit Acceptance Corp.
(a)(b)
............ 6,130 3,113,611
Discover Financial Services ............ 262,174 30,635,032
Encore Capital Group, Inc.
(a)(b)
.......... 23,787 1,156,524
Enova International, Inc.
(a)
............. 30,295 1,609,270
EZCORP, Inc., Class A, NVS
(a)(b)
......... 54,424 456,073
FirstCash Holdings, Inc. .............. 38,207 3,565,859
Green Dot Corp., Class A
(a)
............ 39,318 736,819
LendingClub Corp.
(a)
................. 113,354 1,105,202
LendingTree, Inc.
(a)
.................. 13,231 292,537
Navient Corp. ..................... 108,061 2,007,773
Nelnet, Inc., Class A ................. 18,308 1,766,356
NerdWallet, Inc., Class A
(a)
............. 35,752 336,426
OneMain Holdings, Inc. ............... 124,349 5,432,808
Oportun Financial Corp.
(a)(b)
............ 34,255 204,502
PRA Group, Inc.
(a)
.................. 45,490 1,039,447
PROG Holdings, Inc.
(a)
............... 49,444 1,588,141
SLM Corp. ....................... 256,348 4,183,599
SoFi Technologies, Inc.
(a)(b)
............ 851,852 7,104,446
Synchrony Financial ................. 439,433 14,905,567
Upstart Holdings, Inc.
(a)(b)
.............. 72,997 2,614,023
World Acceptance Corp.
(a)
............. 3,884 520,495
243,428,646
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A .......... 201,164 4,389,399
Andersons, Inc. (The) ................ 33,009 1,523,365
BJ's Wholesale Club Holdings, Inc.
(a)
...... 138,421 8,721,907
Casey's General Stores, Inc. ........... 38,554 9,402,550
Chefs' Warehouse, Inc. (The)
(a)
......... 34,631 1,238,405
Costco Wholesale Corp. .............. 454,909 244,913,907
Dollar General Corp. ................ 224,791 38,165,016
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Dollar Tree, Inc.
(a)
................... 213,560 $ 30,645,860
Fresh Market, Inc. (The), NVS
(a)(d)
........ 7,280 —
Grocery Outlet Holding Corp.
(a)(b)
......... 97,899 2,996,688
HF Foods Group, Inc.
(a)(b)
.............. 34,621 162,373
Ingles Markets, Inc., Class A ........... 14,580 1,205,037
Kroger Co. (The) ................... 670,758 31,525,626
MedAvail Holdings, Inc.
(a)
............. 25 6
Performance Food Group Co.
(a)
......... 158,538 9,550,329
PriceSmart, Inc. .................... 26,906 1,992,658
Rite Aid Corp.
(a)(b)
................... 59,732 90,195
SpartanNash Co. ................... 42,896 965,589
Sprouts Farmers Market, Inc.
(a)(b)
........ 107,856 3,961,551
Sysco Corp. ...................... 520,297 38,606,037
Target Corp. ...................... 473,343 62,433,942
United Natural Foods, Inc.
(a)
............ 59,283 1,158,983
US Foods Holding Corp.
(a)
............. 232,485 10,229,340
Walgreens Boots Alliance, Inc. .......... 732,858 20,879,124
Walmart, Inc. ...................... 1,438,314 226,074,195
Weis Markets, Inc. .................. 17,027 1,093,304
751,925,386
Containers & Packaging — 0.3%
Amcor plc ........................ 1,545,107 15,420,168
AptarGroup, Inc. ................... 66,486 7,703,068
Avery Dennison Corp. ................ 82,459 14,166,456
Ball Corp. ........................ 323,915 18,855,092
Berry Global Group, Inc. .............. 121,035 7,787,392
Crown Holdings, Inc. ................ 123,575 10,734,960
Eightco Holdings, Inc.
(a)
............... 402 567
Graphic Packaging Holding Co. ......... 311,418 7,483,375
Greif, Inc., Class A, NVS .............. 20,347 1,401,705
Greif, Inc., Class B .................. 9,074 700,966
International Paper Co. ............... 355,988 11,323,978
Myers Industries, Inc. ................ 42,579 827,310
O-I Glass, Inc.
(a)
.................... 155,773 3,322,638
Packaging Corp. of America ........... 92,705 12,251,893
Pactiv Evergreen, Inc. ............... 33,152 250,961
Ranpak Holdings Corp., Class A
(a)(b)
...... 37,561 169,776
Sealed Air Corp. ................... 147,287 5,891,480
Silgan Holdings, Inc. ................. 85,200 3,995,028
Sonoco Products Co. ................ 101,772 6,006,583
TriMas Corp. ...................... 45,557 1,252,362
WestRock Co. ..................... 266,873 7,757,998
137,303,756
Distributors — 0.1%
Educational Development Corp.
(a)
........ 1,390 1,654
Genuine Parts Co. .................. 143,500 24,284,505
Greenlane Holdings, Inc., Class A
(a)
...... 36 35
LKQ Corp. ....................... 258,599 15,068,564
Pool Corp. ....................... 39,826 14,920,412
54,275,170
Diversified Consumer Services — 0.1%
2U, Inc.
(a)(b)
....................... 85,982 346,507
ADT, Inc. ........................ 233,057 1,405,334
Adtalem Global Education, Inc.
(a)
........ 44,495 1,527,958
American Public Education, Inc.
(a)
........ 18,015 85,391
Beachbody Co., Inc. (The), Class A
(a)(b)
.... 148,581 62,196
Bright Horizons Family Solutions, Inc.
(a)(b)
... 59,588 5,508,911
Carriage Services, Inc. ............... 18,056 586,278
Chegg, Inc.
(a)
...................... 127,002 1,127,778
Coursera, Inc.
(a)
.................... 97,277 1,266,547
Duolingo, Inc., Class A
(a)
.............. 28,981 4,142,544
European Wax Center, Inc., Class A
(a)
..... 35,213 656,018
Frontdoor, Inc.
(a)
.................... 82,521 2,632,420

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Graham Holdings Co., Class B .......... 3,708 $ 2,119,048
Grand Canyon Education, Inc.
(a)
......... 29,807 3,076,380
H&R Block, Inc.
(b)
................... 158,441 5,049,515
Laureate Education, Inc. .............. 130,230 1,574,481
Mister Car Wash, Inc.
(a)(b)
.............. 80,436 776,207
OneSpaWorld Holdings Ltd.
(a)
.......... 69,496 840,902
Perdoceo Education Corp.
(a)
........... 64,398 790,163
Regis Corp.
(a)
..................... 36 40
Rover Group, Inc., Class A
(a)(b)
.......... 115,996 569,540
Service Corp. International ............ 154,913 10,005,831
Strategic Education, Inc.
(b)
............. 24,515 1,663,098
Stride, Inc.
(a)
...................... 40,811 1,519,394
Udemy, Inc.
(a)
..................... 63,420 680,497
Universal Technical Institute, Inc.
(a)
....... 80,550 556,600
WW International, Inc.
(a)(b)
............. 71,340 479,405
XWELL, Inc.
(a)
..................... 72 14
49,048,997
Diversified REITs — 0.1%
Alexander & Baldwin, Inc. ............. 63,750 1,184,475
American Assets Trust, Inc. ............ 53,124 1,019,981
Armada Hoffler Properties, Inc. ......... 63,939 746,807
Broadstone Net Lease, Inc. ............ 197,298 3,046,281
CTO Realty Growth, Inc. .............. 29,727 509,521
Empire State Realty Trust, Inc., Class A
(b)
... 126,959 950,923
Essential Properties Realty Trust, Inc. ..... 156,273 3,678,666
Gladstone Commercial Corp. ........... 53,240 658,579
Global Net Lease, Inc. ............... 105,929 1,088,950
One Liberty Properties, Inc. ............ 17,647 358,587
Star Holdings
(a)
.................... 17,413 255,449
WP Carey, Inc. .................... 217,893 14,720,851
28,219,070
Diversified Telecommunication Services — 0.7%
Anterix, Inc.
(a)(b)
.................... 26,958 854,299
AST SpaceMobile, Inc., Class A
(a)(b)
....... 80,559 378,627
AT&T, Inc. ........................ 7,338,716 117,052,520
ATN International, Inc. ............... 9,326 341,332
Bandwidth, Inc., Class A
(a)
............. 27,555 376,952
Charge Enterprises, Inc.
(a)
............. 144 141
Cogent Communications Holdings, Inc. .... 43,627 2,935,661
Consolidated Communications Holdings, Inc.
(a)
(b)
........................... 73,820 282,731
EchoStar Corp., Class A
(a)(b)
............ 45,694 792,334
Frontier Communications Parent, Inc.
(a)(b)
... 226,944 4,230,236
Globalstar, Inc.
(a)
................... 630,176 680,590
IDT Corp., Class B
(a)
................. 20,887 539,929
Iridium Communications, Inc. ........... 127,899 7,945,086
Liberty Global plc, Class A
(a)
............ 177,312 2,989,480
Liberty Global plc, Class C, NVS
(a)
....... 174 3,092
Liberty Global plc, Class C, NVS
(a)(b)
...... 249,479 4,433,242
Liberty Latin America Ltd., Class A
(a)
...... 53,952 472,080
Liberty Latin America Ltd., Class C, NVS
(a)
.. 153,474 1,322,946
Lumen Technologies, Inc. ............. 963,870 2,178,346
Ooma, Inc.
(a)
...................... 20,688 309,699
Radius Global Infrastructure, Inc.
(a)(b)
...... 80,886 1,205,202
Verizon Communications, Inc. .......... 4,315,012 160,475,296
309,799,821
Electric Utilities — 1.5%
ALLETE, Inc. ..................... 62,813 3,641,270
Alliant Energy Corp. ................. 259,029 13,593,842
American Electric Power Co., Inc. ........ 527,886 44,448,001
Avangrid, Inc. ..................... 74,622 2,811,757
Constellation Energy Corp. ............ 332,419 30,432,959
Duke Energy Corp. ................. 789,596 70,858,345
Security
Shares
Shares Value
Electric Utilities (continued)
Edison International ................. 394,297 $ 27,383,927
Entergy Corp. ..................... 215,260 20,959,866
Evergy, Inc. ....................... 235,459 13,755,515
Eversource Energy ................. 359,356 25,485,527
Exelon Corp. ...................... 1,022,679 41,663,942
FirstEnergy Corp. .................. 558,868 21,728,788
Genie Energy Ltd., Class B ............ 18,158 256,754
Hawaiian Electric Industries, Inc. ........ 109,206 3,953,257
IDACORP, Inc. .................... 53,153 5,453,498
MGE Energy, Inc. ................... 37,427 2,960,850
NextEra Energy, Inc. ................ 2,076,733 154,093,589
NRG Energy, Inc. ................... 236,195 8,831,331
OGE Energy Corp. .................. 211,214 7,584,695
Otter Tail Corp.
(b)
................... 42,762 3,376,488
PG&E Corp.
(a)
..................... 1,659,932 28,683,625
Pinnacle West Capital Corp. ........... 117,717 9,589,227
PNM Resources, Inc. ................ 90,069 4,062,112
Portland General Electric Co. ........... 97,631 4,572,060
PPL Corp. ....................... 763,216 20,194,695
Southern Co. (The) ................. 1,118,136 78,549,054
Xcel Energy, Inc. ................... 566,944 35,246,908
684,171,882
Electrical Equipment — 0.7%
Acuity Brands, Inc. .................. 33,544 5,470,355
Advent Technologies Holdings, Inc.
(a)(b)
.... 72 42
Allied Motion Technologies, Inc.
(b)
........ 12,163 485,790
American Superconductor Corp.
(a)(b)
...... 29,566 185,083
AMETEK, Inc. ..................... 236,538 38,290,771
Array Technologies, Inc.
(a)(b)
............ 145,205 3,281,633
Atkore, Inc.
(a)(b)
..................... 38,882 6,063,259
Babcock & Wilcox Enterprises, Inc.
(a)
...... 60,564 357,328
Beam Global
(a)(b)
................... 7,916 81,931
Blink Charging Co.
(a)(b)
................ 65,702 393,555
Bloom Energy Corp., Class A
(a)(b)
........ 182,568 2,984,987
Broadwind, Inc.
(a)(b)
.................. 18,176 69,432
Capstone Green Energy Corp.
(a)
......... 1,371 1,645
ChargePoint Holdings, Inc., Class A
(a)(b)
.... 274,376 2,411,765
Eaton Corp. plc .................... 408,555 82,160,410
Emerson Electric Co. ................ 585,833 52,953,445
Encore Wire Corp.
(b)
................. 18,882 3,510,730
Energous Corp.
(a)(b)
.................. 53,615 12,868
Energy Focus, Inc.
(a)(b)
................ 2 4
Energy Vault Holdings, Inc.
(a)(b)
.......... 73,275 200,041
EnerSys ......................... 42,763 4,640,641
Enovix Corp.
(a)(b)
.................... 110,111 1,986,402
Eos Energy Enterprises, Inc., Class A
(a)(b)
... 149,693 649,668
Espey Mfg. & Electronics Corp. ......... 612 10,248
Fluence Energy, Inc., Class A
(a)(b)
........ 36,328 967,778
FuelCell Energy, Inc.
(a)(b)
.............. 421,806 911,101
Generac Holdings, Inc.
(a)(b)
............. 64,296 9,588,462
Godha Cabcon & Insulation Ltd. Escrow, NVS
(a)
(d)
........................... 83,651 1
GrafTech International Ltd. ............ 219,417 1,105,862
Heliogen, Inc.
(a)(b)
................... 261 64
Hubbell, Inc. ...................... 55,211 18,305,759
Ideal Power, Inc.
(a)(b)
................. 636 7,505
LSI Industries, Inc. .................. 28,120 353,187
NEXTracker, Inc., Class A
(a)(b)
........... 29,092 1,158,152
nVent Electric plc ................... 170,199 8,794,182
Ocean Power Technologies, Inc.
(a)
....... 15 9
Orion Energy Systems, Inc.
(a)(b)
.......... 27,717 45,179
Pineapple Energy, Inc.
(a)
.............. 18 25
Pioneer Power Solutions, Inc.
(a)
......... 9 76
Plug Power, Inc.
(a)(b)
................. 559,388 5,812,041

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Powell Industries, Inc. ................ 9,183 $ 556,398
Preformed Line Products Co. ........... 3,377 527,150
Regal Rexnord Corp. ................ 67,479 10,385,018
Rockwell Automation, Inc. ............. 117,548 38,726,189
Sensata Technologies Holding plc ........ 155,833 7,010,927
Servotronics, Inc.
(a)
.................. 113 1,554
SES AI Corp., Class A
(a)(b)
............. 149,871 365,685
Shoals Technologies Group, Inc., Class A
(a)(b)
176,061 4,500,119
Stem, Inc.
(a)(b)
..................... 151,280 865,322
SunPower Corp.
(a)(b)
................. 82,713 810,587
Sunrun, Inc.
(a)(b)
.................... 220,474 3,937,666
Sunworks, Inc.
(a)(b)
.................. 45 51
Thermon Group Holdings, Inc.
(a)
......... 44,983 1,196,548
TPI Composites, Inc.
(a)(b)
.............. 38,956 403,974
Ultralife Corp.
(a)(b)
................... 9 44
Vertiv Holdings Co., Class A ........... 315,089 7,804,754
Vicor Corp.
(a)
...................... 24,853 1,342,062
Westwater Resources, Inc.
(a)(b)
.......... 23,795 19,559
331,705,023
Electronic Equipment, Instruments & Components — 0.8%
908 Devices, Inc.
(a)(b)
................. 18,286 125,442
ADDvantage Technologies Group, Inc.
(a)
... 9 6
Advanced Energy Industries, Inc.
(b)
....... 38,881 4,333,287
Aeva Technologies, Inc.
(a)(b)
............ 92,268 115,335
AEye, Inc., Class A
(a)(b)
............... 252 45
Akoustis Technologies, Inc.
(a)
........... 53,149 169,014
Amphenol Corp., Class A ............. 608,640 51,703,968
Arlo Technologies, Inc.
(a)
.............. 98,596 1,075,682
Arrow Electronics, Inc.
(a)
.............. 57,227 8,196,623
Astrotech Corp.
(a)(b)
.................. 48 681
Avnet, Inc. ....................... 90,661 4,573,847
Badger Meter, Inc. .................. 29,864 4,406,732
Bel Fuse, Inc., Class A ............... 246 14,337
Bel Fuse, Inc., Class B, NVS ........... 14,133 811,375
Belden, Inc. ...................... 44,998 4,304,059
Benchmark Electronics, Inc. ........... 46,557 1,202,567
CDW Corp. ....................... 137,403 25,213,450
Cemtrex, Inc.
(a)(b)
................... 23 171
ClearSign Technologies Corp.
(a)
......... 7,160 9,380
Coda Octopus Group, Inc.
(a)(b)
.......... 45,146 370,649
Cognex Corp. ..................... 175,308 9,820,754
Coherent Corp.
(a)(b)
.................. 141,187 7,197,713
Corning, Inc. ...................... 786,265 27,550,726
CTS Corp. ....................... 38,889 1,657,838
Data I/O Corp.
(a)
.................... 9 39
Digital Ally, Inc.
(a)(b)
.................. 75,912 304,407
ePlus, Inc.
(a)
...................... 27,346 1,539,580
Fabrinet
(a)
........................ 36,644 4,759,323
FARO Technologies, Inc.
(a)
............. 17,973 291,163
Frequency Electronics, Inc. ............ 9 60
Identiv, Inc.
(a)(b)
..................... 22,347 187,938
Insight Enterprises, Inc.
(a)(b)
............ 29,473 4,313,079
IPG Photonics Corp.
(a)
............... 32,563 4,422,707
Iteris, Inc.
(a)(b)
...................... 27,254 107,926
Itron, Inc.
(a)
....................... 46,222 3,332,606
Jabil, Inc.
(b)
....................... 135,055 14,576,486
Keysight Technologies, Inc.
(a)
........... 183,151 30,668,635
Kimball Electronics, Inc.
(a)
............. 20,967 579,318
Knowles Corp.
(a)(b)
.................. 92,900 1,677,774
LGL Group, Inc. (The)
(a)(b)
............. 449 2,137
LightPath Technologies, Inc., Class A
(a)
.... 9,964 13,451
Lightwave Logic, Inc.
(a)(b)
.............. 118,689 827,262
Littelfuse, Inc. ..................... 25,799 7,515,507
Methode Electronics, Inc. ............. 36,758 1,232,128
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
MicroVision, Inc.
(a)(b)
................. 192,282 $ 880,652
Mirion Technologies, Inc., Class A
(a)(b)
..... 139,555 1,179,240
M-Tron Industries, Inc.
(a)(b)
............. 224 2,486
Napco Security Technologies, Inc. ....... 31,609 1,095,252
National Instruments Corp. ............ 135,407 7,772,362
Neonode, Inc.
(a)
.................... 2,003 16,184
nLight, Inc.
(a)
...................... 42,776 659,606
Novanta, Inc.
(a)(b)
................... 35,966 6,621,341
OSI Systems, Inc.
(a)
................. 16,345 1,925,931
Ouster, Inc.
(a)(b)
.................... 30,672 151,520
PAR Technology Corp.
(a)(b)
............. 32,654 1,075,296
PC Connection, Inc. ................. 16,409 740,046
Plexus Corp.
(a)
..................... 27,209 2,673,012
Powerfleet, Inc.
(a)
................... 18,120 54,360
Research Frontiers, Inc.
(a)(b)
............ 18,439 29,502
Rogers Corp.
(a)
.................... 19,377 3,137,718
Sanmina Corp.
(a)
................... 57,594 3,471,190
ScanSource, Inc.
(a)
.................. 28,808 851,564
SmartRent, Inc., Class A
(a)(b)
............ 154,866 593,137
TD SYNNEX Corp. .................. 43,235 4,064,090
TE Connectivity Ltd. ................. 323,346 45,320,175
Teledyne Technologies, Inc.
(a)
........... 48,292 19,853,324
Tingo Group, Inc.
(a)(b)
................. 123,931 149,956
Trimble, Inc.
(a)(b)
.................... 255,411 13,521,458
TTM Technologies, Inc.
(a)
.............. 103,070 1,432,673
Vishay Intertechnology, Inc. ............ 129,015 3,793,041
Vishay Precision Group, Inc.
(a)
.......... 9,904 367,934
Vontier Corp. ...................... 163,933 5,280,282
Wireless Telecom Group, Inc.
(a)
......... 18 38
Zebra Technologies Corp., Class A
(a)(b)
..... 53,073 15,700,586
371,619,163
Energy Equipment & Services — 0.5%
Archrock, Inc. ..................... 137,328 1,407,612
Baker Hughes Co., Class A ............ 1,037,955 32,809,758
Bristow Group, Inc.
(a)
................ 26,997 775,624
Cactus, Inc., Class A ................ 65,850 2,786,772
ChampionX Corp. .................. 202,973 6,300,282
Core Laboratories, Inc.
(b)
.............. 45,500 1,057,875
Diamond Offshore Drilling, Inc.
(a)
......... 95,232 1,356,104
DMC Global, Inc.
(a)
.................. 16,042 284,906
Dril-Quip, Inc.
(a)(b)
................... 34,973 813,822
ENGlobal Corp.
(a)
................... 17,644 6,650
Enservco Corp.
(a)(b)
.................. 36 12
Expro Group Holdings NV
(a)
............ 81,567 1,445,367
Geospace Technologies Corp.
(a)
......... 18 140
Gulf Island Fabrication, Inc.
(a)(b)
.......... 10,048 32,656
Halliburton Co. .................... 924,951 30,514,133
Helix Energy Solutions Group, Inc.
(a)
...... 138,811 1,024,425
Helmerich & Payne, Inc. .............. 109,372 3,877,237
Independence Contract Drilling, Inc.
(a)
..... 1,071 2,924
KLX Energy Services Holdings, Inc.
(a)
..... 18 175
Liberty Energy, Inc., Class A ........... 159,584 2,133,638
Mammoth Energy Services, Inc.
(a)(b)
....... 27 130
MIND Technology, Inc.
(a)
.............. 9,817 6,185
Nabors Industries Ltd.
(a)
.............. 11,396 1,060,170
Natural Gas Services Group, Inc.
(a)(b)
...... 38,505 381,199
Newpark Resources, Inc.
(a)
............ 58,361 305,228
NexTier Oilfield Solutions, Inc.
(a)
......... 167,094 1,493,820
Nine Energy Service, Inc.
(a)(b)
........... 18 69
Noble Corp. plc
(a)
................... 104,148 4,302,354
NOV, Inc. ........................ 415,318 6,661,701
Oceaneering International, Inc.
(a)
........ 108,868 2,035,832
Oil States International, Inc.
(a)
........... 71,174 531,670
Patterson-UTI Energy, Inc. ............ 226,193 2,707,530

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
ProFrac Holding Corp., Class A
(a)(b)
....... 34,186 $ 381,516
ProPetro Holding Corp.
(a)
.............. 83,854 690,957
Ranger Energy Services, Inc.
(a)
......... 5,812 59,515
RPC, Inc. ........................ 84,573 604,697
Schlumberger NV .................. 1,458,865 71,659,449
SEACOR Marine Holdings, Inc.
(a)(b)
....... 46,204 528,112
Select Water Solutions, Inc., Class A ...... 101,233 819,987
Smart Sand, Inc.
(a)(b)
................. 144 236
Solaris Oilfield Infrastructure, Inc., Class A .. 27,035 225,201
Superior Drilling Products, Inc.
(a)
......... 9 11
TechnipFMC plc
(a)
.................. 458,902 7,626,951
Tidewater, Inc.
(a)(b)
.................. 50,928 2,823,448
Transocean Ltd.
(a)(b)
................. 720,378 5,049,850
US Silica Holdings, Inc.
(a)
............. 71,411 866,215
Valaris Ltd.
(a)
...................... 62,360 3,924,315
Weatherford International plc
(a)
.......... 65,567 4,354,960
205,731,420
Entertainment — 1.3%
Activision Blizzard, Inc.
(a)
.............. 733,386 61,824,440
AMC Entertainment Holdings, Inc., Class A
(a)(b)
550,932 2,424,101
Chicken Soup For The Soul Entertainment,
Inc.
(a)
......................... 4,116 4,877
Cinemark Holdings, Inc.
(a)(b)
............ 109,455 1,806,008
Cineverse Corp.
(a)(b)
................. 4,534 8,637
CuriosityStream, Inc., Class A
(a)(b)
........ 63 59
Electronic Arts, Inc. ................. 267,960 34,754,412
Endeavor Group Holdings, Inc., Class A
(a)
.. 186,934 4,471,461
Gaia, Inc., Class A
(a)
................. 18 42
Kartoon Studios, Inc.
(a)(b)
.............. 43 82
Liberty Media Corp.-Liberty Braves, Class A
(a)(b)
19,787 809,684
Liberty Media Corp.-Liberty Braves, Class C,
NVS
(a)
........................ 36,037 1,427,786
Liberty Media Corp.-Liberty Formula One,
Class A
(a)(b)
..................... 24,359 1,647,156
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(a)
.................. 212,422 15,991,128
Lions Gate Entertainment Corp., Class A
(a)(b)
. 57,687 509,376
Lions Gate Entertainment Corp., Class B,
NVS
(a)(b)
....................... 116,693 974,387
Live Nation Entertainment, Inc.
(a)(b)
....... 147,968 13,481,364
LiveOne, Inc.
(a)
.................... 90 158
Madison Square Garden Entertainment Corp.
(a)
(b)
........................... 26,169 879,802
Madison Square Garden Sports Corp. ..... 17,906 3,367,223
Marcus Corp. (The)
(b)
................ 29,472 437,070
Netflix, Inc.
(a)
...................... 456,081 200,899,120
Playtika Holding Corp.
(a)
.............. 103,950 1,205,820
ROBLOX Corp., Class A
(a)
............. 379,988 15,313,516
Roku, Inc., Class A
(a)(b)
............... 126,654 8,100,790
Sciplay Corp., Class A
(a)
.............. 25,174 495,424
Skillz, Inc.
(a)
....................... 13,999 127,391
Sphere Entertainment Co., Class A
(a)(b)
..... 26,169 716,769
Take-Two Interactive Software, Inc.
(a)
...... 162,669 23,938,370
Walt Disney Co. (The)
(a)
.............. 1,875,993 167,488,655
Warner Bros Discovery, Inc.
(a)(b)
......... 2,273,019 28,503,658
Warner Music Group Corp., Class A ...... 118,653 3,095,657
World Wrestling Entertainment, Inc., Class A 44,386 4,814,549
599,518,972
Financial Services — 4.0%
Acacia Research Corp.
(a)(b)
............. 30,137 125,370
Affirm Holdings, Inc., Class A
(a)(b)
......... 222,266 3,407,338
Alerus Financial Corp. ............... 17,092 307,314
A-Mark Precious Metals, Inc. ........... 20,806 778,873
Apollo Global Management, Inc. ......... 443,105 34,034,895
Security
Shares
Shares Value
Financial Services (continued)
AvidXchange Holdings, Inc.
(a)(b)
.......... 144,199 $ 1,496,786
Berkshire Hathaway, Inc., Class B
(a)
...... 1,828,668 623,575,788
Block, Inc., Class A
(a)
................ 558,975 37,210,966
Cannae Holdings, Inc.
(a)
.............. 82,483 1,666,981
Cantaloupe, Inc.
(a)
.................. 85,748 682,554
Cass Information Systems, Inc. ......... 10,651 413,046
Enact Holdings, Inc. ................. 37,816 950,316
Equitable Holdings, Inc. .............. 343,489 9,329,161
Essent Group Ltd. .................. 109,633 5,130,824
Euronet Worldwide, Inc.
(a)(b)
............ 49,230 5,778,125
EVERTEC, Inc. .................... 63,834 2,351,006
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 9,181 1,319,677
Fidelity National Information Services, Inc. .. 608,506 33,285,278
Fiserv, Inc.
(a)
...................... 634,330 80,020,730
FleetCor Technologies, Inc.
(a)(b)
.......... 75,928 19,064,002
FlexShopper, Inc.
(a)
................. 9 12
Flywire Corp.
(a)
.................... 70,410 2,185,526
Global Payments, Inc. ............... 268,487 26,451,339
I3 Verticals, Inc., Class A
(a)
............. 25,483 582,541
International Money Express, Inc.
(a)(b)
...... 39,415 966,850
Jack Henry & Associates, Inc. .......... 75,090 12,564,810
Jackson Financial, Inc., Class A ......... 60,063 1,838,528
LM Funding America, Inc.
(a)
............ 2,949 2,107
Marqeta, Inc., Class A
(a)(b)
............. 448,823 2,185,768
Mastercard, Inc., Class A .............. 858,335 337,583,155
Merchants Bancorp ................. 30,892 790,217
MGIC Investment Corp. .............. 302,058 4,769,496
Mr Cooper Group, Inc.
(a)
.............. 71,919 3,641,978
NMI Holdings, Inc., Class A
(a)
........... 89,135 2,301,466
Payoneer Global, Inc.
(a)
............... 193,471 930,596
PayPal Holdings, Inc.
(a)
............... 1,145,360 76,429,873
Paysign, Inc.
(a)
..................... 36 88
PennyMac Financial Services, Inc. ....... 32,299 2,270,943
Radian Group, Inc. .................. 165,839 4,192,410
Remitly Global, Inc.
(a)(b)
............... 106,652 2,007,191
Repay Holdings Corp., Class A
(a)
........ 91,401 715,670
Rocket Cos., Inc., Class A
(a)(b)
........... 148,716 1,332,495
Shift4 Payments, Inc., Class A
(a)(b)
........ 58,624 3,981,156
TFS Financial Corp. ................. 64,235 807,434
Toast, Inc., Class A
(a)(b)
............... 347,150 7,835,175
Usio, Inc.
(a)
....................... 7,742 14,400
UWM Holdings Corp., Class A
(b)
......... 93,025 520,940
Velocity Financial, Inc.
(a)
.............. 53,625 618,296
Visa, Inc., Class A .................. 1,660,174 394,258,122
Voya Financial, Inc. ................. 96,247 6,901,872
Walker & Dunlop, Inc. ................ 31,323 2,477,336
Waterstone Financial, Inc. ............. 29,795 431,730
Western Union Co. (The) ............. 310,014 3,636,464
WEX, Inc.
(a)
....................... 44,181 8,044,035
1,774,199,049
Food Products — 1.0%
Alico, Inc.
(b)
....................... 16,477 419,504
AppHarvest, Inc.
(a)(b)
................. 61,328 22,691
Archer-Daniels-Midland Co. ............ 556,981 42,085,484
B&G Foods, Inc. ................... 80,577 1,121,632
Benson Hill, Inc.
(a)(b)
................. 218,607 284,189
Beyond Meat, Inc.
(a)(b)
................ 60,836 789,651
Bunge Ltd. ....................... 153,677 14,499,425
Calavo Growers, Inc. ................ 19,696 571,578
Cal-Maine Foods, Inc. ................ 36,217 1,629,765
Campbell Soup Co. ................. 205,277 9,383,212
Conagra Brands, Inc. ................ 488,186 16,461,632
Darling Ingredients, Inc.
(a)(b)
............ 164,717 10,507,298

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Farmer Bros Co.
(a)
.................. 6,804 $ 18,847
Flowers Foods, Inc. ................. 208,501 5,187,505
Fresh Del Monte Produce, Inc. .......... 33,732 867,250
Freshpet, Inc.
(a)(b)
................... 49,191 3,237,260
General Mills, Inc. .................. 603,219 46,266,897
Hain Celestial Group, Inc. (The)
(a)
........ 91,699 1,147,155
Hershey Co. (The) .................. 150,370 37,547,389
Hormel Foods Corp. ................. 300,739 12,095,723
Hostess Brands, Inc., Class A
(a)
......... 136,463 3,455,243
Ingredion, Inc. ..................... 66,221 7,016,115
J & J Snack Foods Corp. .............. 16,915 2,678,659
JM Smucker Co. (The) ............... 109,906 16,229,819
John B Sanfilippo & Son, Inc. ........... 10,090 1,183,254
Kellogg Co. ....................... 263,981 17,792,319
Kraft Heinz Co. (The) ................ 820,424 29,125,052
Lamb Weston Holdings, Inc. ........... 148,673 17,089,961
Lancaster Colony Corp. .............. 20,616 4,145,672
Limoneira Co. ..................... 9,821 152,815
McCormick & Co., Inc., NVS ........... 258,006 22,505,863
Mission Produce, Inc.
(a)(b)
.............. 52,004 630,289
Mondelez International, Inc., Class A ...... 1,397,808 101,956,116
Pilgrim's Pride Corp.
(a)
............... 45,515 978,117
Post Holdings, Inc.
(a)
................. 53,387 4,625,984
RiceBran Technologies
(a)(b)
............. 915 1,016
Rocky Mountain Chocolate Factory, Inc.
(a)
.. 9 49
S&W Seed Co.
(a)
................... 45 55
Seaboard Corp. .................... 260 925,787
Seneca Foods Corp., Class A
(a)
......... 8,446 276,015
Simply Good Foods Co. (The)
(a)
......... 85,265 3,119,846
Sovos Brands, Inc.
(a)(b)
............... 53,940 1,055,066
Tattooed Chef, Inc., Class A
(a)(b)
......... 72 39
Tootsie Roll Industries, Inc.
(b)
........... 18,578 657,847
TreeHouse Foods, Inc.
(a)
.............. 51,268 2,582,882
Tyson Foods, Inc., Class A ............ 291,439 14,875,047
Utz Brands, Inc., Class A
(b)
............ 75,262 1,231,286
Vital Farms, Inc.
(a)
.................. 20,722 248,457
Whole Earth Brands, Inc., Class A
(a)
...... 63 253
458,683,010
Gas Utilities — 0.1%
Atmos Energy Corp. ................. 147,230 17,128,738
Chesapeake Utilities Corp. ............ 18,889 2,247,791
National Fuel Gas Co. ............... 94,460 4,851,466
New Jersey Resources Corp. ........... 97,942 4,622,862
Northwest Natural Holding Co. .......... 37,908 1,631,939
ONE Gas, Inc. ..................... 54,265 4,168,095
Southwest Gas Holdings, Inc. .......... 67,908 4,322,344
Spire, Inc. ........................ 53,163 3,372,661
UGI Corp. ........................ 217,225 5,858,558
48,204,454
Ground Transportation — 1.0%
ArcBest Corp. ..................... 24,475 2,418,130
Avis Budget Group, Inc.
(a)
............. 24,350 5,568,115
Covenant Logistics Group, Inc., Class A .... 8,456 370,627
CSX Corp. ....................... 2,083,934 71,062,149
Daseke, Inc.
(a)
..................... 59,780 426,231
FTAI Infrastructure, Inc. ............... 100,600 371,214
Heartland Express, Inc. ............... 47,655 782,019
Hertz Global Holdings, Inc.
(a)(b)
.......... 162,755 2,993,064
JB Hunt Transport Services, Inc. ........ 84,728 15,338,310
Knight-Swift Transportation Holdings, Inc. .. 167,023 9,279,798
Landstar System, Inc.
(b)
............... 35,986 6,928,744
Lyft, Inc., Class A
(a)
.................. 338,790 3,248,996
Marten Transport Ltd. ................ 66,465 1,428,998
Security
Shares
Shares Value
Ground Transportation (continued)
Norfolk Southern Corp. ............... 233,049 $ 52,846,191
Old Dominion Freight Line, Inc.
(b)
........ 92,141 34,069,135
RXO, Inc.
(a)(b)
...................... 117,173 2,656,312
Ryder System, Inc. .................. 49,002 4,154,880
Saia, Inc.
(a)(b)
...................... 31,213 10,687,643
Schneider National, Inc., Class B ........ 46,008 1,321,350
TuSimple Holdings, Inc., Class A
(a)(b)
...... 155,905 258,802
Uber Technologies, Inc.
(a)
............. 2,078,037 89,708,857
U-Haul Holding Co., NVS
(b)
............ 90,836 4,602,660
U-Haul Holding Co. ................. 9,757 539,757
Union Pacific Corp. ................. 625,275 127,943,771
Werner Enterprises, Inc. .............. 58,418 2,580,907
XPO, Inc.
(a)
....................... 118,766 7,007,194
458,593,854
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories ................. 1,783,818 194,471,838
Accelerate Diagnostics, Inc.
(a)(b)
......... 28,266 22,896
Acutus Medical, Inc.
(a)
................ 19,347 17,180
Aethlon Medical, Inc.
(a)
............... 415 149
Align Technology, Inc.
(a)
............... 73,086 25,846,133
Alphatec Holdings, Inc.
(a)(b)
............. 83,617 1,503,434
AngioDynamics, Inc.
(a)
............... 49,513 516,421
Apyx Medical Corp.
(a)(b)
............... 31,354 157,711
Artivion, Inc.
(a)
..................... 54,484 936,580
Asensus Surgical, Inc.
(a)(b)
............. 229,356 115,825
Aspira Women's Health, Inc.
(a)(b)
......... 2,850 9,434
AtriCure, Inc.
(a)
.................... 47,649 2,351,955
Atrion Corp. ...................... 1,560 882,492
Avanos Medical, Inc.
(a)
............... 51,592 1,318,692
AxoGen, Inc.
(a)
..................... 44,594 407,143
Axonics, Inc.
(a)(b)
.................... 55,926 2,822,585
Baxter International, Inc. .............. 518,382 23,617,484
Becton Dickinson & Co. .............. 291,197 76,878,920
Beyond Air, Inc.
(a)(b)
.................. 18,605 79,257
Biolase, Inc.
(a)
..................... 81 6
Biomerica, Inc.
(a)(b)
.................. 8,087 10,998
Bioventus, Inc., Class A
(a)
............. 117 338
Boston Scientific Corp.
(a)
.............. 1,474,114 79,734,826
Butterfly Network, Inc., Class A
(a)(b)
....... 221,909 510,391
Cerus Corp.
(a)(b)
.................... 217,414 534,838
ClearPoint Neuro, Inc.
(a)(b)
............. 49,174 356,020
Co-Diagnostics, Inc.
(a)(b)
............... 36 40
Conformis, Inc.
(a)(b)
.................. 3,179 6,962
CONMED Corp.
(b)
.................. 31,043 4,218,433
Cooper Cos., Inc. (The) .............. 50,688 19,435,300
Cutera, Inc.
(a)
..................... 17,399 263,247
CytoSorbents Corp.
(a)(b)
............... 26,480 95,063
Dentsply Sirona, Inc. ................ 219,181 8,771,624
Dexcom, Inc.
(a)
.................... 397,815 51,123,206
Eargo, Inc.
(a)
...................... 9 44
Edwards Lifesciences Corp.
(a)
.......... 622,202 58,692,315
Ekso Bionics Holdings, Inc.
(a)
........... 18 26
ElectroCore, Inc.
(a)(b)
................. 2,221 10,883
Electromed, Inc.
(a)
.................. 9 96
Embecta Corp. .................... 57,148 1,234,397
Enovis Corp.
(a)(b)
.................... 53,681 3,442,026
Envista Holdings Corp.
(a)(b)
............. 164,356 5,561,807
Figs, Inc., Class A
(a)(b)
................ 133,883 1,107,212
GE HealthCare Technologies, Inc. ....... 401,954 32,654,743
Glaukos Corp.
(a)
.................... 50,395 3,588,628
Globus Medical, Inc., Class A
(a)(b)
........ 82,435 4,908,180
Haemonetics Corp.
(a)
................ 51,036 4,345,205
Helius Medical Technologies, Inc.
(a)
....... 1,941 373
Hologic, Inc.
(a)
..................... 252,747 20,464,925

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
ICU Medical, Inc.
(a)(b)
................. 20,206 $ 3,600,507
IDEXX Laboratories, Inc.
(a)
............. 84,994 42,686,537
Inari Medical, Inc.
(a)
................. 53,573 3,114,734
Inogen, Inc.
(a)
..................... 18,466 213,282
Inspire Medical Systems, Inc.
(a)
......... 30,071 9,762,249
Insulet Corp.
(a)
..................... 71,503 20,617,175
Integer Holdings Corp.
(a)
.............. 34,561 3,062,450
Integra LifeSciences Holdings Corp.
(a)(b)
.... 72,372 2,976,660
Intuitive Surgical, Inc.
(a)
............... 359,535 122,939,398
InVivo Therapeutics Holdings Corp.
(a)
..... 1 1
iRhythm Technologies, Inc.
(a)(b)
.......... 31,847 3,322,279
IRIDEX Corp.
(a)(b)
................... 9,676 20,997
Kewaunee Scientific Corp.
(a)
........... 262 4,058
KORU Medical Systems, Inc.
(a)(b)
......... 17,482 60,313
Lantheus Holdings, Inc.
(a)
............. 70,736 5,936,165
LeMaitre Vascular, Inc. ............... 22,042 1,482,986
LENSAR, Inc.
(a)
.................... 9 38
LivaNova plc
(a)
..................... 55,912 2,875,554
LogicMark, Inc.
(a)
................... 2 6
Masimo Corp.
(a)(b)
................... 49,259 8,105,568
Medtronic plc ..................... 1,365,457 120,296,762
Merit Medical Systems, Inc.
(a)
........... 57,967 4,848,360
Microbot Medical, Inc.
(a)(b)
............. 17 46
Milestone Scientific, Inc.
(a)(b)
............ 9,864 8,587
Motus GI Holdings, Inc.
(a)(b)
............ 530 355
Neogen Corp.
(a)(b)
................... 226,884 4,934,727
NeuroMetrix, Inc.
(a)
.................. 10 10
Neuronetics, Inc.
(a)(b)
................. 36 77
Nevro Corp.
(a)(b)
.................... 38,215 971,425
Novocure Ltd.
(a)(b)
................... 93,552 3,882,408
NuVasive, Inc.
(a)
.................... 53,336 2,218,244
Omnicell, Inc.
(a)
.................... 46,852 3,451,587
OraSure Technologies, Inc.
(a)
........... 65,521 328,260
Orthofix Medical, Inc.
(a)
............... 41,393 747,558
OrthoPediatrics Corp.
(a)(b)
.............. 15,902 697,303
Outset Medical, Inc.
(a)(b)
............... 49,141 1,074,714
Owlet, Inc., Class A
(a)(b)
............... 171 58
Paragon 28, Inc.
(a)
.................. 25,752 456,841
PAVmed, Inc.
(a)(b)
................... 126 51
Penumbra, Inc.
(a)(b)
.................. 39,249 13,504,011
Predictive Oncology, Inc.
(a)
............. 1 5
PROCEPT BioRobotics Corp.
(a)(b)
........ 36,012 1,273,024
Pro-Dex, Inc.
(a)(b)
................... 613 11,678
Pulmonx Corp.
(a)
................... 39,626 519,497
QuidelOrtho Corp.
(a)
................. 54,779 4,538,988
ResMed, Inc. ..................... 150,792 32,948,052
Rockwell Medical, Inc.
(a)
.............. 5,861 32,001
Senseonics Holdings, Inc.
(a)(b)
........... 423,453 323,137
Shockwave Medical, Inc.
(a)
............. 37,485 10,698,594
SI-BONE, Inc.
(a)
.................... 33,996 917,212
Sientra, Inc.
(a)(b)
.................... 11,359 33,282
Sight Sciences, Inc.
(a)
................ 27,529 227,940
Silk Road Medical, Inc.
(a)(b)
............. 43,541 1,414,647
SiNtx Technologies, Inc.
(a)
............. 1 1
SmileDirectClub, Inc., Class A
(a)(b)
........ 76,544 40,568
STAAR Surgical Co.
(a)(b)
............... 51,029 2,682,595
Stereotaxis, Inc.
(a)
.................. 42,197 64,561
STERIS plc ....................... 101,894 22,924,112
Strata Skin Sciences, Inc.
(a)(b)
........... 1,191 1,131
Stryker Corp. ..................... 346,439 105,695,075
Surmodics, Inc.
(a)
................... 14,162 443,412
Tactile Systems Technology, Inc.
(a)
....... 28,092 700,334
Tandem Diabetes Care, Inc.
(a)
.......... 68,823 1,688,916
Tela Bio, Inc.
(a)
..................... 21,648 219,294
Teleflex, Inc. ...................... 48,168 11,658,101
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
ThermoGenesis Holdings, Inc.
(a)
......... 1 $ 1
TransMedics Group, Inc.
(a)(b)
............ 33,186 2,786,960
Treace Medical Concepts, Inc.
(a)(b)
........ 38,680 989,434
UFP Technologies, Inc.
(a)
.............. 7,404 1,435,265
Vapotherm, Inc.
(a)
................... 45 20
Varex Imaging Corp.
(a)
............... 37,431 882,249
Venus Concept, Inc.
(a)(b)
............... 1,053 2,243
ViewRay, Inc.
(a)(b)
................... 141,236 49,743
Vivani Medical, Inc.
(a)(b)
............... 163,523 197,863
VolitionRX Ltd.
(a)(b)
.................. 9,856 13,700
Xtant Medical Holdings, Inc.
(a)
.......... 143 133
Zimmer Biomet Holdings, Inc. .......... 214,169 31,183,006
Zimvie, Inc.
(a)
...................... 21,037 236,246
Zomedica Corp.
(a)(b)
................. 1,085,623 217,125
Zynex, Inc.
(a)
...................... 16,730 160,441
1,258,441,208
Health Care Providers & Services — 2.7%
23andMe Holding Co., Class A
(a)(b)
....... 375,095 656,416
Acadia Healthcare Co., Inc.
(a)
........... 96,819 7,710,665
Accolade, Inc.
(a)
.................... 72,166 972,076
AdaptHealth Corp.
(a)(b)
................ 77,643 944,915
Addus HomeCare Corp.
(a)
............. 16,589 1,537,800
Agiliti, Inc.
(a)(b)
..................... 36,292 598,818
agilon health, Inc.
(a)(b)
................ 296,589 5,142,853
Alignment Healthcare, Inc.
(a)
........... 84,120 483,690
Amedisys, Inc.
(a)
................... 34,624 3,166,019
AmerisourceBergen Corp. ............. 165,387 31,825,420
AMN Healthcare Services, Inc.
(a)
......... 40,664 4,437,256
Apollo Medical Holdings, Inc.
(a)(b)
......... 44,144 1,394,950
Brookdale Senior Living, Inc.
(a)(b)
......... 190,190 802,602
Cano Health, Inc., Class A
(a)
............ 211,133 293,475
Cardinal Health, Inc. ................. 261,804 24,758,804
CareMax, Inc., Class A
(a)(b)
............. 66,886 208,015
Castle Biosciences, Inc.
(a)
............. 27,740 380,593
Centene Corp.
(a)
................... 564,712 38,089,824
Chemed Corp. ..................... 15,197 8,231,759
Cigna Group (The) .................. 303,453 85,148,912
Clover Health Investments Corp.
(a)(b)
...... 488,190 437,955
Community Health Systems, Inc.
(a)
....... 143,835 632,874
CorVel Corp.
(a)
..................... 9,287 1,797,035
Cross Country Healthcare, Inc.
(a)
........ 35,732 1,003,355
CVS Health Corp. .................. 1,314,172 90,848,710
DaVita, Inc.
(a)(b)
.................... 57,127 5,739,550
DocGo, Inc.
(a)(b)
.................... 99,617 933,411
Elevance Health, Inc. ................ 243,217 108,058,881
Encompass Health Corp. ............. 102,003 6,906,623
Enhabit, Inc.
(a)(b)
.................... 50,715 583,222
Ensign Group, Inc. (The) .............. 58,562 5,590,329
Enzo Biochem, Inc.
(a)
................ 37,526 69,048
Fulgent Genetics, Inc.
(a)(b)
............. 18,002 666,614
GeneDx Holdings Corp.
(a)
............. 29,068 173,245
Great Elm Group, Inc.
(a)
.............. 7,016 14,383
Guardant Health, Inc.
(a)(b)
.............. 119,075 4,262,885
HCA Healthcare, Inc. ................ 211,611 64,219,706
HealthEquity, Inc.
(a)
.................. 88,235 5,571,158
Henry Schein, Inc.
(a)
................. 134,599 10,915,979
Hims & Hers Health, Inc., Class A
(a)(b)
..... 126,073 1,185,086
Humana, Inc. ..................... 127,950 57,210,284
Invitae Corp.
(a)(b)
.................... 404,551 457,143
Laboratory Corp. of America Holdings ..... 90,920 21,941,724
LifeStance Health Group, Inc.
(a)(b)
........ 97,550 890,632
McKesson Corp. ................... 138,916 59,360,196
ModivCare, Inc.
(a)
................... 13,942 630,318
Molina Healthcare, Inc.
(a)
.............. 59,591 17,951,193

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
National HealthCare Corp. ............. 12,891 $ 796,922
National Research Corp. .............. 19,594 852,535
NeoGenomics, Inc.
(a)
................ 136,519 2,193,860
Ontrak, Inc.
(a)
..................... 18 9
OPKO Health, Inc.
(a)(b)
................ 427,576 927,840
Option Care Health, Inc.
(a)
............. 170,288 5,532,657
Owens & Minor, Inc.
(a)
................ 84,025 1,599,836
Patterson Cos., Inc. ................. 92,352 3,071,628
Pediatrix Medical Group, Inc.
(a)
.......... 91,881 1,305,629
Pennant Group, Inc. (The)
(a)
............ 25,350 311,298
PetIQ, Inc., Class A
(a)
................ 20,050 304,158
Premier, Inc., Class A ................ 122,839 3,397,727
Privia Health Group, Inc.
(a)(b)
............ 96,595 2,522,095
Progyny, Inc.
(a)
..................... 81,328 3,199,444
Psychemedics Corp. ................ 9 41
Quest Diagnostics, Inc. ............... 114,483 16,091,730
R1 RCM, Inc.
(a)
.................... 145,942 2,692,630
RadNet, Inc.
(a)
..................... 124,649 4,066,050
Regional Health Properties, Inc.
(a)
........ 885 3,186
Select Medical Holdings Corp. .......... 103,199 3,287,920
Star Equity Holdings, Inc.
(a)
............ 1,268 1,331
Surgery Partners, Inc.
(a)(b)
............. 72,810 3,275,722
Talkspace, Inc.
(a)
................... 198 251
Tenet Healthcare Corp.
(a)
.............. 104,492 8,503,559
UnitedHealth Group, Inc. .............. 956,292 459,632,187
Universal Health Services, Inc., Class B ... 64,640 10,198,253
US Physical Therapy, Inc. ............. 16,303 1,979,021
1,220,583,920
Health Care REITs — 0.2%
CareTrust REIT, Inc. ................. 98,702 1,960,222
Community Healthcare Trust, Inc. ........ 40,750 1,345,565
Diversified Healthcare Trust ............ 265,471 597,310
Global Medical REIT, Inc. ............. 54,532 497,877
Healthcare Realty Trust, Inc., Class A ..... 386,375 7,287,032
Healthpeak Properties, Inc. ............ 569,082 11,438,548
LTC Properties, Inc. ................. 51,857 1,712,318
Medical Properties Trust, Inc.
(b)
.......... 621,879 5,758,600
National Health Investors, Inc. .......... 45,052 2,361,626
Omega Healthcare Investors, Inc. ........ 238,184 7,309,867
Physicians Realty Trust ............... 243,825 3,411,112
Sabra Health Care REIT, Inc. ........... 254,634 2,997,042
Universal Health Realty Income Trust ..... 12,334 586,852
Ventas, Inc. ...................... 410,076 19,384,292
Welltower, Inc. ..................... 510,234 41,272,828
107,921,091
Health Care Technology — 0.1%
American Well Corp., Class A
(a)
......... 304,547 639,549
CareCloud, Inc.
(a)
................... 7,026 20,727
Certara, Inc.
(a)(b)
.................... 102,783 1,871,678
Computer Programs & Systems, Inc.
(a)
..... 9,319 230,086
Definitive Healthcare Corp., Class A
(a)(b)
.... 42,884 471,724
Doximity, Inc., Class A
(a)(b)
............. 121,763 4,142,377
Evolent Health, Inc., Class A
(a)(b)
......... 100,380 3,041,514
GoodRx Holdings, Inc., Class A
(a)(b)
....... 100,252 553,391
Health Catalyst, Inc.
(a)
................ 67,345 841,813
HealthStream, Inc. .................. 26,680 655,261
iCAD, Inc.
(a)(b)
..................... 24,192 39,433
LifeMD, Inc.
(a)
..................... 45 196
Multiplan Corp., Class A
(a)(b)
............ 215,095 453,850
NextGen Healthcare, Inc.
(a)
............ 68,085 1,104,339
OptimizeRx Corp.
(a)
................. 18,514 264,565
Phreesia, Inc.
(a)
.................... 54,393 1,686,727
Schrodinger, Inc.
(a)(b)
................. 56,430 2,816,986
Security
Shares
Shares Value
Health Care Technology (continued)
SCWorx Corp.
(a)(b)
.................. 5,756 $ 2,302
Sharecare, Inc., Class A
(a)(b)
............ 285,757 500,075
Simulations Plus, Inc. ................ 19,613 849,831
Streamline Health Solutions, Inc.
(a)(b)
...... 19,223 24,413
Tabula Rasa HealthCare, Inc.
(a)(b)
........ 26,924 222,123
Teladoc Health, Inc.
(a)(b)
............... 168,894 4,276,396
Veeva Systems, Inc., Class A
(a)
......... 149,373 29,535,523
Veradigm, Inc.
(a)
.................... 128,044 1,613,354
55,858,233
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc. ............ 216,487 3,271,119
Ashford Hospitality Trust, Inc.
(a)(b)
........ 27,366 102,075
Braemar Hotels & Resorts, Inc. ......... 84,621 340,177
Chatham Lodging Trust ............... 94,317 882,807
DiamondRock Hospitality Co. ........... 196,220 1,571,722
Hersha Hospitality Trust, Class A ........ 35,158 214,112
Host Hotels & Resorts, Inc. ............ 731,792 12,316,059
Park Hotels & Resorts, Inc. ............ 231,015 2,961,612
Pebblebrook Hotel Trust
(b)
............. 132,761 1,850,688
RLJ Lodging Trust .................. 173,527 1,782,122
Ryman Hospitality Properties, Inc. ....... 84,349 7,837,709
Service Properties Trust .............. 151,498 1,316,518
Sotherly Hotels, Inc.
(a)
................ 9 17
Summit Hotel Properties, Inc. ........... 102,282 665,856
Sunstone Hotel Investors, Inc. .......... 227,631 2,303,626
Xenia Hotels & Resorts, Inc. ........... 102,397 1,260,507
38,676,726
Hotels, Restaurants & Leisure — 2.3%
Accel Entertainment, Inc., Class A
(a)(b)
..... 63,444 669,969
Airbnb, Inc., Class A
(a)(b)
............... 423,095 54,223,855
Allied Gaming & Entertainment, Inc.
(a)
..... 9 9
Aramark ......................... 266,671 11,480,187
Ark Restaurants Corp. ............... 295 5,458
Bally's Corp.
(a)
..................... 40,569 631,254
BJ's Restaurants, Inc.
(a)
............... 26,668 848,042
Bloomin' Brands, Inc. ................ 89,800 2,414,722
Booking Holdings, Inc.
(a)(b)
............. 37,910 102,369,510
Bowlero Corp., Class A
(a)(b)
............. 35,718 415,758
Boyd Gaming Corp. ................. 80,846 5,608,287
Brinker International, Inc.
(a)
............ 47,895 1,752,957
Caesars Entertainment, Inc.
(a)
.......... 221,520 11,290,874
Canterbury Park Holding Corp. .......... 598 13,921
Carnival Corp.
(a)(b)
................... 1,032,398 19,440,054
Cheesecake Factory, Inc. (The) ......... 55,250 1,910,545
Chipotle Mexican Grill, Inc.
(a)
........... 28,297 60,527,283
Choice Hotels International, Inc. ......... 26,060 3,062,571
Churchill Downs, Inc. ................ 67,082 9,335,802
Chuy's Holdings, Inc.
(a)
............... 18,035 736,189
Cracker Barrel Old Country Store, Inc. ..... 24,808 2,311,609
Darden Restaurants, Inc. ............. 123,789 20,682,666
Dave & Buster's Entertainment, Inc.
(a)
..... 41,856 1,865,103
Denny's Corp.
(a)(b)
................... 65,346 805,063
Dine Brands Global, Inc. .............. 18,045 1,047,151
Domino's Pizza, Inc. ................. 36,449 12,282,949
DoorDash, Inc., Class A
(a)(b)
............ 270,171 20,646,468
DraftKings, Inc., Class A
(a)
............. 474,958 12,619,634
Dutch Bros, Inc., Class A
(a)(b)
........... 35,070 997,741
Everi Holdings, Inc.
(a)
................ 108,695 1,571,730
Expedia Group, Inc.
(a)
................ 147,109 16,092,254
Fiesta Restaurant Group, Inc.
(a)
......... 36,165 287,150
Flanigan's Enterprises, Inc. ............ 198 6,069
Full House Resorts, Inc.
(a)
............. 21,421 143,521
GAN Ltd.
(a)
....................... 63 103

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Golden Entertainment, Inc.
(a)
........... 22,464 $ 938,995
Hilton Grand Vacations, Inc.
(a)(b)
......... 80,907 3,676,414
Hilton Worldwide Holdings, Inc. ......... 270,505 39,372,003
Hyatt Hotels Corp., Class A
(b)
........... 47,331 5,423,186
Inspired Entertainment, Inc.
(a)
........... 24,331 357,909
Jack in the Box, Inc. ................. 21,414 2,088,507
Krispy Kreme, Inc. .................. 67,812 998,871
Kura Sushi USA, Inc., Class A
(a)(b)
........ 5,713 531,023
Las Vegas Sands Corp.
(a)
............. 336,047 19,490,726
Life Time Group Holdings, Inc.
(a)(b)
........ 56,907 1,119,361
Light & Wonder, Inc., Class A
(a)
.......... 95,275 6,551,109
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 24,796 269,780
Marriott International, Inc., Class A ....... 264,602 48,604,741
Marriott Vacations Worldwide Corp. ....... 38,524 4,727,665
McDonald's Corp. .................. 748,727 223,427,624
MGM Resorts International ............ 314,818 13,826,807
Monarch Casino & Resort, Inc. .......... 13,584 956,993
Noodles & Co., Class A
(a)
............. 18,622 62,942
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 439,674 9,571,703
ONE Group Hospitality, Inc. (The)
(a)(b)
..... 17,617 128,956
Papa John's International, Inc. .......... 31,665 2,337,827
Penn Entertainment, Inc.
(a)(b)
........... 156,968 3,771,941
Planet Fitness, Inc., Class A
(a)
.......... 87,393 5,893,784
Playa Hotels & Resorts NV
(a)
........... 140,274 1,141,830
Portillo's, Inc., Class A
(a)(b)
............. 49,190 1,108,251
Rave Restaurant Group, Inc.
(a)
.......... 3,285 6,636
RCI Hospitality Holdings, Inc.
(b)
.......... 9,288 705,795
Red Robin Gourmet Burgers, Inc.
(a)(b)
...... 14,714 203,495
Red Rock Resorts, Inc., Class A ......... 49,817 2,330,439
Royal Caribbean Cruises Ltd.
(a)(b)
........ 226,661 23,513,812
Rush Street Interactive, Inc., Class A
(a)
.... 66,368 207,068
Sabre Corp.
(a)(b)
.................... 328,214 1,047,003
SeaWorld Entertainment, Inc.
(a)
......... 40,162 2,249,474
Shake Shack, Inc., Class A
(a)
........... 39,541 3,073,127
Six Flags Entertainment Corp.
(a)
......... 74,771 1,942,551
Soho House & Co., Inc., Class A
(a)
....... 66,036 357,915
Starbucks Corp. .................... 1,175,819 116,476,630
Sweetgreen, Inc., Class A
(a)(b)
........... 71,662 918,707
Target Hospitality Corp.
(a)(b)
............ 30,901 414,691
Texas Roadhouse, Inc. ............... 68,147 7,651,545
Travel + Leisure Co. ................. 80,528 3,248,500
Vacasa, Inc., Class A
(a)
............... 135 92
Vail Resorts, Inc. ................... 41,205 10,373,771
Wendy's Co. (The) .................. 173,670 3,777,322
Wingstop, Inc. ..................... 30,467 6,098,275
Wyndham Hotels & Resorts, Inc. ........ 88,545 6,071,531
Wynn Resorts Ltd. .................. 106,098 11,205,010
Xponential Fitness, Inc., Class A
(a)
....... 25,862 446,119
Yum! Brands, Inc. .................. 284,274 39,386,163
1,016,181,077
Household Durables — 0.5%
Aterian, Inc.
(a)(b)
.................... 40,859 18,795
Bassett Furniture Industries, Inc. ........ 19,137 287,821
Beazer Homes USA, Inc.
(a)
............ 29,394 831,556
Cavco Industries, Inc.
(a)
............... 9,004 2,656,180
Century Communities, Inc. ............ 28,910 2,215,084
Cricut, Inc., Class A
(b)
................ 45,407 553,965
DR Horton, Inc. .................... 318,813 38,796,354
Emerson Radio Corp.
(a)
............... 18 11
Ethan Allen Interiors, Inc. ............. 29,290 828,321
Flexsteel Industries, Inc. .............. 26,444 521,211
Garmin Ltd. ....................... 156,873 16,360,285
GoPro, Inc., Class A
(a)(b)
............... 117,255 485,436
Green Brick Partners, Inc.
(a)
............ 28,933 1,643,394
Security
Shares
Shares Value
Household Durables (continued)
Hamilton Beach Brands Holding Co., Class A 28 $ 271
Helen of Troy Ltd.
(a)(b)
................ 24,083 2,601,446
Hooker Furnishings Corp. ............. 9,866 184,100
Hovnanian Enterprises, Inc., Class A
(a)
..... 6,268 621,848
Installed Building Products, Inc. ......... 23,640 3,313,382
iRobot Corp.
(a)(b)
.................... 27,601 1,248,945
KB Home ........................ 83,479 4,316,699
La-Z-Boy, Inc. ..................... 46,512 1,332,104
Leggett & Platt, Inc. ................. 137,413 4,070,173
Lennar Corp., Class A ................ 257,251 32,236,123
Lennar Corp., Class B ............... 16,329 1,844,850
LGI Homes, Inc.
(a)(b)
................. 21,159 2,854,138
Lovesac Co. (The)
(a)(b)
................ 19,802 533,664
M/I Homes, Inc.
(a)
................... 27,878 2,430,683
MDC Holdings, Inc. ................. 55,719 2,605,978
Meritage Homes Corp. ............... 36,546 5,199,399
Mohawk Industries, Inc.
(a)
............. 53,720 5,541,755
Nephros, Inc.
(a)
.................... 4,131 6,403
Newell Brands, Inc. ................. 383,134 3,333,266
Nova Lifestyle, Inc.
(a)
................ 558 1,155
NVR, Inc.
(a)
....................... 3,110 19,750,428
PulteGroup, Inc. ................... 226,378 17,585,043
Purple Innovation, Inc.
(b)
.............. 54,855 152,497
Skyline Champion Corp.
(a)
............. 55,628 3,640,853
Sonos, Inc.
(a)(b)
..................... 125,762 2,053,694
Taylor Morrison Home Corp.
(a)
.......... 110,453 5,386,793
Tempur Sealy International, Inc. ......... 174,846 7,006,079
Toll Brothers, Inc. ................... 107,392 8,491,485
TopBuild Corp.
(a)
................... 32,447 8,631,551
Traeger, Inc.
(a)(b)
.................... 40,660 172,805
Tri Pointe Homes, Inc.
(a)
.............. 106,717 3,506,721
Tupperware Brands Corp.
(a)(b)
........... 45 36
Vizio Holding Corp., Class A
(a)
.......... 82,280 555,390
Vuzix Corp.
(a)(b)
.................... 61,959 315,991
Whirlpool Corp. .................... 55,617 8,275,253
Yunhong CTI Ltd.
(a)
................. 230 453
224,999,867
Household Products — 1.2%
Central Garden & Pet Co.
(a)
............ 9 349
Central Garden & Pet Co., Class A, NVS
(a)
.. 54,038 1,970,225
Church & Dwight Co., Inc. ............. 249,857 25,043,167
Clorox Co. (The) ................... 126,827 20,170,566
Colgate-Palmolive Co. ............... 847,637 65,301,954
Energizer Holdings, Inc. .............. 66,262 2,225,078
Kimberly-Clark Corp. ................ 345,126 47,648,096
Procter & Gamble Co. (The) ........... 2,417,359 366,810,055
Reynolds Consumer Products, Inc. ....... 59,394 1,677,881
Spectrum Brands Holdings, Inc. ......... 42,805 3,340,930
WD-40 Co. ....................... 13,893 2,620,914
536,809,215
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ................... 684,566 14,191,053
Clearway Energy, Inc., Class A .......... 35,956 970,812
Clearway Energy, Inc., Class C ......... 89,098 2,544,639
Montauk Renewables, Inc.
(a)(b)
.......... 79,821 593,868
Ormat Technologies, Inc. .............. 53,699 4,320,622
Spruce Power Holding Corp., Class A
(a)(b)
... 94,574 76,775
Sunnova Energy International, Inc.
(a)(b)
..... 107,457 1,967,538
Vistra Corp. ...................... 362,416 9,513,420
34,178,727
Industrial Conglomerates — 0.7%
3M Co. .......................... 566,203 56,671,258
General Electric Co. ................. 1,117,687 122,777,917

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial Conglomerates (continued)
Honeywell International, Inc. ........... 683,556 $ 141,837,870
321,287,045
Industrial REITs — 0.4%
Americold Realty Trust, Inc. ............ 273,123 8,821,873
EastGroup Properties, Inc. ............ 44,246 7,681,106
First Industrial Realty Trust, Inc. ......... 134,177 7,063,077
Industrial Logistics Properties Trust ....... 77,839 256,869
Innovative Industrial Properties, Inc. ...... 28,827 2,104,659
LXP Industrial Trust ................. 298,929 2,914,558
Plymouth Industrial REIT, Inc. .......... 37,054 852,983
Prologis, Inc. ...................... 947,216 116,157,098
Rexford Industrial Realty, Inc. .......... 204,152 10,660,818
STAG Industrial, Inc. ................ 181,688 6,518,965
Terreno Realty Corp. ................ 75,933 4,563,573
167,595,579
Insurance — 2.2%
Aflac, Inc. ........................ 595,905 41,594,169
Allstate Corp. (The) ................. 269,443 29,380,065
Ambac Financial Group, Inc.
(a)
.......... 44,075 627,628
American Equity Investment Life Holding Co. 66,031 3,440,875
American Financial Group, Inc. ......... 74,179 8,808,756
American International Group, Inc. ....... 744,880 42,860,395
AMERISAFE, Inc. .................. 19,565 1,043,206
Aon plc, Class A ................... 210,012 72,496,142
Arch Capital Group Ltd.
(a)
............. 383,399 28,697,415
Argo Group International Holdings Ltd. .... 38,350 1,135,543
Arthur J Gallagher & Co. .............. 220,159 48,340,312
Assurant, Inc. ..................... 54,324 6,829,613
Assured Guaranty Ltd. ............... 63,340 3,534,372
Atlantic American Corp.
(a)
............. 749 1,446
Axis Capital Holdings Ltd. ............. 80,513 4,334,015
Brighthouse Financial, Inc.
(a)
........... 74,252 3,515,832
Brown & Brown, Inc. ................. 243,639 16,772,109
BRP Group, Inc., Class A
(a)(b)
........... 67,530 1,673,393
Chubb Ltd. ....................... 425,935 82,018,044
Cincinnati Financial Corp. ............. 162,047 15,770,414
CNA Financial Corp. ................. 27,340 1,055,871
CNO Financial Group, Inc. ............. 130,056 3,078,426
Conifer Holdings, Inc.
(a)
............... 833 1,466
Donegal Group, Inc., Class A ........... 10,778 155,527
eHealth, Inc.
(a)
..................... 26,141 210,174
Employers Holdings, Inc. .............. 20,555 768,963
Enstar Group Ltd.
(a)
................. 14,432 3,524,872
Erie Indemnity Co., Class A, NVS ........ 26,050 5,470,760
Everest Re Group Ltd. ............... 43,921 15,014,833
F&G Annuities & Life, Inc. ............. 19,081 472,827
FG Financial Group, Inc., NVS
(a)
......... 9 17
Fidelity National Financial, Inc. .......... 275,310 9,911,160
First American Financial Corp. .......... 105,127 5,994,342
Genworth Financial, Inc., Class A
(a)
....... 426,437 2,132,185
Globe Life, Inc. .................... 110,964 12,163,874
GoHealth, Inc., Class A
(a)(b)
............ 3,681 72,553
Goosehead Insurance, Inc., Class A
(a)
..... 23,542 1,480,556
Hagerty, Inc., Class A
(a)(b)
.............. 48,495 453,913
Hanover Insurance Group, Inc. (The) ..... 38,529 4,354,933
Hartford Financial Services Group, Inc. (The) 348,734 25,115,823
HCI Group, Inc. .................... 8,100 500,418
Hippo Holdings, Inc.
(a)(b)
............... 15,350 253,735
Horace Mann Educators Corp. .......... 20,403 605,153
ICC Holdings, Inc.
(a)
................. 1,139 18,793
James River Group Holdings Ltd. ........ 23,359 426,535
Kemper Corp. ..................... 64,425 3,109,151
Kingstone Cos., Inc. ................. 8,384 10,732
Security
Shares
Shares Value
Insurance (continued)
Kinsale Capital Group, Inc. ............ 22,002 $ 8,233,148
Lemonade, Inc.
(a)(b)
.................. 51,737 871,768
Lincoln National Corp. ............... 155,726 4,011,502
Loews Corp. ...................... 199,045 11,819,292
Markel Group, Inc.
(a)(b)
................ 14,007 19,374,202
Marsh & McLennan Cos., Inc. .......... 508,402 95,620,248
MBIA, Inc.
(a)
...................... 72,898 629,839
Mercury General Corp. ............... 29,659 897,778
MetLife, Inc. ...................... 663,094 37,484,704
National Western Life Group, Inc., Class A
(b)
. 2,379 988,617
Old Republic International Corp. ......... 285,493 7,185,859
Oscar Health, Inc., Class A
(a)(b)
.......... 124,508 1,003,534
Palomar Holdings, Inc.
(a)
.............. 25,065 1,454,773
Primerica, Inc.
(b)
.................... 37,292 7,374,866
Principal Financial Group, Inc. .......... 233,093 17,677,773
ProAssurance Corp. ................. 36,192 546,137
Progressive Corp. (The) .............. 600,782 79,525,513
Prudential Financial, Inc. .............. 378,659 33,405,297
Reinsurance Group of America, Inc. ...... 68,915 9,557,821
RenaissanceRe Holdings Ltd. .......... 56,687 10,573,259
RLI Corp. ........................ 41,203 5,622,973
Root, Inc., Class A
(a)(b)
................ 3,123 27,920
Ryan Specialty Holdings, Inc., Class A
(a)(b)
.. 94,483 4,241,342
Safety Insurance Group, Inc. ........... 11,476 823,059
Selective Insurance Group, Inc. ......... 63,456 6,088,603
Selectquote, Inc.
(a)
.................. 125,373 244,477
SiriusPoint Ltd.
(a)
................... 83,790 756,624
Stewart Information Services Corp. ....... 16,242 668,196
Tiptree, Inc. ...................... 35,795 537,283
Travelers Cos., Inc. (The) ............. 236,432 41,058,781
Trupanion, Inc.
(a)
................... 34,548 679,905
United Fire Group, Inc. ............... 20,329 460,655
United Insurance Holdings Corp.
(a)
....... 10,432 46,527
Universal Insurance Holdings, Inc. ....... 26,729 412,428
Unum Group ...................... 192,301 9,172,758
White Mountains Insurance Group Ltd.
(b)
... 2,585 3,590,332
Willis Towers Watson plc .............. 110,469 26,015,450
WR Berkley Corp. .................. 208,122 12,395,746
970,310,325
Interactive Media & Services — 4.7%
Alphabet, Inc., Class A
(a)
.............. 6,107,971 731,124,129
Alphabet, Inc., Class C, NVS
(a)
.......... 5,251,434 635,265,971
Angi, Inc., Class A
(a)(b)
................ 70,982 234,241
Bumble, Inc., Class A
(a)
............... 96,667 1,622,072
Cargurus, Inc., Class A
(a)
.............. 93,224 2,109,659
Cars.com, Inc.
(a)(b)
.................. 72,909 1,445,056
DHI Group, Inc.
(a)
................... 37,529 143,736
Eventbrite, Inc., Class A
(a)(b)
............ 81,884 781,992
EverQuote, Inc., Class A
(a)(b)
............ 18,016 117,104
fuboTV, Inc.
(a)(b)
.................... 320,468 666,573
IAC, Inc.
(a)(b)
...................... 81,223 5,100,804
IZEA Worldwide, Inc.
(a)(b)
.............. 9,905 23,970
Liberty TripAdvisor Holdings, Inc., Class A
(a)
. 72 47
Match Group, Inc.
(a)
................. 285,908 11,965,250
MediaAlpha, Inc., Class A
(a)
............ 18,768 193,498
Meta Platforms, Inc., Class A
(a)
.......... 2,273,038 652,316,445
Pinterest, Inc., Class A
(a)(b)
............. 609,663 16,668,186
QuinStreet, Inc.
(a)
................... 46,428 409,959
Rumble, Inc.
(a)(b)
.................... 94,632 844,118
Shutterstock, Inc. ................... 24,381 1,186,623
Snap, Inc., Class A, NVS
(a)(b)
........... 1,026,259 12,150,907
Super League Gaming, Inc.
(a)(b)
.......... 24,518 9,322
Travelzoo
(a)
....................... 9 71
TripAdvisor, Inc.
(a)
.................. 106,600 1,757,834

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Interactive Media & Services (continued)
TrueCar, Inc.
(a)
..................... 82,639 $ 186,764
Vimeo, Inc.
(a)
...................... 160,567 661,536
Vinco Ventures, Inc.
(a)
................ 30 37
Yelp, Inc.
(a)
....................... 74,228 2,702,642
Zedge, Inc., Class B
(a)(b)
............... 10,056 22,526
Ziff Davis, Inc.
(a)(b)
................... 49,316 3,455,079
ZipRecruiter, Inc., Class A
(a)(b)
........... 54,754 972,431
ZoomInfo Technologies, Inc.
(a)
.......... 275,778 7,002,003
2,091,140,585
IT Services — 1.3%
Accenture plc, Class A ............... 648,610 200,148,074
Akamai Technologies, Inc.
(a)
............ 156,553 14,069,418
BigCommerce Holdings, Inc.
(a)(b)
......... 59,857 595,577
Brightcove, Inc.
(a)
................... 35,844 143,734
Cloudflare, Inc., Class A
(a)(b)
............ 296,388 19,374,884
Cognizant Technology Solutions Corp., Class A 520,747 33,994,364
CSP, Inc. ........................ 681 8,111
DigitalOcean Holdings, Inc.
(a)(b)
.......... 57,392 2,303,715
DXC Technology Co.
(a)
............... 232,506 6,212,560
Edgio, Inc.
(a)(b)
..................... 162 109
EPAM Systems, Inc.
(a)
................ 59,502 13,373,075
Fastly, Inc., Class A
(a)(b)
............... 116,176 1,832,096
Gartner, Inc.
(a)
..................... 80,857 28,325,016
GoDaddy, Inc., Class A
(a)
.............. 158,380 11,899,089
Grid Dynamics Holdings, Inc., Class A
(a)
.... 47,710 441,317
Hackett Group, Inc. (The) ............. 26,774 598,399
Inpixon
(a)
........................ 1 —
International Business Machines Corp. .... 931,242 124,609,492
Kyndryl Holdings, Inc.
(a)
............... 224,651 2,983,365
MongoDB, Inc., Class A
(a)
............. 71,867 29,536,618
Okta, Inc., Class A
(a)
................. 159,406 11,054,806
Perficient, Inc.
(a)
.................... 36,369 3,030,629
PFSweb, Inc. ..................... 17,467 78,951
Rackspace Technology, Inc.
(a)(b)
......... 54,717 148,830
Snowflake, Inc., Class A
(a)(b)
............ 296,999 52,265,884
Squarespace, Inc., Class A
(a)
........... 41,564 1,310,929
Thoughtworks Holding, Inc.
(a)(b)
.......... 76,154 574,963
Tucows, Inc., Class A
(a)(b)
.............. 9,809 272,102
Twilio, Inc., Class A
(a)(b)
............... 181,492 11,546,521
Unisys Corp.
(a)(b)
.................... 69,345 275,993
VeriSign, Inc.
(a)(b)
................... 92,934 21,000,296
592,008,917
Leisure Products — 0.1%
Acushnet Holdings Corp.
(b)
............ 32,946 1,801,487
American Outdoor Brands, Inc.
(a)(b)
....... 12,652 109,820
AMMO, Inc.
(a)(b)
.................... 98,079 208,908
Brunswick Corp. ................... 71,580 6,201,691
Funko, Inc., Class A
(a)
................ 43,423 469,837
Hasbro, Inc. ...................... 134,517 8,712,666
JAKKS Pacific, Inc.
(a)
................ 8,958 178,891
Johnson Outdoors, Inc., Class A ......... 8,464 520,113
Latham Group, Inc.
(a)(b)
............... 30,248 112,220
Malibu Boats, Inc., Class A
(a)
........... 21,520 1,262,363
Marine Products Corp.
(b)
.............. 16,564 279,269
MasterCraft Boat Holdings, Inc.
(a)(b)
....... 18,020 552,313
Mattel, Inc.
(a)
...................... 356,708 6,970,074
Nautilus, Inc.
(a)(b)
................... 27,562 33,626
Peloton Interactive, Inc., Class A
(a)(b)
...... 340,538 2,618,737
Polaris, Inc.
(b)
..................... 54,431 6,582,341
Smith & Wesson Brands, Inc. ........... 54,507 710,771
Sturm Ruger & Co., Inc. .............. 16,137 854,616
Topgolf Callaway Brands Corp.
(a)(b)
....... 141,076 2,800,359
Vista Outdoor, Inc.
(a)
................. 55,112 1,524,949
Security
Shares
Shares Value
Leisure Products (continued)
YETI Holdings, Inc.
(a)(b)
............... 88,393 $ 3,433,184
45,938,235
Life Sciences Tools & Services — 1.5%
10X Genomics, Inc., Class A
(a)
.......... 100,363 5,604,270
Adaptive Biotechnologies Corp.
(a)(b)
....... 109,264 733,161
Agilent Technologies, Inc. ............. 303,972 36,552,633
Applied DNA Sciences, Inc.
(a)
........... 366 472
Avantor, Inc.
(a)
..................... 688,274 14,137,148
Azenta, Inc.
(a)
..................... 68,565 3,200,614
BioLife Solutions, Inc.
(a)
............... 37,955 838,806
Bionano Genomics, Inc.
(a)(b)
............ 393,505 240,038
Bio-Rad Laboratories, Inc., Class A
(a)
...... 21,870 8,291,354
Bio-Techne Corp. ................... 161,988 13,223,080
Bruker Corp. ...................... 101,857 7,529,269
Champions Oncology, Inc.
(a)
............ 9 57
Charles River Laboratories International, Inc.
(a)
52,782 11,097,416
ChromaDex Corp.
(a)(b)
................ 81 127
Codexis, Inc.
(a)
..................... 74,026 207,273
CryoPort, Inc.
(a)(b)
................... 50,912 878,232
Cytek Biosciences, Inc.
(a)
.............. 95,384 814,579
Danaher Corp. .................... 681,132 163,471,680
Illumina, Inc.
(a)
..................... 162,330 30,435,252
Inotiv, Inc.
(a)
....................... 10,927 52,122
IQVIA Holdings, Inc.
(a)
................ 190,965 42,923,203
Maravai LifeSciences Holdings, Inc., Class A
(a)
120,211 1,494,223
MaxCyte, Inc.
(a)
.................... 111,602 512,253
Medpace Holdings, Inc.
(a)
............. 25,118 6,032,590
Mesa Laboratories, Inc. .............. 5,053 649,311
Mettler-Toledo International, Inc.
(a)
....... 22,652 29,711,269
NanoString Technologies, Inc.
(a)
......... 48,773 197,531
Nautilus Biotechnology, Inc.
(a)
........... 131,134 507,489
OmniAb Operations, Inc., 12.50 Earnout
Shares, NVS
(a)(d)
................. 7,100 —
OmniAb Operations, Inc., 15.00 Earnout
Shares, NVS
(a)(d)
................. 7,100 —
OmniAb, Inc.
(a)(b)
................... 104,625 526,264
Pacific Biosciences of California, Inc.
(a)(b)
... 236,292 3,142,684
Personalis, Inc.
(a)(b)
.................. 34,139 64,181
PhenomeX, Inc.
(a)
................... 90 44
Quanterix Corp.
(a)
................... 33,206 748,795
Quantum-Si, Inc., Class A
(a)(b)
........... 108 193
Repligen Corp.
(a)(b)
.................. 53,027 7,501,199
Revvity, Inc. ...................... 128,547 15,270,098
Seer, Inc., Class A
(a)
................. 46,208 197,308
SomaLogic, Inc., Class A
(a)
............ 148,192 342,324
Sotera Health Co.
(a)(b)
................ 110,852 2,088,452
Standard BioTools, Inc.
(a)(b)
............. 62,679 120,970
Syneos Health, Inc., Class A
(a)
.......... 107,418 4,526,595
Thermo Fisher Scientific, Inc. ........... 395,829 206,523,781
Waters Corp.
(a)(b)
................... 60,741 16,189,906
West Pharmaceutical Services, Inc. ...... 75,938 29,044,007
665,622,253
Machinery — 2.0%
3D Systems Corp.
(a)(b)
................ 150,897 1,498,407
AGCO Corp. ...................... 63,324 8,322,040
AgEagle Aerial Systems, Inc.
(a)(b)
......... 104,160 23,957
Alamo Group, Inc. .................. 10,480 1,927,377
Albany International Corp., Class A ....... 35,388 3,300,993
Allison Transmission Holdings, Inc. ....... 92,754 5,236,891
Astec Industries, Inc. ................ 22,290 1,012,858
Barnes Group, Inc. .................. 62,718 2,646,072
Blue Bird Corp.
(a)(b)
.................. 23,765 534,237
Caterpillar, Inc. .................... 528,664 130,077,777

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Chart Industries, Inc.
(a)(b)
.............. 42,728 $ 6,827,507
CIRCOR International, Inc.
(a)
........... 18,914 1,067,695
Columbus McKinnon Corp. ............ 36,642 1,489,497
Crane Co. ........................ 48,627 4,333,638
Crane NXT Co. .................... 48,627 2,744,508
Cummins, Inc. ..................... 144,558 35,439,839
Deere & Co. ...................... 276,509 112,038,682
Desktop Metal, Inc., Class A
(a)(b)
......... 334,334 591,771
Donaldson Co., Inc. ................. 125,956 7,873,510
Douglas Dynamics, Inc. .............. 26,082 779,330
Dover Corp. ...................... 142,300 21,010,595
Energy Recovery, Inc.
(a)(b)
............. 65,268 1,824,241
Enerpac Tool Group Corp., Class A ....... 58,030 1,566,810
EnPro Industries, Inc. ................ 22,124 2,954,218
Esab Corp. ....................... 52,505 3,493,683
ESCO Technologies, Inc. ............. 27,395 2,838,944
Federal Signal Corp. ................ 63,364 4,057,197
Flowserve Corp. ................... 139,047 5,165,596
Fortive Corp. ...................... 362,713 27,120,051
Franklin Electric Co., Inc. ............. 38,993 4,012,380
FreightCar America, Inc.
(a)
............. 9,883 29,451
Gates Industrial Corp. plc
(a)
............ 129,173 1,741,252
Gorman-Rupp Co. (The) .............. 18,356 529,203
Graco, Inc. ....................... 171,942 14,847,192
Graham Corp.
(a)
.................... 10,368 137,687
Greenbrier Cos., Inc. (The) ............ 36,105 1,556,125
Helios Technologies, Inc. .............. 36,648 2,422,066
Hillenbrand, Inc. ................... 73,757 3,782,259
Hillman Solutions Corp.
(a)
............. 182,982 1,648,668
Hydrofarm Holdings Group, Inc.
(a)(b)
....... 35,914 28,085
Hyliion Holdings Corp., Class A
(a)(b)
....... 113,104 188,884
Hyster-Yale Materials Handling, Inc. ...... 9,192 513,281
Hyzon Motors, Inc., Class A
(a)(b)
......... 92,258 88,429
IDEX Corp. ....................... 77,205 16,619,148
Illinois Tool Works, Inc. ............... 282,025 70,551,374
Ingersoll Rand, Inc. ................. 416,270 27,207,407
ITT, Inc. ......................... 84,222 7,850,333
John Bean Technologies Corp.
(b)
......... 33,990 4,122,987
Kadant, Inc. ...................... 13,297 2,953,264
Kennametal, Inc. ................... 82,678 2,347,228
Lincoln Electric Holdings, Inc. .......... 58,632 11,646,074
Lindsay Corp. ..................... 12,921 1,541,992
LiqTech International, Inc.
(a)(b)
........... 1,452 4,704
Luxfer Holdings plc ................. 48,771 694,011
Manitowoc Co., Inc. (The)
(a)(b)
........... 44,681 841,343
Markforged Holding Corp.
(a)
............ 117 142
Microvast Holdings, Inc.
(a)(b)
............ 201,661 322,658
Middleby Corp. (The)
(a)
............... 55,475 8,200,869
Miller Industries, Inc. ................ 11,232 398,399
Mueller Industries, Inc. ............... 57,059 4,980,110
Mueller Water Products, Inc., Class A ..... 164,056 2,662,629
Nikola Corp.
(a)(b)
.................... 529,604 730,854
NN, Inc.
(a)(b)
....................... 29,766 71,141
Nordson Corp. ..................... 54,592 13,548,643
Omega Flex, Inc.
(b)
.................. 4,963 515,060
Oshkosh Corp. .................... 67,401 5,836,253
Otis Worldwide Corp. ................ 423,080 37,658,351
PACCAR, Inc. ..................... 534,932 44,747,062
Parker-Hannifin Corp. ................ 131,274 51,202,111
Pentair plc ....................... 168,088 10,858,485
Proterra, Inc.
(a)(b)
................... 179,968 215,962
Proto Labs, Inc.
(a)(b)
.................. 27,255 952,835
RBC Bearings, Inc.
(a)(b)
............... 29,878 6,497,569
REV Group, Inc. ................... 25,467 337,692
Shyft Group, Inc. (The) ............... 36,313 801,065
Security
Shares
Shares Value
Machinery (continued)
Snap-on, Inc. ..................... 53,654 $ 15,462,546
SPX Technologies, Inc.
(a)
.............. 46,075 3,914,993
Standex International Corp. ............ 14,207 2,009,864
Stanley Black & Decker, Inc. ........... 157,475 14,756,982
Symbotic, Inc., Class A
(a)(b)
............. 16,259 696,048
Taylor Devices, Inc.
(a)(b)
............... 702 18,252
Tennant Co. ...................... 19,434 1,576,292
Terex Corp. ....................... 68,716 4,111,278
Timken Co. (The) ................... 66,612 6,096,996
Titan International, Inc.
(a)
.............. 45,531 522,696
Toro Co. (The) ..................... 106,120 10,787,098
Trinity Industries, Inc. ................ 91,232 2,345,575
Twin Disc, Inc.
(a)
.................... 9,240 104,042
Wabash National Corp. ............... 48,496 1,243,437
Watts Water Technologies, Inc., Class A .... 27,469 5,046,879
Westinghouse Air Brake Technologies Corp. . 183,173 20,088,583
Xylem, Inc. ....................... 245,273 27,622,645
882,644,844
Marine Transportation — 0.0%
Eagle Bulk Shipping, Inc. ............. 10,240 491,930
Genco Shipping & Trading Ltd. .......... 50,697 711,279
Kirby Corp.
(a)
...................... 62,610 4,817,839
Matson, Inc. ...................... 38,180 2,967,731
8,988,779
Media — 0.8%
Altice USA, Inc., Class A
(a)(b)
............ 222,019 670,497
AMC Networks, Inc., Class A
(a)
.......... 33,124 395,832
Boston Omaha Corp., Class A
(a)
......... 20,934 393,978
Cable One, Inc. .................... 4,971 3,266,345
Cardlytics, Inc.
(a)
................... 38,282 241,942
Charter Communications, Inc., Class A
(a)(b)
.. 106,720 39,205,726
Clear Channel Outdoor Holdings, Inc.
(a)(b)
... 426,051 583,690
Comcast Corp., Class A .............. 4,269,180 177,384,429
comScore, Inc.
(a)(b)
.................. 47,221 38,249
Cumulus Media, Inc., Class A
(a)
......... 45 185
Daily Journal Corp.
(a)
................ 3,356 970,824
DallasNews Corp. .................. 5,147 20,022
DISH Network Corp., Class A
(a)(b)
........ 255,866 1,686,157
Entravision Communications Corp., Class A . 55,032 241,590
EW Scripps Co. (The), Class A, NVS
(a)
.... 54,263 496,506
Fox Corp., Class A, NVS .............. 281,560 9,573,040
Fox Corp., Class B .................. 136,739 4,360,607
Gannett Co., Inc.
(a)(b)
................. 144,972 326,187
Gray Television, Inc. ................. 84,490 665,781
iHeartMedia, Inc., Class A
(a)
............ 112,612 409,908
Integral Ad Science Holding Corp.
(a)
...... 50,210 902,776
Interpublic Group of Cos., Inc. (The) ...... 396,436 15,294,501
John Wiley & Sons, Inc., Class A ........ 45,692 1,554,899
Liberty Broadband Corp., Class A
(a)
....... 18,327 1,461,211
Liberty Broadband Corp., Class C, NVS
(a)(b)
. 121,916 9,766,691
Liberty Media Corp.-Liberty SiriusXM, Class A
(a)
(b)
........................... 76,036 2,494,741
Liberty Media Corp.-Liberty SiriusXM, Class C,
NVS
(a)
........................ 161,410 5,282,949
Magnite, Inc.
(a)(b)
.................... 128,138 1,749,084
Marchex, Inc., Class B
(a)
.............. 27,555 58,417
Mediaco Holding, Inc., Class A
(a)
......... 858 970
New York Times Co. (The), Class A ....... 172,358 6,787,458
News Corp., Class A, NVS ............ 390,008 7,605,156
News Corp., Class B ................ 117,936 2,325,698
Nexstar Media Group, Inc. ............. 36,368 6,057,090
Omnicom Group, Inc. ................ 205,108 19,516,026
Paramount Global, Class B, NVS ........ 538,227 8,563,192

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
PubMatic, Inc., Class A
(a)(b)
............. 47,998 $ 877,403
Quotient Technology, Inc.
(a)
............ 114,909 441,251
Saga Communications, Inc., Class A ...... 9 192
Scholastic Corp., NVS ............... 31,139 1,210,996
Sinclair, Inc., Class A
(b)
............... 44,800 619,136
Sirius XM Holdings, Inc.
(b)
............. 713,616 3,232,680
Stagwell, Inc., Class A
(a)(b)
............. 113,595 819,020
TechTarget, Inc.
(a)(b)
................. 28,507 887,423
TEGNA, Inc. ...................... 240,046 3,898,347
Thryv Holdings, Inc.
(a)(b)
............... 31,494 774,752
Trade Desk, Inc. (The), Class A
(a)(b)
....... 455,419 35,167,455
Urban One, Inc., Class A
(a)
............. 233 1,396
WideOpenWest, Inc.
(a)(b)
.............. 71,767 605,713
378,888,118
Metals & Mining — 0.5%
5E Advanced Materials, Inc.
(a)(b)
......... 36 118
Alcoa Corp. ....................... 183,951 6,241,458
Alpha Metallurgical Resources, Inc. ...... 13,343 2,193,056
Ampco-Pittsburgh Corp.
(a)(b)
............ 9,082 28,881
Arconic Corp.
(a)
.................... 103,888 3,073,007
ATI, Inc.
(a)(b)
....................... 134,864 5,965,035
Carpenter Technology Corp. ........... 52,351 2,938,462
Century Aluminum Co.
(a)(b)
............. 55,957 487,945
Cleveland-Cliffs, Inc.
(a)
............... 524,561 8,791,642
Coeur Mining, Inc.
(a)(b)
................ 364,635 1,035,563
Commercial Metals Co. ............... 119,558 6,295,924
Compass Minerals International, Inc. ...... 37,038 1,259,292
Freeport-McMoRan, Inc. .............. 1,470,070 58,802,800
Gatos Silver, Inc.
(a)(b)
................. 50,153 189,578
Gold Resource Corp. ................ 69,792 43,969
Golden Minerals Co.
(a)(b)
.............. 3,703 5,999
Haynes International, Inc. ............. 10,841 550,940
Hecla Mining Co.
(b)
.................. 594,326 3,060,779
Hycroft Mining Holding Corp., Class A
(a)(b)
... 83,406 24,630
Kaiser Aluminum Corp. ............... 19,014 1,362,163
Materion Corp. .................... 22,248 2,540,722
McEwen Mining, Inc.
(a)(b)
.............. 31,260 224,759
MP Materials Corp., Class A
(a)(b)
......... 95,073 2,175,270
Newmont Corp. .................... 816,127 34,815,978
Nucor Corp. ...................... 257,561 42,234,853
Olympic Steel, Inc. .................. 9,692 474,908
Paramount Gold Nevada Corp.
(a)
........ 153 48
Piedmont Lithium, Inc.
(a)(b)
............. 17,654 1,018,812
Ramaco Resources, Inc., Class A
(b)
....... 31,373 264,788
Ramaco Resources, Inc., Class B, NVS
(a)
.. 6,271 66,535
Reliance Steel & Aluminum Co. ......... 59,771 16,233,206
Royal Gold, Inc. .................... 66,558 7,639,527
Ryerson Holding Corp. ............... 17,592 763,141
Schnitzer Steel Industries, Inc., Class A .... 27,314 819,147
Solitario Zinc Corp.
(a)(b)
............... 36,416 20,939
Steel Dynamics, Inc. ................. 163,236 17,781,298
SunCoke Energy, Inc. ................ 100,791 793,225
TimkenSteel Corp.
(a)
................. 36,791 793,582
United States Antimony Corp.
(a)
......... 72,638 22,859
United States Steel Corp.
(b)
............ 234,138 5,855,791
Warrior Met Coal, Inc. ................ 55,216 2,150,663
Worthington Industries, Inc. ............ 32,189 2,236,170
241,277,462
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AG Mortgage Investment Trust, Inc. ...... 18,328 112,167
AGNC Investment Corp. .............. 606,361 6,142,437
Annaly Capital Management, Inc. ........ 574,726 11,500,267
Apollo Commercial Real Estate Finance, Inc. 130,454 1,476,739
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Arbor Realty Trust, Inc.
(b)
.............. 190,696 $ 2,826,115
Ares Commercial Real Estate Corp. ...... 55,277 561,062
Arlington Asset Investment Corp., Class A
(a)
. 48,089 222,652
ARMOUR Residential REIT, Inc. ......... 219,467 1,169,759
Blackstone Mortgage Trust, Inc., Class A ... 172,595 3,591,702
BrightSpire Capital, Inc., Class A ........ 118,128 795,001
Cherry Hill Mortgage Investment Corp. .... 17,368 83,887
Chimera Investment Corp. ............. 259,500 1,497,315
Claros Mortgage Trust, Inc. ............ 123,843 1,404,380
Dynex Capital, Inc. .................. 47,473 597,685
Ellington Financial, Inc. ............... 69,690 961,722
Ellington Residential Mortgage REIT ...... 11,260 81,185
Franklin BSP Realty Trust, Inc. .......... 91,970 1,302,295
Granite Point Mortgage Trust, Inc. ....... 49,455 262,112
Great Ajax Corp. ................... 20,616 126,376
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. .................... 107,428 2,685,700
Invesco Mortgage Capital, Inc. .......... 59,296 680,125
KKR Real Estate Finance Trust, Inc. ...... 66,640 811,009
Ladder Capital Corp., Class A .......... 114,994 1,247,685
Manhattan Bridge Capital, Inc. .......... 879 4,439
MFA Financial, Inc. .................. 97,123 1,091,663
New York Mortgage Trust, Inc. .......... 94,701 939,434
Orchid Island Capital, Inc. ............. 58,377 604,202
PennyMac Mortgage Investment Trust ..... 88,734 1,196,134
Ready Capital Corp. ................. 163,702 1,846,559
Redwood Trust, Inc. ................. 111,958 713,172
Rithm Capital Corp. ................. 482,264 4,509,168
Starwood Property Trust, Inc. ........... 323,005 6,266,297
TPG RE Finance Trust, Inc. ............ 71,218 527,725
Two Harbors Investment Corp. .......... 109,328 1,517,473
Western Asset Mortgage Capital Corp. .... 5,072 44,989
59,400,632
Multi-Utilities — 0.6%
Ameren Corp. ..................... 266,637 21,776,244
Avista Corp. ...................... 69,253 2,719,565
Black Hills Corp. ................... 66,778 4,024,042
CenterPoint Energy, Inc. .............. 644,614 18,790,498
CMS Energy Corp. .................. 300,289 17,641,979
Consolidated Edison, Inc. ............. 357,191 32,290,066
Dominion Energy, Inc. ................ 856,875 44,377,556
DTE Energy Co. ................... 209,015 22,995,830
NiSource, Inc. ..................... 427,376 11,688,734
NorthWestern Corp. ................. 60,794 3,450,668
Public Service Enterprise Group, Inc. ..... 510,201 31,943,685
Sempra Energy .................... 322,082 46,891,918
Unitil Corp. ....................... 16,203 821,654
WEC Energy Group, Inc. .............. 323,362 28,533,463
287,945,902
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc. ...... 161,295 18,305,370
Boston Properties, Inc. ............... 145,941 8,404,742
Brandywine Realty Trust .............. 180,787 840,660
City Office REIT, Inc. ................ 64,400 358,708
Corporate Office Properties Trust ........ 115,876 2,752,055
Cousins Properties, Inc. .............. 157,584 3,592,915
Douglas Emmett, Inc. ................ 171,842 2,160,054
Easterly Government Properties, Inc. ..... 92,779 1,345,296
Equity Commonwealth ............... 111,386 2,256,680
Highwoods Properties, Inc. ............ 109,496 2,618,049
Hudson Pacific Properties, Inc. .......... 154,787 653,201
JBG SMITH Properties ............... 119,606 1,798,874
Kilroy Realty Corp. .................. 110,130 3,313,812

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Office REITs (continued)
Office Properties Income Trust .......... 47,028 $ 362,116
Orion Office REIT, Inc. ............... 55,597 367,496
Paramount Group, Inc. ............... 193,002 854,999
Peakstone Realty Trust, Class E, NVS
(b)
... 80,286 2,241,585
Piedmont Office Realty Trust, Inc., Class A .. 126,169 917,249
Postal Realty Trust, Inc., Class A ........ 46,682 686,692
SL Green Realty Corp.
(b)
.............. 70,750 2,126,037
Vornado Realty Trust ................ 165,616 3,004,274
58,960,864
Oil, Gas & Consumable Fuels — 3.7%
Aemetis, Inc.
(a)(b)
................... 40,257 295,084
Amplify Energy Corp.
(a)
............... 41,540 281,226
Antero Midstream Corp. .............. 340,526 3,950,102
Antero Resources Corp.
(a)
............. 288,639 6,647,356
APA Corp. ....................... 315,422 10,777,970
Arch Resources, Inc., Class A .......... 19,301 2,176,381
Barnwell Industries, Inc. .............. 9 23
Berry Corp. ....................... 78,768 541,924
California Resources Corp. ............ 72,133 3,266,904
Callon Petroleum Co.
(a)
............... 55,637 1,951,190
Camber Energy, Inc.
(a)
............... 1 1
Cheniere Energy, Inc. ................ 248,766 37,901,988
Chesapeake Energy Corp.
(b)
........... 109,093 9,128,902
Chevron Corp. ..................... 1,787,447 281,254,785
Chord Energy Corp. ................. 43,040 6,619,552
Civitas Resources, Inc. ............... 51,369 3,563,467
Clean Energy Fuels Corp.
(a)(b)
........... 233,591 1,158,611
CNX Resources Corp.
(a)(b)
............. 172,149 3,050,480
Comstock Resources, Inc. ............. 94,948 1,101,397
ConocoPhillips .................... 1,249,479 129,458,519
CONSOL Energy, Inc. ................ 33,110 2,245,189
Coterra Energy, Inc. ................. 774,427 19,593,003
Crescent Energy, Inc., Class A .......... 38,155 397,575
CVR Energy, Inc. ................... 27,330 818,807
Delek US Holdings, Inc. .............. 74,397 1,781,808
Denbury, Inc.
(a)
.................... 51,767 4,465,421
Devon Energy Corp. ................. 657,939 31,804,771
Diamondback Energy, Inc. ............. 185,378 24,351,254
Dorian LPG Ltd. .................... 33,515 859,660
DT Midstream, Inc. .................. 99,898 4,951,944
Earthstone Energy, Inc., Class A
(a)(b)
...... 35,775 511,225
Enviva, Inc. ....................... 36,204 392,813
EOG Resources, Inc. ................ 619,565 70,903,019
EQT Corp. ....................... 370,901 15,255,158
Equitrans Midstream Corp. ............ 444,356 4,248,043
Evolution Petroleum Corp. ............. 30,873 249,145
Excelerate Energy, Inc., Class A ......... 21,682 440,795
Exxon Mobil Corp. .................. 4,146,349 444,695,930
Gevo, Inc.
(a)(b)
..................... 326,080 495,642
Green Plains, Inc.
(a)(b)
................ 22,860 737,006
Gulfport Energy Corp.
(a)
.............. 11,432 1,201,160
Hallador Energy Co.
(a)
................ 20,765 177,956
Harvest Natural Resources, Inc., NVS
(a)(d)
... 8,626 —
Hess Corp. ....................... 283,122 38,490,436
HF Sinclair Corp. ................... 134,358 5,993,710
HighPeak Energy, Inc.
(b)
.............. 17,886 194,600
Houston American Energy Corp.
(a)
....... 18 38
International Seaways, Inc. ............ 41,203 1,575,603
Kinder Morgan, Inc. ................. 2,023,908 34,851,696
Kinetik Holdings, Inc., Class A .......... 21,004 738,081
Kosmos Energy Ltd.
(a)(b)
............... 480,929 2,880,765
Lightbridge Corp.
(a)(b)
................. 12,109 70,474
Magnolia Oil & Gas Corp., Class A ....... 165,491 3,458,762
Marathon Oil Corp. .................. 632,406 14,557,986
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp. ............ 434,493 $ 50,661,884
Matador Resources Co. .............. 114,338 5,982,164
Murphy Oil Corp. ................... 151,366 5,797,318
NACCO Industries, Inc., Class A ......... 9,735 337,415
New Fortress Energy, Inc., Class A ....... 50,926 1,363,798
NextDecade Corp.
(a)
................. 72,999 599,322
Northern Oil and Gas, Inc. ............. 83,936 2,880,683
Occidental Petroleum Corp. ............ 736,637 43,314,256
ONEOK, Inc. ...................... 460,580 28,426,998
Overseas Shipholding Group, Inc., Class A
(a)(b)
113,430 473,003
Ovintiv, Inc. ....................... 251,149 9,561,242
Par Pacific Holdings, Inc.
(a)
............ 63,778 1,697,133
PBF Energy, Inc., Class A ............. 111,268 4,555,312
PDC Energy, Inc. ................... 88,242 6,277,536
Peabody Energy Corp. ............... 119,427 2,586,789
Permian Resources Corp., Class A ....... 239,588 2,625,884
Phillips 66 ........................ 469,449 44,776,046
Pioneer Natural Resources Co. ......... 239,550 49,629,969
Range Resources Corp. .............. 251,341 7,389,425
REX American Resources Corp.
(a)
....... 20,209 703,475
SandRidge Energy, Inc. .............. 25,931 395,448
SilverBow Resources, Inc.
(a)(b)
.......... 19,187 558,725
Sitio Royalties Corp., Class A ........... 80,519 2,115,234
SM Energy Co. .................... 126,970 4,016,061
Southwestern Energy Co.
(a)
............ 1,121,512 6,740,287
Talos Energy, Inc.
(a)(b)
................ 110,460 1,532,080
Targa Resources Corp. ............... 230,597 17,548,432
Tellurian, Inc.
(a)(b)
................... 605,674 854,000
Texas Pacific Land Corp. .............. 6,276 8,262,354
Uranium Energy Corp.
(a)(b)
............. 396,478 1,348,025
US Energy Corp. ................... 18 26
VAALCO Energy, Inc. ................ 142,006 533,943
Valero Energy Corp. ................. 370,528 43,462,934
Vertex Energy, Inc.
(a)
................. 86,992 543,700
Vital Energy, Inc.
(a)
.................. 18,142 819,111
Vitesse Energy, Inc. ................. 22,104 495,130
W&T Offshore, Inc.
(a)(b)
............... 142,858 552,860
Williams Cos., Inc. (The) .............. 1,248,820 40,748,997
World Kinect Corp. .................. 74,023 1,530,796
1,638,213,132
Paper & Forest Products — 0.0%
Clearwater Paper Corp.
(a)
............. 18,183 569,491
Louisiana-Pacific Corp. ............... 72,332 5,423,453
Mercer International, Inc. .............. 66,980 540,529
Sylvamo Corp. .................... 36,342 1,470,034
8,003,507
Passenger Airlines — 0.2%
Alaska Air Group, Inc.
(a)
............... 131,912 7,015,080
Allegiant Travel Co.
(a)
................ 16,614 2,098,016
American Airlines Group, Inc.
(a)(b)
........ 669,331 12,007,798
Blade Air Mobility, Inc., Class A
(a)(b)
....... 79,357 312,667
Delta Air Lines, Inc.
(a)
................ 656,689 31,218,995
Frontier Group Holdings, Inc.
(a)(b)
......... 49,828 481,837
Hawaiian Holdings, Inc.
(a)(b)
............ 66,620 717,497
JetBlue Airways Corp.
(a)
.............. 331,358 2,935,832
Joby Aviation, Inc., Class A
(a)(b)
.......... 354,455 3,636,708
SkyWest, Inc.
(a)(b)
................... 47,135 1,919,337
Southwest Airlines Co. ............... 608,581 22,036,718
Spirit Airlines, Inc. .................. 111,053 1,905,670
Sun Country Airlines Holdings, Inc.
(a)
...... 38,489 865,233
United Airlines Holdings, Inc.
(a)
.......... 336,686 18,473,961
Wheels Up Experience, Inc.
(a)(b)
......... 19 22
105,625,371

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products — 0.2%
Beauty Health Co. (The), Class A
(a)(b)
...... 107,686 $ 901,332
BellRing Brands, Inc.
(a)(b)
.............. 135,448 4,957,397
Coty, Inc., Class A
(a)(b)
................ 373,039 4,584,649
Edgewell Personal Care Co. ........... 55,245 2,282,171
elf Beauty, Inc.
(a)
................... 51,436 5,875,534
Estee Lauder Cos., Inc. (The), Class A .... 238,071 46,752,383
Herbalife Ltd.
(a)(b)
................... 109,931 1,455,486
Honest Co., Inc. (The)
(a)(b)
............. 49,682 83,466
Inter Parfums, Inc. .................. 18,115 2,449,692
Mannatech, Inc. .................... 256 3,187
Medifast, Inc. ..................... 12,238 1,127,854
Natural Alternatives International, Inc.
(a)
.... 880 6,530
Nature's Sunshine Products, Inc.
(a)
....... 9,113 124,392
Nu Skin Enterprises, Inc., Class A ........ 55,158 1,831,246
Olaplex Holdings, Inc.
(a)(b)
............. 128,072 476,428
United-Guardian, Inc. ................ 18 153
USANA Health Sciences, Inc.
(a)
......... 11,431 720,610
Veru, Inc.
(a)(b)
...................... 52,630 62,630
73,695,140
Pharmaceuticals — 3.7%
9 Meters Biopharma, Inc.
(a)(b)
........... 4,848 3,258
AcelRx Pharmaceuticals, Inc.
(a)(b)
........ 9 10
Acer Therapeutics, Inc.
(a)
.............. 18 17
Aclaris Therapeutics, Inc.
(a)(b)
........... 58,235 603,897
Adamis Pharmaceuticals Corp.
(a)(b)
....... 795 1,900
Agile Therapeutics, Inc.
(a)
............. 295 870
Amphastar Pharmaceuticals, Inc.
(a)
....... 39,142 2,249,491
Amylyx Pharmaceuticals, Inc.
(a)(b)
........ 40,486 873,283
ANI Pharmaceuticals, Inc.
(a)
............ 12,391 667,007
Aquestive Therapeutics, Inc.
(a)(b)
......... 9,502 15,678
Arvinas, Inc.
(a)
..................... 48,346 1,199,948
Assertio Holdings, Inc.
(a)(b)
............. 64,824 351,346
Atea Pharmaceuticals, Inc.
(a)
........... 116,116 434,274
Athira Pharma, Inc.
(a)
................ 45 133
Avenue Therapeutics, Inc.
(a)(b)
........... 513 590
Axsome Therapeutics, Inc.
(a)(b)
.......... 35,142 2,525,304
Aytu BioPharma, Inc.
(a)(b)
.............. 1,266 2,026
Baudax Bio, Inc.
(a)
.................. 2 2
Bristol-Myers Squibb Co. .............. 2,159,163 138,078,474
Cara Therapeutics, Inc.
(a)
............. 59,529 168,467
Cassava Sciences, Inc.
(a)(b)
............ 43,030 1,055,096
Catalent, Inc.
(a)(b)
................... 183,064 7,937,655
cbdMD, Inc.
(a)(b)
.................... 3 4
Citius Pharmaceuticals, Inc.
(a)(b)
......... 265,273 318,328
Clearside Biomedical, Inc.
(a)(b)
........... 44,548 49,894
Collegium Pharmaceutical, Inc.
(a)(b)
....... 35,911 771,727
Corcept Therapeutics, Inc.
(a)
........... 97,403 2,167,217
CorMedix, Inc.
(a)(b)
.................. 34,451 136,598
Cumberland Pharmaceuticals, Inc.
(a)
...... 9 13
Cymabay Therapeutics, Inc.
(a)(b)
......... 109,082 1,194,448
Dare Bioscience, Inc.
(a)(b)
.............. 99 90
DICE Therapeutics, Inc.
(a)
............. 37,822 1,757,210
Durect Corp.
(a)(b)
.................... 13,977 69,186
Edgewise Therapeutics, Inc.
(a)
.......... 40,978 317,579
Elanco Animal Health, Inc.
(a)
............ 484,948 4,878,577
Eli Lilly & Co. ..................... 808,253 379,054,492
Eloxx Pharmaceuticals, Inc.
(a)(b)
......... 1,131 4,399
Esperion Therapeutics, Inc.
(a)(b)
.......... 66,394 92,288
Eton Pharmaceuticals, Inc.
(a)(b)
.......... 10,734 37,462
Evoke Pharma, Inc.
(a)
................ 9 15
Evolus, Inc.
(a)(b)
.................... 58,303 423,863
Eyenovia, Inc.
(a)
.................... 10,954 25,961
EyePoint Pharmaceuticals, Inc.
(a)(b)
....... 28,537 248,272
Fulcrum Therapeutics, Inc.
(a)(b)
.......... 38,228 126,152
Security
Shares
Shares Value
Pharmaceuticals (continued)
Harmony Biosciences Holdings, Inc.
(a)(b)
.... 30,205 $ 1,062,914
Harrow Health, Inc.
(a)(b)
............... 29,840 568,154
Hepion Pharmaceuticals, Inc.
(a)(b)
........ 2,798 29,379
Hoth Therapeutics, Inc.
(a)
.............. 1 3
Innoviva, Inc.
(a)(b)
................... 67,718 862,050
Intra-Cellular Therapies, Inc.
(a)(b)
......... 92,476 5,855,580
Jaguar Health, Inc.
(a)
................. 9 5
Jazz Pharmaceuticals plc
(a)
............ 65,547 8,125,862
Johnson & Johnson ................. 2,668,358 441,666,616
Kala Pharmaceuticals, Inc.
(a)(b)
.......... 9 131
Kiora Pharmaceuticals, Inc.
(a)
........... 1 1
Ligand Pharmaceuticals, Inc.
(a)(b)
......... 18,795 1,355,119
Lipocine, Inc.
(a)
.................... 7 35
Liquidia Corp.
(a)(b)
................... 48,325 379,351
Marinus Pharmaceuticals, Inc.
(a)(b)
........ 59,685 648,179
Merck & Co., Inc. ................... 2,603,048 300,365,709
MyMD Pharmaceuticals, Inc.
(a)(b)
......... 2 3
Nektar Therapeutics
(a)
................ 181,158 104,202
NGM Biopharmaceuticals, Inc.
(a)
......... 54 140
NovaBay Pharmaceuticals, Inc.
(a)
........ 20 15
Novan, Inc.
(a)(b)
..................... 15,336 6,594
Nuvation Bio, Inc., Class A
(a)(b)
.......... 139,007 250,213
Ocular Therapeutix, Inc.
(a)(b)
............ 81,299 419,503
Ocuphire Pharma, Inc.
(a)(b)
............. 27 117
Omeros Corp.
(a)(b)
................... 56,491 307,311
Onconova Therapeutics, Inc.
(a)(b)
......... 3 3
Organon & Co. .................... 257,585 5,360,344
Pacira BioSciences, Inc.
(a)
............. 46,499 1,863,215
Paratek Pharmaceuticals, Inc.
(a)
......... 115,052 254,265
Perrigo Co. plc .................... 139,024 4,719,865
Pfizer, Inc. ....................... 5,793,079 212,490,138
Phathom Pharmaceuticals, Inc.
(a)(b)
....... 30,811 441,213
Phibro Animal Health Corp., Class A ...... 27,045 370,516
Pliant Therapeutics, Inc.
(a)(b)
............ 44,640 808,877
Prestige Consumer Healthcare, Inc.
(a)
..... 54,755 3,254,090
ProPhase Labs, Inc.
(a)
................ 22,548 163,698
Pulmatrix, Inc.
(a)
.................... 1 3
Reata Pharmaceuticals, Inc., Class A
(a)(b)
... 30,254 3,084,698
Relmada Therapeutics, Inc.
(a)
........... 22,309 54,880
Revance Therapeutics, Inc.
(a)(b)
.......... 83,732 2,119,257
Royalty Pharma plc, Class A ........... 392,337 12,060,439
RVL Pharmaceuticals plc
(a)
............ 12,502 7,002
Scilex Holding Co.(Acquired 01/06/23, cost
$526,994)
(a)(b)(f)
.................. 50,286 275,190
scPharmaceuticals, Inc.
(a)(b)
............ 21,111 215,121
SCYNEXIS, Inc.
(a)
.................. 45 133
Seelos Therapeutics, Inc.
(a)
............ 117 140
SIGA Technologies, Inc. .............. 40,713 205,601
Societal CDMO, Inc.
(a)(b)
.............. 18,676 20,544
Sonoma Pharmaceuticals, Inc.
(a)
......... 609 664
Supernus Pharmaceuticals, Inc.
(a)
........ 54,393 1,635,053
Terns Pharmaceuticals, Inc.
(a)(b)
......... 51,228 448,245
TFF Pharmaceuticals, Inc.
(a)
............ 17,830 8,380
Theravance Biopharma, Inc.
(a)(b)
......... 53,087 549,450
Titan Pharmaceuticals, Inc.
(a)
........... 60 39
Trevi Therapeutics, Inc.
(a)
............. 6,446 15,406
Ventyx Biosciences, Inc.
(a)(b)
............ 28,207 925,190
Viatris, Inc. ....................... 1,233,853 12,313,853
VYNE Therapeutics, Inc.
(a)(b)
............ 4,103 16,658
WaVe Life Sciences Ltd.
(a)
............. 59,490 216,544
Xeris Biopharma Holdings, Inc.
(a)
........ 130,594 342,156
Zevra Therapeutics, Inc.
(a)(b)
............ 58,479 298,243
Zoetis, Inc., Class A ................. 474,663 81,741,715

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Zynerba Pharmaceuticals, Inc.
(a)
......... 34,016 $ 11,089
1,656,141,604
Professional Services — 1.1%
Alight, Inc., Class A
(a)
................ 343,592 3,174,790
ASGN, Inc.
(a)
...................... 52,690 3,984,945
Asure Software, Inc.
(a)(b)
............... 24,364 296,266
Automatic Data Processing, Inc. ......... 423,922 93,173,816
Barrett Business Services, Inc. .......... 8,862 772,766
BGSF, Inc. ....................... 24,806 236,401
Booz Allen Hamilton Holding Corp. ....... 135,761 15,150,928
Broadridge Financial Solutions, Inc. ...... 121,457 20,116,923
CACI International, Inc., Class A
(a)
....... 23,177 7,899,649
CBIZ, Inc.
(a)(b)
...................... 50,734 2,703,108
Ceridian HCM Holding, Inc.
(a)(b)
.......... 161,182 10,794,359
Clarivate plc
(a)(b)
.................... 456,506 4,350,502
Concentrix Corp. ................... 43,235 3,491,226
Conduent, Inc.
(a)(b)
.................. 181,525 617,185
CoStar Group, Inc.
(a)
................. 419,506 37,336,034
CRA International, Inc. ............... 9,108 929,016
CSG Systems International, Inc. ......... 30,872 1,628,189
Dun & Bradstreet Holdings, Inc. ......... 221,707 2,565,150
Equifax, Inc. ...................... 125,382 29,502,385
Exela Technologies, Inc.
(a)(b)
............ 29,275 136,129
ExlService Holdings, Inc.
(a)
............ 34,005 5,136,795
Exponent, Inc. ..................... 52,168 4,868,318
First Advantage Corp.
(a)(b)
............. 69,212 1,066,557
Forrester Research, Inc.
(a)(b)
............ 10,643 309,605
Franklin Covey Co.
(a)
................ 17,509 764,793
FTI Consulting, Inc.
(a)(b)
............... 35,038 6,664,228
GEE Group, Inc.
(a)(b)
................. 802 411
Genpact Ltd. ...................... 176,953 6,648,124
Heidrick & Struggles International, Inc. .... 18,140 480,166
HireRight Holdings Corp.
(a)(b)
........... 24,251 274,279
Hudson Global, Inc.
(a)(b)
............... 2,027 45,101
Huron Consulting Group, Inc.
(a)
.......... 19,593 1,663,642
ICF International, Inc. ................ 18,373 2,285,418
Insperity, Inc. ...................... 35,992 4,281,608
Jacobs Solutions, Inc. ................ 130,379 15,500,759
KBR, Inc. ........................ 138,098 8,984,656
Kelly Services, Inc., Class A, NVS ....... 27,717 488,096
Kforce, Inc. ....................... 22,411 1,404,273
Korn Ferry ....................... 55,273 2,738,224
Legalzoom.com, Inc.
(a)(b)
.............. 110,192 1,331,119
Leidos Holdings, Inc. ................ 141,615 12,530,095
ManpowerGroup, Inc. ................ 51,986 4,127,688
Maximus, Inc. ..................... 61,437 5,192,041
NV5 Global, Inc.
(a)
.................. 12,769 1,414,422
Paychex, Inc. ..................... 328,471 36,746,051
Paycom Software, Inc. ............... 49,767 15,987,151
Paycor HCM, Inc.
(a)(b)
................ 48,243 1,141,912
Paylocity Holding Corp.
(a)
............. 42,327 7,810,601
Planet Labs PBC, Class A
(a)(b)
........... 186,196 599,551
Red Violet, Inc.
(a)
................... 23,526 483,930
Resources Connection, Inc. ............ 36,576 574,609
Robert Half International, Inc. ........... 110,139 8,284,656
Science Applications International Corp. ... 54,942 6,179,876
SS&C Technologies Holdings, Inc. ....... 226,003 13,695,782
Sterling Check Corp.
(a)
............... 25,196 308,903
TaskUS, Inc., Class A
(a)(b)
.............. 41,398 468,625
TransUnion ....................... 197,971 15,507,068
TriNet Group, Inc.
(a)(b)
................ 35,176 3,340,665
TrueBlue, Inc.
(a)
.................... 37,504 664,196
TTEC Holdings, Inc. ................. 17,733 600,085
Upwork, Inc.
(a)
..................... 120,824 1,128,496
Security
Shares
Shares Value
Professional Services (continued)
Verisk Analytics, Inc. ................. 148,570 $ 33,581,277
Verra Mobility Corp., Class A
(a)
.......... 141,781 2,795,921
Willdan Group, Inc.
(a)(b)
............... 8,868 169,911
477,129,451
Real Estate Management & Development — 0.2%
Altisource Portfolio Solutions SA
(a)
....... 18 103
AMREP Corp.
(a)
.................... 692 12,412
Anywhere Real Estate, Inc.
(a)
........... 116,576 778,728
Avalon GloboCare Corp.
(a)
............. 2,501 3,852
CBRE Group, Inc., Class A
(a)
........... 318,954 25,742,777
Compass, Inc., Class A
(a)(b)
............ 262,331 918,158
Comstock Holding Cos., Inc., Class A
(a)
.... 285 1,194
Cushman & Wakefield plc
(a)
............ 163,287 1,335,688
DigitalBridge Group, Inc., Class A
(b)
....... 151,281 2,225,343
Doma Holdings, Inc.
(a)
................ 7 36
Douglas Elliman, Inc. ................ 115,405 256,199
eXp World Holdings, Inc.
(b)
............. 78,678 1,595,590
Forestar Group, Inc.
(a)
................ 22,546 508,412
FRP Holdings, Inc.
(a)
................. 8,452 486,582
Howard Hughes Corp. (The)
(a)(b)
......... 34,841 2,749,652
InterGroup Corp. (The)
(a)(b)
............. 126 4,496
Jones Lang LaSalle, Inc.
(a)(b)
............ 49,176 7,661,621
JW Mays, Inc.
(a)
.................... 106 4,964
Kennedy-Wilson Holdings, Inc. .......... 136,326 2,226,204
Marcus & Millichap, Inc. .............. 26,791 844,184
Newmark Group, Inc., Class A .......... 161,451 1,004,225
Opendoor Technologies, Inc.
(a)(b)
......... 554,783 2,230,228
RE/MAX Holdings, Inc., Class A ......... 18,469 355,713
Redfin Corp.
(a)(b)
.................... 108,120 1,342,850
RMR Group, Inc. (The), Class A ......... 11,156 258,484
Seritage Growth Properties, Class A
(a)
..... 36,753 327,837
St. Joe Co. (The)
(b)
.................. 39,727 1,920,403
Tejon Ranch Co.
(a)
.................. 13,371 230,115
WeWork, Inc., Class A
(a)(b)
............. 242,002 61,807
Zillow Group, Inc., Class A
(a)
........... 59,156 2,910,475
Zillow Group, Inc., Class C, NVS
(a)(b)
...... 166,135 8,349,945
66,348,277
Residential REITs — 0.4%
ACRE Realty Investors, Inc., NVS
(a)(d)
..... 2,715 —
American Homes 4 Rent, Class A ........ 323,426 11,465,452
Apartment Income REIT Corp. .......... 152,720 5,511,665
Apartment Investment & Management Co.,
Class A ....................... 153,808 1,310,444
AvalonBay Communities, Inc. .......... 145,314 27,503,581
Bluerock Homes Trust, Inc., Class A
(a)
..... 2,821 45,531
Camden Property Trust ............... 110,457 12,025,454
Centerspace ...................... 17,300 1,061,528
Clipper Realty, Inc. .................. 44,569 252,706
Elme Communities .................. 88,874 1,461,088
Equity LifeStyle Properties, Inc. ......... 178,164 11,917,390
Equity Residential .................. 351,773 23,206,465
Essex Property Trust, Inc. ............. 65,600 15,370,080
Independence Realty Trust, Inc. ......... 223,476 4,071,733
Invitation Homes, Inc. ................ 599,775 20,632,260
Mid-America Apartment Communities, Inc. .. 118,736 18,031,249
NexPoint Residential Trust, Inc. ......... 28,953 1,316,782
Sun Communities, Inc. ............... 127,609 16,647,870
UDR, Inc. ........................ 317,966 13,659,819
UMH Properties, Inc. ................ 67,341 1,076,109
Veris Residential, Inc.
(a)
............... 91,512 1,468,768
188,035,974

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs — 0.4%
Acadia Realty Trust ................. 71,655 $ 1,031,116
Agree Realty Corp. ................. 92,858 6,071,985
Alexander's, Inc. ................... 1,605 295,095
Brixmor Property Group, Inc. ........... 303,885 6,685,470
CBL & Associates Properties, Inc. ........ 35,090 773,384
Federal Realty Investment Trust ......... 75,220 7,279,039
Getty Realty Corp. .................. 43,593 1,474,315
InvenTrust Properties Corp. ............ 66,095 1,529,438
Kimco Realty Corp. ................. 629,730 12,418,276
Kite Realty Group Trust ............... 236,216 5,277,065
Macerich Co. (The) ................. 218,835 2,466,271
Necessity Retail REIT, Inc. (The), Class A .. 139,269 941,458
NETSTREIT Corp. .................. 71,654 1,280,457
NNN REIT, Inc. .................... 187,774 8,034,850
Phillips Edison & Co., Inc. ............. 118,630 4,042,910
Realty Income Corp. ................. 687,072 41,080,035
Regency Centers Corp. .............. 158,659 9,800,366
Retail Opportunity Investments Corp. ..... 125,132 1,690,533
RPT Realty ....................... 87,317 912,463
Saul Centers, Inc. .................. 10,456 385,095
Simon Property Group, Inc. ............ 334,543 38,633,026
SITE Centers Corp. ................. 188,119 2,486,933
Spirit Realty Capital, Inc. .............. 141,994 5,591,724
Tanger Factory Outlet Centers, Inc. ....... 114,986 2,537,741
Urban Edge Properties ............... 116,894 1,803,674
Urstadt Biddle Properties, Inc., Class A .... 33,117 704,067
Wheeler REIT, Inc.
(a)
................. 736 453
Whitestone REIT ................... 33,415 324,126
165,551,365
Semiconductors & Semiconductor Equipment — 6.7%
ACM Research, Inc., Class A
(a)(b)
......... 52,780 690,363
Advanced Micro Devices, Inc.
(a)(b)
........ 1,652,332 188,217,138
Aehr Test Systems
(a)(b)
................ 28,222 1,164,158
Allegro MicroSystems, Inc.
(a)(b)
.......... 65,360 2,950,350
Alpha & Omega Semiconductor Ltd.
(a)
..... 27,734 909,675
Ambarella, Inc.
(a)
................... 40,149 3,359,267
Amkor Technology, Inc. ............... 107,593 3,200,892
Amtech Systems, Inc.
(a)
............... 9,306 88,965
Analog Devices, Inc. ................. 518,484 101,005,868
Applied Materials, Inc. ............... 866,351 125,222,374
Atomera, Inc.
(a)(b)
................... 23,603 206,998
Axcelis Technologies, Inc.
(a)(b)
........... 33,397 6,122,672
AXT, Inc.
(a)
....................... 36,413 125,261
Broadcom, Inc. .................... 427,526 370,848,878
CEVA, Inc.
(a)
...................... 30,917 789,929
Cirrus Logic, Inc.
(a)(b)
................. 56,130 4,547,091
Cohu, Inc.
(a)
...................... 48,736 2,025,468
Credo Technology Group Holding Ltd.
(a)(b)
... 94,090 1,631,521
Diodes, Inc.
(a)
..................... 47,690 4,410,848
eMagin Corp.
(a)(b)
................... 131,998 261,356
Enphase Energy, Inc.
(a)(b)
.............. 140,652 23,556,397
Entegris, Inc.
(b)
.................... 153,124 16,969,202
First Solar, Inc.
(a)
................... 102,035 19,395,833
FormFactor, Inc.
(a)
.................. 82,065 2,808,264
GSI Technology, Inc.
(a)
............... 18,429 101,912
Ichor Holdings Ltd.
(a)
................. 30,524 1,144,650
Impinj, Inc.
(a)(b)
..................... 21,908 1,964,052
indie Semiconductor, Inc., Class A
(a)(b)
..... 91,105 856,387
Intel Corp. ....................... 4,279,966 143,122,063
KLA Corp. ........................ 140,541 68,165,196
Kopin Corp.
(a)(b)
.................... 108,790 233,899
Kulicke & Soffa Industries, Inc. .......... 57,884 3,441,204
Lam Research Corp. ................ 137,735 88,544,322
Lattice Semiconductor Corp.
(a)(b)
......... 141,802 13,622,918
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
MACOM Technology Solutions Holdings, Inc.
(a)
(b)
........................... 53,800 $ 3,525,514
Marvell Technology, Inc. .............. 881,710 52,708,624
MaxLinear, Inc.
(a)
................... 78,607 2,480,837
Meta Materials, Inc.
(a)(b)
............... 432 93
Microchip Technology, Inc. ............. 562,558 50,399,571
Micron Technology, Inc. ............... 1,122,945 70,869,059
MKS Instruments, Inc. ............... 58,566 6,330,985
Monolithic Power Systems, Inc. ......... 46,174 24,944,580
Navitas Semiconductor Corp.
(a)(b)
........ 87,308 920,226
NVE Corp. ....................... 6,374 621,083
NVIDIA Corp. ..................... 2,540,235 1,074,570,210
NXP Semiconductors NV
(b)
............ 266,186 54,482,951
ON Semiconductor Corp.
(a)
............ 443,640 41,959,471
Onto Innovation, Inc.
(a)
............... 50,822 5,919,238
PDF Solutions, Inc.
(a)
................ 33,496 1,510,670
Peraso, Inc.
(a)
..................... 293 145
Photronics, Inc.
(a)
................... 61,611 1,588,948
Pixelworks, Inc.
(a)(b)
.................. 27,252 47,146
Power Integrations, Inc. .............. 58,581 5,545,863
Qorvo, Inc.
(a)
...................... 103,166 10,526,027
QUALCOMM, Inc. .................. 1,142,650 136,021,056
QuickLogic Corp.
(a)
.................. 3,444 31,650
Rambus, Inc.
(a)
.................... 111,148 7,132,367
Rigetti Computing, Inc.
(a)
.............. 171 201
Semtech Corp.
(a)
................... 63,048 1,605,202
Silicon Laboratories, Inc.
(a)
............. 32,761 5,167,720
SiTime Corp.
(a)(b)
................... 17,456 2,059,284
Skyworks Solutions, Inc. .............. 162,874 18,028,523
SMART Global Holdings, Inc.
(a)
.......... 50,330 1,460,073
SolarEdge Technologies, Inc.
(a)(b)
........ 58,167 15,649,831
Synaptics, Inc.
(a)
................... 42,103 3,594,754
Teradyne, Inc. ..................... 159,164 17,719,728
Texas Instruments, Inc. ............... 930,079 167,432,822
Trio-Tech International
(a)
.............. 311 1,496
Ultra Clean Holdings, Inc.
(a)
............ 46,278 1,779,852
Universal Display Corp. .............. 45,056 6,493,921
Veeco Instruments, Inc.
(a)
............. 53,022 1,361,605
Wolfspeed, Inc.
(a)(b)
.................. 129,104 7,176,891
3,003,373,588
Software — 10.1%
8x8, Inc.
(a)(b)
....................... 118,643 501,860
A10 Networks, Inc. .................. 71,369 1,041,274
ACI Worldwide, Inc.
(a)
................ 118,256 2,739,992
Adeia, Inc. ....................... 108,154 1,190,776
Adobe, Inc.
(a)
...................... 472,376 230,987,140
Agilysys, Inc.
(a)
.................... 20,632 1,416,180
Akerna Corp.
(a)(b)
................... 605 369
Alarm.com Holdings, Inc.
(a)
............ 55,363 2,861,160
Alkami Technology, Inc.
(a)
............. 37,041 607,102
Altair Engineering, Inc., Class A
(a)(b)
....... 55,368 4,199,109
Alteryx, Inc., Class A
(a)(b)
.............. 63,902 2,901,151
American Software, Inc., Class A ........ 32,795 344,675
Amplitude, Inc., Class A
(a)
............. 71,234 783,574
ANSYS, Inc.
(a)
..................... 88,755 29,313,114
Appfolio, Inc., Class A
(a)
.............. 19,305 3,323,163
Appian Corp., Class A
(a)(b)
............. 43,144 2,053,654
AppLovin Corp., Class A
(a)(b)
............ 130,085 3,347,087
Asana, Inc., Class A
(a)(b)
............... 78,975 1,740,609
Aspen Technology, Inc.
(a)(b)
............. 29,578 4,957,569
Atlassian Corp., Class A
(a)(b)
............ 155,926 26,165,942
AudioEye, Inc.
(a)
.................... 2,856 13,966
Autodesk, Inc.
(a)(b)
................... 219,573 44,926,832
AvePoint, Inc., Class A
(a)(b)
............. 94,049 541,722

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Aware, Inc.
(a)
...................... 18 $ 28
Bentley Systems, Inc., Class B
(b)
......... 204,368 11,082,877
BILL Holdings, Inc.
(a)(b)
................ 98,699 11,532,978
Black Knight, Inc.
(a)
.................. 160,812 9,605,301
Blackbaud, Inc.
(a)
................... 47,536 3,383,613
BlackLine, Inc.
(a)
................... 56,777 3,055,738
Box, Inc., Class A
(a)(b)
................ 149,599 4,395,219
Braze, Inc., Class A
(a)(b)
............... 39,711 1,738,945
BSQUARE Corp.
(a)
.................. 9,461 12,299
C3.ai, Inc., Class A
(a)(b)
............... 91,335 3,327,334
Cadence Design Systems, Inc.
(a)
........ 279,711 65,597,824
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
.. 130,771 1,465,943
Cerence, Inc.
(a)
.................... 43,604 1,274,545
Cleanspark, Inc.
(a)(b)
................. 99,612 427,335
Clear Secure, Inc., Class A ............ 82,903 1,920,863
Clearwater Analytics Holdings, Inc., Class A
(a)(b)
73,812 1,171,396
CommVault Systems, Inc.
(a)
............ 45,915 3,334,347
Confluent, Inc., Class A
(a)(b)
............ 192,605 6,800,883
Consensus Cloud Solutions, Inc.
(a)
....... 15,650 485,150
CoreCard Corp.
(a)(b)
................. 9 228
Couchbase, Inc.
(a)(b)
................. 24,917 394,187
Crowdstrike Holdings, Inc., Class A
(a)
...... 230,259 33,818,139
Datadog, Inc., Class A
(a)
.............. 258,536 25,434,772
Digimarc Corp.
(a)(b)
.................. 19,862 584,737
Digital Turbine, Inc.
(a)(b)
............... 90,628 841,028
DocuSign, Inc.
(a)(b)
.................. 207,292 10,590,548
Dolby Laboratories, Inc., Class A ........ 59,647 4,991,261
Domo, Inc., Class B
(a)
................ 45,421 665,872
DoubleVerify Holdings, Inc.
(a)(b)
.......... 89,396 3,479,292
Dropbox, Inc., Class A
(a)(b)
............. 274,848 7,330,196
Dynatrace, Inc.
(a)
................... 223,591 11,508,229
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 203,015 1,136,884
Ebix, Inc. ........................ 24,022 605,354
eGain Corp.
(a)
..................... 18,293 137,015
Elastic NV
(a)
...................... 81,283 5,211,866
EngageSmart, Inc.
(a)(b)
................ 30,167 575,888
Envestnet, Inc.
(a)
................... 47,342 2,809,748
Everbridge, Inc.
(a)
................... 39,587 1,064,890
Expensify, Inc., Class A
(a)(b)
............ 45,114 360,010
Fair Isaac Corp.
(a)
................... 25,512 20,644,566
Five9, Inc.
(a)
...................... 71,746 5,915,458
ForgeRock, Inc., Class A
(a)(b)
........... 39,773 816,937
Fortinet, Inc.
(a)
..................... 667,679 50,469,856
Freshworks, Inc., Class A
(a)(b)
........... 175,829 3,091,074
Gen Digital, Inc. .................... 589,343 10,932,313
Gitlab, Inc., Class A
(a)(b)
............... 66,082 3,377,451
Greenidge Generation Holdings, Inc.
(a)(b)
... 686 1,935
Guidewire Software, Inc.
(a)(b)
............ 85,556 6,509,100
HashiCorp, Inc., Class A
(a)(b)
............ 99,432 2,603,130
HubSpot, Inc.
(a)
.................... 50,960 27,115,306
Informatica, Inc., Class A
(a)(b)
........... 40,720 753,320
Instructure Holdings, Inc.
(a)
............ 17,303 435,344
Intapp, Inc.
(a)
...................... 22,789 955,087
Intellicheck, Inc.
(a)(b)
................. 12,306 30,396
InterDigital, Inc. .................... 28,241 2,726,669
Intrusion, Inc.
(a)(b)
................... 216,250 263,825
Intuit, Inc. ........................ 287,865 131,896,864
Inuvo, Inc.
(a)(b)
..................... 19,231 4,269
Issuer Direct Corp.
(a)
................. 318 5,975
Jamf Holding Corp.
(a)(b)
............... 43,983 858,548
Latch, Inc.
(a)(b)
..................... 91,128 126,668
LivePerson, Inc.
(a)
.................. 115,266 521,002
LiveRamp Holdings, Inc.
(a)
............. 67,240 1,920,374
Manhattan Associates, Inc.
(a)
........... 63,226 12,637,613
Marathon Digital Holdings, Inc.
(a)(b)
....... 175,797 2,436,546
Security
Shares
Shares Value
Software (continued)
Marin Software, Inc.
(a)
................ 3,737 $ 2,205
Matterport, Inc., Class A
(a)(b)
............ 210,965 664,540
Microsoft Corp. .................... 7,627,896 2,597,603,704
MicroStrategy, Inc., Class A
(a)(b)
.......... 11,306 3,871,401
Mitek Systems, Inc.
(a)
................ 66,077 716,275
Model N, Inc.
(a)(b)
................... 34,061 1,204,397
N-able, Inc.
(a)
...................... 71,443 1,029,494
nCino, Inc.
(a)(b)
..................... 82,510 2,485,201
NCR Corp.
(a)
...................... 145,837 3,675,092
New Relic, Inc.
(a)
................... 61,699 4,037,583
Nutanix, Inc., Class A
(a)
............... 238,398 6,687,064
Oblong, Inc.
(a)
..................... 75 106
Olo, Inc., Class A
(a)(b)
................. 135,733 876,835
ON24, Inc. ....................... 37,528 304,727
OneSpan, Inc.
(a)
.................... 30,914 458,764
Oracle Corp. ...................... 1,577,584 187,874,479
PagerDuty, Inc.
(a)
................... 86,241 1,938,698
Palantir Technologies, Inc., Class A
(a)
..... 1,839,506 28,199,627
Palo Alto Networks, Inc.
(a)(b)
............ 310,659 79,376,481
Pegasystems, Inc. .................. 43,570 2,148,001
Phunware, Inc.
(a)(b)
.................. 69,606 37,587
Porch Group, Inc.
(a)
................. 85,313 117,732
PowerSchool Holdings, Inc., Class A
(a)(b)
... 39,794 761,657
Procore Technologies, Inc.
(a)
........... 72,392 4,710,547
Progress Software Corp. .............. 46,518 2,702,696
PROS Holdings, Inc.
(a)(b)
.............. 44,911 1,383,259
PTC, Inc.
(a)
....................... 108,646 15,460,326
Q2 Holdings, Inc.
(a)(b)
................. 64,016 1,978,094
Qualys, Inc.
(a)(b)
.................... 34,617 4,471,478
Rapid7, Inc.
(a)
..................... 64,754 2,932,061
Rekor Systems, Inc.
(a)(b)
............... 54 96
Remark Holdings, Inc.
(a)(b)
............. 5,237 5,132
Rimini Street, Inc.
(a)
................. 86,737 415,470
RingCentral, Inc., Class A
(a)
............ 82,869 2,712,302
Riot Platforms, Inc.
(a)(b)
............... 192,211 2,271,934
Roper Technologies, Inc. .............. 109,057 52,434,606
Salesforce, Inc.
(a)
................... 1,004,593 212,230,317
Samsara, Inc., Class A
(a)(b)
............. 126,000 3,491,460
SeaChange International, Inc.
(a)
......... 1,644 13,431
SecureWorks Corp., Class A
(a)
.......... 9,287 67,145
SEMrush Holdings, Inc., Class A
(a)(b)
...... 43,864 419,779
SentinelOne, Inc., Class A
(a)
............ 242,801 3,666,295
ServiceNow, Inc.
(a)
.................. 208,942 117,419,136
Smartsheet, Inc., Class A
(a)
............ 137,188 5,248,813
Smith Micro Software, Inc.
(a)(b)
.......... 16,031 17,794
SolarWinds Corp.
(a)
................. 60,295 618,627
SoundThinking, Inc.
(a)(b)
............... 8,114 177,372
Splunk, Inc.
(a)(b)
.................... 156,739 16,628,441
Sprinklr, Inc., Class A
(a)
............... 74,733 1,033,557
Sprout Social, Inc., Class A
(a)(b)
.......... 50,339 2,323,648
SPS Commerce, Inc.
(a)
............... 36,392 6,989,448
SRAX, Inc., NVS
(a)(b)
................. 10,903 654
Synchronoss Technologies, Inc.
(a)(b)
....... 57,248 53,189
Synopsys, Inc.
(a)
................... 157,688 68,658,932
Telos Corp.
(a)(b)
..................... 82,645 211,571
Tenable Holdings, Inc.
(a)(b)
............. 118,645 5,166,990
Teradata Corp.
(a)
................... 105,513 5,635,449
Terawulf, Inc.
(a)
.................... 161,099 281,923
Tyler Technologies, Inc.
(a)
............. 43,201 17,991,920
UiPath, Inc., Class A
(a)(b)
.............. 373,465 6,188,315
Unity Software, Inc.
(a)(b)
............... 229,787 9,977,352
Upland Software, Inc.
(a)
............... 22,829 82,184
Varonis Systems, Inc.
(a)(b)
.............. 113,602 3,027,493
Verb Technology Co., Inc.
(a)(b)
........... 3,053 3,297
Verint Systems, Inc.
(a)(b)
............... 64,734 2,269,574

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Veritone, Inc.
(a)(b)
................... 31,933 $ 125,177
Vertex, Inc., Class A
(a)(b)
............... 34,936 681,252
Viant Technology, Inc., Class A
(a)
......... 18 83
VirnetX Holding Corp. ................ 54,486 25,336
VMware, Inc., Class A
(a)
.............. 214,738 30,855,703
WM Technology, Inc., Class A
(a)(b)
........ 69,335 58,068
Workday, Inc., Class A
(a)(b)
............. 211,003 47,663,468
Workiva, Inc., Class A
(a)(b)
............. 47,881 4,867,582
Xperi, Inc.
(a)(b)
..................... 43,202 568,106
Yext, Inc.
(a)
....................... 114,861 1,299,078
Zeta Global Holdings Corp., Class A
(a)(b)
.... 143,880 1,228,735
Zoom Video Communications, Inc., Class A
(a)
226,719 15,389,686
Zscaler, Inc.
(a)(b)
.................... 87,974 12,870,596
Zuora, Inc., Class A
(a)(b)
............... 133,962 1,469,563
4,517,706,598
Specialized REITs — 1.1%
American Tower Corp. ............... 478,076 92,718,059
Crown Castle, Inc. .................. 445,678 50,780,551
CubeSmart ....................... 229,075 10,230,489
Digital Realty Trust, Inc. .............. 298,611 34,002,835
EPR Properties .................... 82,503 3,861,140
Equinix, Inc. ...................... 95,841 75,133,594
Extra Space Storage, Inc. ............. 138,096 20,555,590
Farmland Partners, Inc. .............. 71,130 868,497
Four Corners Property Trust, Inc. ........ 98,416 2,499,766
Gaming and Leisure Properties, Inc. ...... 267,303 12,953,503
Gladstone Land Corp. ............... 46,000 748,420
Iron Mountain, Inc. .................. 295,446 16,787,242
Lamar Advertising Co., Class A ......... 90,781 9,010,014
Life Storage, Inc. ................... 86,100 11,447,856
National Storage Affiliates Trust ......... 85,121 2,964,764
Outfront Media, Inc. ................. 146,191 2,298,123
PotlatchDeltic Corp. ................. 82,207 4,344,640
Power REIT
(a)
..................... 239 392
Public Storage ..................... 161,566 47,157,884
Rayonier, Inc. ..................... 147,945 4,645,473
Safehold, Inc.
(b)
.................... 38,912 923,382
SBA Communications Corp. ........... 110,688 25,653,051
Uniti Group, Inc. ................... 263,348 1,216,668
VICI Properties, Inc. ................. 1,026,862 32,274,273
Weyerhaeuser Co. .................. 752,937 25,230,919
488,307,125
Specialty Retail — 2.2%
1-800-Flowers.com, Inc., Class A
(a)(b)
...... 27,528 214,718
Abercrombie & Fitch Co., Class A
(a)
....... 54,541 2,055,105
Academy Sports & Outdoors, Inc.
(b)
....... 77,272 4,176,552
Advance Auto Parts, Inc. .............. 60,246 4,235,294
American Eagle Outfitters, Inc. .......... 194,254 2,292,197
America's Car-Mart, Inc.
(a)(b)
............ 7,149 713,327
Arko Corp. ....................... 85,911 682,992
Asbury Automotive Group, Inc.
(a)
......... 22,377 5,379,878
AutoNation, Inc.
(a)(b)
................. 31,721 5,221,594
AutoZone, Inc.
(a)
................... 18,821 46,927,529
Barnes & Noble Education, Inc.
(a)
........ 38,028 47,915
Bath & Body Works, Inc. .............. 234,095 8,778,563
Best Buy Co., Inc. .................. 199,116 16,317,556
Big 5 Sporting Goods Corp.
(b)
........... 16,577 151,845
Boot Barn Holdings, Inc.
(a)
............. 30,191 2,556,876
Buckle, Inc. (The) .................. 31,887 1,103,290
Build-A-Bear Workshop, Inc. ........... 13,861 296,903
Burlington Stores, Inc.
(a)(b)
............. 66,820 10,516,800
Caleres, Inc. ...................... 38,712 926,378
Camping World Holdings, Inc., Class A .... 39,669 1,194,037
Security
Shares
Shares Value
Specialty Retail (continued)
CarMax, Inc.
(a)(b)
.................... 161,913 $ 13,552,118
CarParts.com, Inc.
(a)(b)
................ 34,323 145,873
Carvana Co., Class A
(a)(b)
.............. 102,853 2,665,950
Cato Corp. (The), Class A ............. 36,868 296,050
Chewy, Inc., Class A
(a)(b)
.............. 99,357 3,921,621
Chico's FAS, Inc.
(a)
.................. 135,357 724,160
Children's Place, Inc. (The)
(a)(b)
.......... 16,330 379,019
Conn's, Inc.
(a)
..................... 27 100
Designer Brands, Inc., Class A .......... 70,721 714,282
Destination XL Group, Inc.
(a)
........... 55,009 269,544
Dick's Sporting Goods, Inc. ............ 62,815 8,303,515
EVgo, Inc., Class A
(a)(b)
............... 92,298 369,192
Five Below, Inc.
(a)(b)
.................. 57,687 11,337,803
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 108,713 11,301,804
Foot Locker, Inc. ................... 80,262 2,175,903
Franchise Group, Inc.
(b)
............... 27,810 796,478
GameStop Corp., Class A
(a)(b)
........... 260,913 6,327,140
Gap, Inc. (The) .................... 220,676 1,970,637
Genesco, Inc.
(a)(b)
................... 13,917 348,482
Group 1 Automotive, Inc.
(b)
............. 14,849 3,832,527
GrowGeneration Corp.
(a)(b)
............. 64,530 219,402
Guess?, Inc. ...................... 37,982 738,750
Haverty Furniture Cos., Inc. ............ 16,727 505,490
Hibbett, Inc. ...................... 16,523 599,620
Home Depot, Inc. (The) .............. 1,038,136 322,486,567
Kirkland's, Inc.
(a)(b)
.................. 18 50
Lazydays Holdings, Inc.
(a)(b)
............ 3,257 37,651
Leslie's, Inc.
(a)(b)
.................... 150,906 1,417,007
Lithia Motors, Inc. .................. 31,908 9,703,542
Lowe's Cos., Inc. ................... 611,535 138,023,450
MarineMax, Inc.
(a)(b)
................. 19,871 678,793
Monro, Inc. ....................... 35,753 1,452,644
Murphy USA, Inc.
(b)
................. 20,007 6,224,378
National Vision Holdings, Inc.
(a)(b)
........ 82,033 1,992,582
ODP Corp. (The)
(a)
.................. 41,202 1,929,078
OneWater Marine, Inc., Class A
(a)
........ 13,827 501,091
O'Reilly Automotive, Inc.
(a)
............. 62,257 59,474,112
Overstock.com, Inc.
(a)(b)
............... 45,906 1,495,158
Penske Automotive Group, Inc.
(b)
........ 24,401 4,065,939
Petco Health & Wellness Co., Inc.
(a)(b)
..... 89,871 799,852
PetMed Express, Inc. ................ 39,089 539,037
RealReal, Inc. (The)
(a)(b)
............... 33,634 74,667
Revolve Group, Inc., Class A
(a)(b)
......... 40,218 659,575
RH
(a)(b)
.......................... 18,342 6,045,340
Ross Stores, Inc. ................... 351,480 39,411,452
Sally Beauty Holdings, Inc.
(a)
........... 108,762 1,343,211
Shift Technologies, Inc.
(a)(b)
............. 18 39
Shoe Carnival, Inc. .................. 18,867 442,997
Signet Jewelers Ltd. ................. 47,152 3,077,140
Sleep Number Corp.
(a)
............... 24,707 674,007
Sonic Automotive, Inc., Class A ......... 17,056 813,060
Sportsman's Warehouse Holdings, Inc.
(a)
... 40,741 232,224
Stitch Fix, Inc., Class A
(a)(b)
............. 82,777 318,691
ThredUp, Inc., Class A
(a)(b)
............. 76,407 186,433
TJX Cos., Inc. (The) ................. 1,182,179 100,236,957
Tractor Supply Co. .................. 112,680 24,913,548
Ulta Beauty, Inc.
(a)
.................. 51,310 24,146,229
Upbound Group, Inc. ................ 53,619 1,669,159
Urban Outfitters, Inc.
(a)(b)
.............. 62,394 2,067,113
Valvoline, Inc. ..................... 142,564 5,347,576
Victoria's Secret & Co.
(a)(b)
............. 86,912 1,514,876
Vroom, Inc.
(a)(b)
..................... 101,281 145,845
Warby Parker, Inc., Class A
(a)(b)
.......... 57,554 672,806
Wayfair, Inc., Class A
(a)(b)
.............. 84,923 5,520,844
Williams-Sonoma, Inc.
(b)
.............. 67,331 8,425,801

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Winmark Corp. .................... 2,925 $ 972,475
Xcel Brands, Inc.
(a)
.................. 315 551
Zumiez, Inc.
(a)
..................... 27,865 464,231
965,482,587
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc. ....................... 15,162,574 2,941,084,479
Avid Technology, Inc.
(a)
............... 39,600 1,009,800
Corsair Gaming, Inc.
(a)
............... 44,598 791,169
Dell Technologies, Inc., Class C ......... 262,310 14,193,594
Eastman Kodak Co.
(a)(b)
............... 62,292 287,789
Hewlett Packard Enterprise Co. ......... 1,328,106 22,312,181
HP, Inc. ......................... 887,488 27,254,756
Immersion Corp. ................... 30,181 213,681
Intevac, Inc.
(a)
..................... 19,030 71,362
IonQ, Inc.
(a)(b)
...................... 160,188 2,167,344
NetApp, Inc. ...................... 221,422 16,916,641
One Stop Systems, Inc.
(a)
............. 10,065 28,887
Pure Storage, Inc., Class A
(a)
........... 297,682 10,960,651
Quantum Corp.
(a)
................... 108 117
Seagate Technology Holdings plc ........ 198,704 12,293,816
Super Micro Computer, Inc.
(a)(b)
.......... 46,847 11,676,615
TransAct Technologies, Inc.
(a)
........... 9,013 80,756
Turtle Beach Corp.
(a)
................. 30,183 351,632
Western Digital Corp.
(a)
............... 332,858 12,625,304
Xerox Holdings Corp. ................ 119,211 1,775,052
3,076,095,626
Textiles, Apparel & Luxury Goods — 0.6%
Allbirds, Inc., Class A
(a)(b)
.............. 142,907 180,063
Capri Holdings Ltd.
(a)
................ 126,692 4,546,976
Carter's, Inc. ...................... 40,232 2,920,843
Columbia Sportswear Co. ............. 37,421 2,890,398
Crocs, Inc.
(a)
...................... 62,961 7,079,335
Culp, Inc.
(a)
....................... 13 65
Deckers Outdoor Corp.
(a)(b)
............. 26,954 14,222,548
G-III Apparel Group Ltd.
(a)
............. 37,245 717,711
Hanesbrands, Inc. .................. 366,848 1,665,490
Jerash Holdings US, Inc. .............. 1,955 7,273
Kontoor Brands, Inc. ................. 51,453 2,166,171
Levi Strauss & Co., Class A ............ 98,456 1,420,720
Lululemon Athletica, Inc.
(a)
............. 118,573 44,879,880
Movado Group, Inc. ................. 11,815 316,996
NIKE, Inc., Class B ................. 1,264,478 139,560,437
Oxford Industries, Inc. ............... 15,948 1,569,602
PLBY Group, Inc.
(a)(b)
................ 23,981 40,288
PVH Corp. ....................... 65,485 5,564,260
Ralph Lauren Corp., Class A ........... 41,847 5,159,735
Skechers USA, Inc., Class A
(a)
.......... 138,427 7,289,566
Steven Madden Ltd. ................. 76,566 2,502,943
Tapestry, Inc. ...................... 237,231 10,153,487
Under Armour, Inc., Class A
(a)
........... 192,357 1,388,817
Under Armour, Inc., Class C, NVS
(a)
...... 198,984 1,335,183
VF Corp. ........................ 335,028 6,395,685
Vince Holding Corp.
(a)
................ 896 2,607
Wolverine World Wide, Inc. ............ 83,859 1,231,889
265,208,968
Tobacco — 0.5%
22nd Century Group, Inc.
(a)
............ 152,036 58,184
Altria Group, Inc. ................... 1,832,515 83,012,930
Philip Morris International, Inc. .......... 1,591,399 155,352,370
Turning Point Brands, Inc. ............. 12,185 292,562
Universal Corp. .................... 25,063 1,251,646
Security
Shares
Shares Value
Tobacco (continued)
Vector Group Ltd. .................. 141,657 $ 1,814,626
241,782,318
Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A .............. 109,245 4,571,903
Alta Equipment Group, Inc., Class A ...... 33,424 579,238
Applied Industrial Technologies, Inc. ...... 39,282 5,689,212
Beacon Roofing Supply, Inc.
(a)(b)
......... 51,738 4,293,219
BlueLinx Holdings, Inc.
(a)
.............. 8,844 829,390
Boise Cascade Co. ................. 40,049 3,618,427
Core & Main, Inc., Class A
(a)(b)
.......... 124,888 3,913,990
Custom Truck One Source, Inc.
(a)(b)
....... 99,603 671,324
Distribution Solutions Group, Inc.
(a)
....... 8,387 436,627
DXP Enterprises, Inc.
(a)
............... 17,677 643,620
Fastenal Co. ...................... 582,849 34,382,262
Ferguson plc ...................... 210,096 33,050,202
FTAI Aviation Ltd. ................... 100,592 3,184,743
GATX Corp. ...................... 36,705 4,725,402
Global Industrial Co. ................. 12,849 356,817
GMS, Inc.
(a)
....................... 42,714 2,955,809
H&E Equipment Services, Inc. .......... 34,333 1,570,735
Herc Holdings, Inc. .................. 25,327 3,466,000
Hudson Technologies, Inc.
(a)(b)
.......... 50,199 482,914
IGC Pharma, Inc.
(a)(b)
................ 37,902 11,810
McGrath RentCorp .................. 27,965 2,586,203
MRC Global, Inc.
(a)
.................. 84,644 852,365
MSC Industrial Direct Co., Inc., Class A .... 48,623 4,632,799
NOW, Inc.
(a)
...................... 109,164 1,130,939
Rush Enterprises, Inc., Class A ......... 35,625 2,163,862
Rush Enterprises, Inc., Class B ......... 14,727 1,002,320
SiteOne Landscape Supply, Inc.
(a)(b)
....... 46,021 7,702,075
Titan Machinery, Inc.
(a)
............... 18,128 534,776
Transcat, Inc.
(a)
.................... 8,881 757,638
Triton International Ltd. ............... 55,516 4,622,262
United Rentals, Inc.
(b)
................ 70,589 31,438,223
Univar Solutions, Inc.
(a)
............... 166,282 5,959,547
Veritiv Corp. ...................... 14,971 1,880,507
Watsco, Inc. ...................... 34,216 13,052,378
WESCO International, Inc. ............. 46,035 8,243,027
Willis Lease Finance Corp.
(a)(b)
.......... 8,385 328,105
WW Grainger, Inc. .................. 45,798 36,115,845
Xometry, Inc., Class A
(a)(b)
............. 30,609 648,299
233,084,814
Water Utilities — 0.1%
American States Water Co. ............ 37,492 3,261,804
American Water Works Co., Inc. ......... 199,654 28,500,608
Artesian Resources Corp., Class A, NVS ... 8,854 418,086
Cadiz, Inc.
(a)(b)
..................... 30,756 124,869
California Water Service Group ......... 56,251 2,904,239
Essential Utilities, Inc. ................ 248,349 9,911,609
Middlesex Water Co. ................ 19,050 1,536,573
Pure Cycle Corp.
(a)
.................. 18,860 207,460
SJW Group ....................... 29,034 2,035,574
York Water Co. (The) ................ 16,410 677,241
49,578,063
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)
...................... 70,692 1,202,471
Shenandoah Telecommunications Co. ..... 48,317 938,799
Spok Holdings, Inc. ................. 20,140 267,660
Telephone and Data Systems, Inc. ....... 107,665 886,083
T-Mobile US, Inc.
(a)
.................. 591,642 82,179,074

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
United States Cellular Corp.
(a)(b)
......... 19,457 $ 343,027
85,817,114
Total Common Stocks — 99.7%
(Cost: $35,065,070,399) ........................... 44,610,486,226
Rights
Biotechnology — 0.0%
(a)(d)
Catalyst Biosciences, Inc., CVR ......... 7,839 —
Contra Aduro Biotech I, CVR ........... 4,142 10,516
Contra Miragen Therape, CVR .......... 119 —
Disc Medicine, Inc., CVR
(b)
............ 47,740 1
F-star Therapeutics, Inc., CVR .......... 11,084 3,768
Oncternal Therapeutics, Inc., CVR
(b)
...... 722 740
Qualigen Therapeutics, Inc., CVR
(b)
....... 14,465 978
16,003
Chemicals — 0.0%
(a)
CVR Partners LP, CVR
(d)
.............. 11,084 4,434
Ikonics Corp., CVR ................. 237 462
4,896
Diversified Telecommunication Services — 0.0%
Contra Communications, CVR
(a)(d)
........ 2,058 —
Financial Services — 0.0%
Contra Costa County Board of Education,
CVR
(a)(d)
....................... 266 37
Pharmaceuticals — 0.0%
(a)
Contra CVR Bioblast PH, CVR
(b)(d)
........ 167,980 2
Contran Corp., CVR
(b)
................ 97 3
Security
Shares
Shares Value
Pharmaceuticals (continued)
Seelos Therapeutics, Inc., CVR
(d)
........ 43 $ 23

Total Rights — 0.0%
(Cost: $2,458) ................................. 20,964
Warrants
Biotechnology — 0.0%
Salarius Pharmaceuticals, Inc. (Issued/
Exercisable 07/02/21, 1 Share for 1 Warrant,
Expires 01/20/25, Strike Price USD 15.17)
(a)
(b)
........................... 19,965 —
Total Warrants — 0.0%
(Cost: $—) .................................... —
Total Long-Term Investments — 99.7%
(Cost: $35,065,072,857) ........................... 44,610,507,190
Short-Term Securities
Money Market Funds — 2.3%
(e)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.31%
(h)
............ 937,738,875 937,926,422
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.09% .................. 80,520,351 80,520,351
Total Short-Term Securities — 2.3%
(Cost: $1,017,949,132) ........................... 1,018,446,773
Total Investments — 102.0%
(Cost: $36,083,021,989 ) ........................... 45,628,953,963
Liabilities in Excess of Other Assets — (2.0)% ............ (897,804,509)
Net Assets — 100.0% ..............................
$ 44,731,149,454
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $275,190, representing less than 0.05% of its net assets as of period end, and an original cost of $526,994.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 1,047,232,697 $ — $ (109,210,986)
(a)
$ 99 $ (95,388) $ 937,926,422 937,738,875 $ 2,838,282
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 84,512,098 — (3,991,747)
(a)
— — 80,520,351 80,520,351 1,041,317 —
BlackRock, Inc. ............ 101,971,881 1,089,413 (392,476) 147,843 3,235,316 106,051,977 153,445 767,340 —
$ 147,942 $ 3,139,928 $ 1,124,498,750 $ 4,646,939 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 472 09/15/23 $ 105,923 $ 2,974,432
S&P Midcap 400 E-Mini Index ................................................. 37 09/15/23 9,783 204,141
$ 3,178,573

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 44,610,209,874 $ 275,844 $ 508 $ 44,610,486,226
Rights ................................................ — 465 20,499 20,964
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 1,018,446,773 — — 1,018,446,773
$ 45,628,656,647 $ 276,309 $ 21,007 $ 45,628,953,963
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 3,178,573 $ — $ — $ 3,178,573
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust
S&P Standard & Poor's
Fair Value Hierarchy as of Period End (continued)